UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07923

City National Rochdale Funds
(Exact name of registrant as specified in charter)

400 North Roxbury Drive
Beverly Hills, California 90210
 (Address of principal executive offices) (Zip code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2016

Date of reporting period: June 30, 2016

Item 1.	Schedule of Investments

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [78.6%]
FAMC DN
0.471%, 08/18/16(A)	$50,000	$49,969
FFCB
0.477%, 07/08/16(B)	27,175	27,161
0.392%, 07/15/16(B)	50,000	49,999
0.458%, 07/18/16(B)	50,000	49,999
FHLB
0.547%, 07/01/16(B)	50,000	50,000
0.522%, 07/01/16(B)	50,000	50,000
0.439%, 07/02/16(B)	50,000	50,000
0.482%, 07/12/16(B)	30,000	30,000
0.392%, 07/13/16(B)	50,000	50,000
0.467%, 07/16/16(B)	50,000	50,000
0.548%, 07/19/16(B)	50,000	50,000
0.487%, 07/24/16(B)	50,000	50,000
FHLB DN
0.330%, 07/05/16(A)	100,000	99,996
0.339%, 07/06/16(A)	111,500	111,495
0.574%, 07/08/16(A)	75,000	74,992
0.581%, 07/13/16(A)	250,000	249,963
0.348%, 07/15/16(A)	65,000	64,991
0.360%, 07/20/16(A)	4,000	3,999
0.518%, 07/27/16(A)	50,000	49,981
0.340%, 08/03/16(A)	123,000	122,962
0.311%, 08/05/16(A)	161,571	161,522
0.305%, 08/08/16(A)	40,000	39,987
0.385%, 08/10/16(A) (C)	33,000	32,986
0.385%, 08/12/16(A)	46,000	45,979
0.316%, 08/15/16(A)	92,500	92,464
0.320%, 08/16/16(A)	28,400	28,388
0.365%, 08/17/16(A)	114,250	114,196
0.422%, 08/19/16(A)	60,000	59,966
0.376%, 08/24/16(A)	150,000	149,915
0.370%, 08/26/16(A)	100,000	99,942
0.461%, 08/31/16(A)	100,000	99,922
0.320%, 09/02/16(A) (C)	50,000	49,972
0.390%, 09/07/16(A)	120,000	119,912
0.300%, 09/08/16(A)	75,000	74,957
0.397%, 09/09/16(A)	100,000	99,923
0.395%, 09/12/16(A) (C)	75,000	74,940
0.310%, 09/13/16(A)	23,354	23,339
0.582%, 09/14/16(A)	170,206	170,047
0.390%, 09/16/16(A)	41,000	40,966
0.405%, 09/21/16(A) (C)	100,000	99,908
0.370%, 10/05/16(A)	100,000	99,901
0.581%, 11/23/16(A)	50,000	49,883
FHLMC
0.875%, 10/14/16	50,000	50,059
FNMA
0.468%, 07/20/16(B)	50,000	49,997

Total U.S. Government Agency Obligations
(Cost $3,264,578)		3,264,578

Description	Face Amount (000)	Value (000)

Municipal Bonds [6.0%]
California [1.6%]
ABAG Finance Authority for Nonprofit, Miramar Apartments Project, Ser A, RB, FNMA, AMT
0.450%, 07/07/16(B) (D)	$14,700	$14,700
Anaheim, Housing Authority, Sea Wind Apartments Project, Ser C, RB, FNMA, AMT
0.450%, 07/07/16(B) (D)	6,300	6,300
California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
0.450%, 07/07/16(B) (D)	8,000	8,000
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
0.420%, 07/07/16(B) (D)	28,450	28,450
Sacramento County, Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
0.450%, 07/07/16(B) (D)	9,000	9,000

Total California		66,450

New York [3.4%]
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC
0.440%, 07/07/16(B) (D)	13,500	13,500
New York State, Housing Development Authority, 26th Street Development Project, Ser A, RB, FHLMC, AMT
0.460%, 07/07/16(B) (D)	9,350	9,350
New York State, Housing Finance Agency, 345 East 94th Street Project, Ser A, RB, FHLMC, AMT
0.420%, 07/06/16(B) (D)	13,300	13,300
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.490%, 07/06/16(B) (D)	23,800	23,800
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.490%, 07/06/16(B) (D)	18,100	18,100

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

New York State, Housing Finance Agency, East 84th Street Project, Ser A, RB, FNMA, AMT
0.430%, 07/06/16(B) (D)	$15,000	$15,000
New York State, Housing Finance Agency, Victory Housing Project, Ser 2004-A, RB, FHLMC, AMT
0.490%, 07/06/16(B) (D)	25,500	25,500
New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
0.420%, 07/06/16(B) (D)	20,000	20,000

Total New York		138,550

Texas [0.6%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
0.440%, 07/06/16(B) (D)	13,195	13,195
Texas State, Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
0.450%, 07/07/16(B) (D)	13,190	13,190

Total Texas		26,385

Washington [0.4%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
0.450%, 07/07/16(B) (D)	16,295	16,295

Total Municipal Bonds
(Cost $247,680)		247,680

Repurchase Agreements [12.5%]
Barclays (E)
0.400%, dated 06/30/16, repurchased on 07/01/16, repurchase price $21,000,233 (collateralized by various U.S. Treasury Notes, par values ranging from $79,800 to $10,800,000, 2.000% - 8.75%, 05/15/17 to 08/15/25; with a total market value of $21,393,073)	21,000	21,000

Description	Face Amount (000)/Shares	Value (000)

Goldman Sachs (E)
0.400%, dated 06/30/16, repurchased on 07/01/16, repurchase price $100,001,111 (collateralized by various U.S. Treasury Notes, par values ranging from $21,100,000 - 32,000,000, 0.496% - 2.430%, 04/17/17 to 12/15/25; with a total market value of $101,900,000)	$100,000	$100,000
Wells Fargo (E)
0.410%, dated 06/30/16, repurchased on 07/01/16, repurchase price $400,004,556 (collateralized by various U.S. Treasury Notes, par values ranging from $1,000 to $86,900,000, 0.000% - 3.500%, 11/11/16 to 07/01/46; with a total market value of $407,993,939)	400,000	400,000

Total Repurchase Agreements
(Cost $521,000)		521,000

Short-Term Investment [2.9%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.220%**	119,846,197	119,846

Total Short-Term Investment
(Cost $119,846)		119,846

Total Investments [100.0%]
(Cost $4,153,104)†		$4,153,104

Percentages are based on Net Assets of $4,151,956 (000).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.
**	The rate reported is the 7-day effective yield as of June 30, 2016.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2016.
(C)	Rate shown is the effective yield at time of purchase.
(D)	Put and Demand Feature — The date reported is the next reset or put date.
(E)	Tri-Party Repurchase Agreement.

ABAG — Association of Bay Area Governments
AMT — Alternative Minimum Tax (subject to)
DN — Discount Note
FAMC — Federal Agriculture Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
RB — Revenue Bond
Ser — Series

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale Government Money Market Fund

The following is a list of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$3,264,578	$—	$3,264,578
Municipal Bonds	—	247,680	—	247,680
Repurchase Agreements	—	521,000	—	521,000
Short-Term Investment	119,846	—	—	119,846
Total Investments in Securities	$119,846	$4,033,258	$—	$4,153,104

For the period ended June 30, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Commercial Paper [64.3%]
Auto Manufacturing [3.7%]
BMW US Capital (A) (B)
0.400%, 07/08/16	$20,000	$19,998
Toyota Financial Services de Puerto Rico (A)
0.490%, 07/28/16	20,000	19,993

Total Auto Manufacturing		39,991

Banks [14.3%]
Bank of Tokyo-Mitsubishi UFJ NY (A)
0.390%, 07/01/16	35,000	35,000
BPCE (A) (B)
0.420%, 07/12/16	20,000	19,997
Credit Agricole Corporate and Investment Bank (A)
0.310%, 07/01/16	35,000	35,000
Sumitomo Mitsui Banking (A)
0.600%, 07/06/16	35,000	35,000
Westpac Banking (B)
0.646%, 07/05/16	30,000	30,000

Total Banks		154,997

Communications Equipment [2.7%]
Apple (A) (B)
0.440%, 07/15/16	29,150	29,145

Consumer Services [1.8%]
Mitsui & USA (A)
0.671%, 07/22/16	20,000	19,992

Diversified Banks [3.2%]
Societe Generale (A)
0.390%, 07/06/16	35,000	34,998

Educational Services [0.9%]
University of California (A)
0.420%, 07/25/16	10,000	9,997

Financial Services [12.4%]
AllianceBernstein (A) (B)
0.466%, 07/05/16	35,000	34,998
Caisse Centrale Desjardins (A) (B)
0.490%, 07/05/16	35,000	34,998
Cargill Global Funding (A) (B)
0.400%, 07/05/16	30,000	29,999
National Securities Clearing (A) (B)
0.396%, 07/07/16	34,830	34,828

Total Financial Services		134,823

Food & Beverage [3.7%]
Archer-Daniels-Midland (A) (B)
0.420%, 07/14/16	20,000	19,997
PepsiCo (A) (B)
0.360%, 07/25/16	20,000	19,995

Total Food & Beverage		39,992

Description	Face Amount (000)	Value (000)

Goverment Agency [1.9%]
Hydro-Quebec (A) (B)
0.365%, 07/07/16	$20,000	$19,999

Integrated Oil & Gas [1.9%]
Exxon Mobil (A)
0.350%, 07/05/16	20,000	19,999

Life & Health Insurance [1.8%]
MetLife Short Term Funding (A) (B)
0.390%, 07/26/16	20,000	19,995

Machinery Manufacturing [1.9%]
John Deere Canada ULC (A) (B)
0.420%, 07/11/16	20,000	19,998

Mass Merchants [1.9%]
Wal-Mart Stores (A) (B)
0.390%, 07/05/16	20,000	19,999

Pharmaceuticals [2.6%]
Novartis Securities Investment (A) (B)
0.370%, 07/08/16	28,550	28,548

Real Estate [1.8%]
Simon Property Group (A) (B)
0.480%, 07/18/16	20,000	19,996

Regional Authority [2.3%]
Province of Ontario Canada (A)
0.395%, 07/18/16	25,000	24,995

Semi-Conductor [1.9%]
Intel (A) (B)
0.370%, 07/06/16	20,000	19,999

Software & Services [1.8%]
Microsoft (A) (B)
0.410%, 07/20/16	20,000	19,996

Transportation & Logistics [1.8%]
PACCAR Financial (A)
0.390%, 07/13/16	20,000	19,997

Total Commercial Paper
(Cost $697,456)		697,456

Certificates of Deposit [8.3%]
Barclays Bank
0.570%, 07/25/16	20,000	20,000
Norinchukin Bank NY
0.610%, 07/26/16	35,000	35,000
US Bank
0.790%, 07/20/16	35,000	35,000

Total Certificates of Deposit
(Cost $90,000)		90,000

Corporate Bonds [0.7%]
Banks [0.7%]
Bank of Montreal, MTN
1.148%, 07/15/16(D)	2,100	2,100

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale Prime Money Market Fund

Description	Face Amount (000)/Shares	Value (000)

Canadian Imperial Bank of Commerce
1.153%, 07/18/16(D)	$3,600	$3,601
Toronto-Dominion Bank, MTN
0.800%, 07/13/16(D)	1,500	1,500

Total Banks		7,201

Total Corporate Bonds
(Cost $7,201)		7,201

Repurchase Agreements [25.3%]
Goldman Sachs (C)
0.400%, dated 06/30/16, repurchased on 07/01/16, repurchase price $25,000,278 (collateralized by U.S. Treasury Notes, par value $25,500,000, 0.000% , 10/06/2016; with a total market value of $25,500,000)	25,000	25,000
Wells Fargo
0.410%, dated 06/30/16, repurchased on 07/01/16, repurchase price $250,002,847 (collateralized by various U.S.Government Agency obligations, par values ranging from $925,088 to $113,000,000, 3.000% - 4.000%, 03/01/31 to 07/01/46; with a total market value of $254,843,072)	250,000	250,000

Total Repurchase Agreements
(Cost $275,000)		275,000

Short-Term Investment [1.4%]
Goldman Sachs Financial Square Funds - Government Fund, 0.245%**	15,863,306	15,863

Total Short-Term Investment
(Cost $15,863)		15,863

Total Investments [100.0%]
(Cost $1,085,520)†		$1,085,520

Percentages are based on Net Assets of $1,085,325 (000).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.
**	The rate reported is the 7-day effective yield as of June 30, 2016.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2016, the value of these securities amounted to $442,484(000), representing 40.8% of the net assets of the Fund.

(C)	Tri-Party Repurchase Agreement.
(D)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2016.

MTN — Medium Term Note
NY — New York

The following is a list of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$–	$697,456	$–	$697,456
Certificates of Deposit	–	90,000	–	90,000
Corporate Bonds	–	7,201	–	7,201
Repurchase Agreements	–	275,000	–	275,000
Short-Term Investment	15,863	–	–	15,863
Total Investments in Securities	$15,863	$1,069,657	$—-	$1,085,520
For the period ended June 30, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [95.8%]
California [95.8%]
Bay Area Toll Authority, Ser A-2, RB
0.410%, 04/07/16(A) (B) (C)	$6,000	$6,000
Bay Area Toll Authority, Ser B-2, RB
0.390%, 04/07/16(A) (B) (C)	4,975	4,975
Bay Area Toll Authority, Ser C-2, RB
0.390%, 04/07/16(A) (B) (C)	10,500	10,500
Bay Area Toll Authority, Ser E-1, RB
0.400%, 04/07/16(A) (B) (C)	1,900	1,900
California Infrastructure & Economic Development Bank, Ser E
0.230%, 09/01/38(A) (B) (C)	10,000	10,000
California State, Economic Recovery Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/22(D)	5,130	5,130
California State, Educational Facilities Authority, Stanford University Project, Ser L-4, RB
0.390%, 04/06/16(C)	3,175	3,175
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser B, RB
0.360%, 04/01/16(A) (B) (C)	2,780	2,780
California State, Health Facilities Financing Authority, Catholic Health Care Project, Ser H, RB
0.390%, 04/06/16(A) (B) (C)	3,500	3,500
California State, Health Facilities Financing Authority, Catholic Healthcare Project, Ser K, RB
0.440%, 04/06/16(A) (B) (C)	5,000	5,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB
0.420%, 04/01/16(A) (B) (C)	20,250	20,250
California State, Health Facilities Financing Authority, St. Joseph Health Systen Project, Ser C, RB
0.420%, 04/01/16(B) (C)	38,800	38,800
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.390%, 04/06/16(A) (C)	10,000	10,000

Description	Face Amount (000)	Value (000)

California State, Infrastructure & Economic Development Bank, Los Angeles Museum Project, Ser B, RB
0.230%, 07/01/14(A) (B) (C)	$12,090	$12,090
California State, Infrastructure & Economic Development Bank, Museum of Nautral History Foundation Project, Ser A, RB
0.230%, 04/01/16(A) (B) (C)	17,380	17,380
California State, Kindergarten Project, Ser A-1, GO
0.230%, 04/01/16(A) (B) (C)	3,250	3,250
California State, Kindergarten Project, Ser A-2, GO
0.230%, 04/01/16(A) (B) (C)	39,250	39,250
California State, Kindergarten Project, Ser A-3, GO
0.270%, 04/01/16(A) (B) (C)	24,580	24,580
California State, Kindergarten Project, Ser A5, GO
0.240%, 04/01/16(A) (B) (C)	6,570	6,570
California State, Kindergarten Project, Ser B-1, GO
0.230%, 04/01/16(A) (B) (C)	7,525	7,525
California State, Kindergarten Project, Ser B-2, GO
0.230%, 04/01/16(A) (B) (C)	18,490	18,490
California State, Kindergarten Project, Ser B-3, GO
0.220%, 10/01/15(A) (B) (C)	6,255	6,255
California State, Municipal Finance Authority, Chevron USA Recovery Zone Project, RB
0.340%, 04/01/16(A) (C)	7,575	7,575
California State, Municipal Finance Authority, Chevron USA Recovery Zone Project, Ser B, RB
0.340%, 04/01/16(A) (C)	16,655	16,655
California State, Municipal Finance Authority, Chevron USA Recovery Zone Project, Ser B-5, RB
0.390%, 04/06/16(A) (B) (C)	21,000	21,000
California State, Ser A, GO, ETM
5.000%, 07/01/16	1,060	1,060
California State, Ser A-1, GO
0.270%, 04/01/16(A) (B) (C)	14,635	14,635
California State, Ser A-2, GO
0.240%, 04/01/16(A) (B) (C)	41,345	41,345
California State, Ser A-3-RMKT-12/01/09, GO
0.270%, 05/01/33(A) (B) (C)	19,545	19,545
California State, Ser B-1, GO
0.390%, 04/06/16(A) (B) (C)	25,000	25,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

California State, Ser B-7, GO
0.230%, 04/01/16(A) (B) (C)	$8,100	$8,100
California Statewide, Communities Development Authority, RB
0.240%, 10/01/13(C)	9,565	9,565
Chino Basin Regional Financing Authority, RB
0.400%, 04/06/16(A) (B) (C)	2,900	2,900
Coast Community College District, Ser B, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/21(D)	350	351
Coast Community College District, Ser C, GO, AGM
Pre-Refunded @ 38
0.404%, 08/01/34(D) (E)	1,000	378
Contra County, Housing & Finance Authority, Multi-Family Housing Project, Ser B, RB, FNMA
0.390%, 04/06/16(A) (C)	9,900	9,900
County of Orange California Airport Revenue, Ser B, RB
5.000%, 07/01/16	1,025	1,025
County of Ventura California, GO
2.000%, 07/01/16	15,000	15,000
Eastern Municipal Water District, Ser B
0.340%, 07/01/46(A) (C)	14,975	14,975
Elsinore Valley, Municipal Water District, Ser A, COP
0.410%, 04/06/16(A) (B) (C)	3,040	3,040
Elsinore Valley, Municipal Water District, Ser B, COP
0.410%, 04/06/16(A) (B) (C)	9,000	9,000
Hayward, Unified School District, GO
Pre-Refunded @ 100
5.000%, 08/01/33(D)	320	321
Irvine California
0.290%, 09/02/32(A) (B) (C)	21,774	21,774
Irvine Ranch, Water District, SAB
0.390%, 04/07/16(A) (B) (C)	5,200	5,200
Irvine Ranch, Water District, Ser A, SAB
0.360%, 04/01/16(A) (B) (C)	3,735	3,735
Irvine Ranch, Water District, Ser B, SAB
0.310%, 04/01/16(A) (B) (C)	36,065	36,065
Irvine Unified School District
0.340%, 09/01/56(A) (B) (C)	9,830	9,830
Irvine, Improvement Board, Act 1915 Project, District #97-16, COP
0.290%, 04/01/12(A) (B) (C)	100	100

Description	Face Amount (000)	Value (000)

Irvine, Unified School District, Ser 2014-C, SPL Tax
0.360%, 04/01/16(A) (B) (C)	$20,550	$20,550
Irvine, Unified School District, Ser A, SPL Tax
0.340%, 10/01/15(A) (B) (C)	11,585	11,585
Irvine, Unified School District, Ser B, SPL Tax
0.400%, 04/06/16(A) (B) (C)	9,220	9,220
Los Angeles County Metropolitan Transportation Authority, RB
2.500%, 07/01/16	250	250
Los Angeles Department of Water & Power, Ser A, RB
2.000%, 07/01/16	900	900
Los Angeles Department of Water & Power, Sub-Ser A-4-REMK, RB
0.250%, 04/01/16(A) (C)	9,200	9,200
Los Angeles Unified School District, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/22(D)	900	900
Los Angeles Unified School District, Ser A, GO, NATL
Pre-Refunded @ 100
5.000%, 07/01/17(D)	200	200
Los Angeles Unified School District, Ser F, GO, FGIC
Pre-Refunded @ 100
5.000%, 07/01/20(D)	1,000	1,000
Los Angeles Unified School District, Ser G, GO, AMBAC
Pre-Refunded @ 100
5.000%, 07/01/30(D)	300	300
Los Angeles, Department of Water & Power, Sub-Ser A-1-REM, RB
0.240%, 04/01/16(A) (C)	4,500	4,500
Los Angeles, Department of Water & Power, Sub-Ser B-4, RB
0.380%, 04/07/16(A) (C)	6,400	6,400
Los Angeles, Unified School District, Ser A, GO, NATL
Pre-Refunded @ 100
5.000%, 07/01/18(D)	840	840
Los Angeles, Unified School District, Ser F, GO, FGIC
Pre-Refunded @ 100
5.000%, 07/01/19(D)	100	100
Los Angeles, Unified School District, Ser F, GO, FGIC
Pre-Refunded @ 100
5.000%, 07/01/30(D)	2,475	2,475

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Los Angeles, Unified School District, Ser S, GO, FGIC
Pre-Refunded @ 100
5.000%, 07/01/18(D)	$100	$100
Los Angeles, Water & Power Resource Authority, Sub-Ser B-3, RB
0.350%, 04/01/16(A) (C)	19,400	19,400
Metropolitan Water District of Southern California, Ser A-1, RB
0.610%, 04/07/16(A) (C)	12,500	12,500
Metropolitan Water District of Southern California, Ser A-3, RB
0.610%, 04/07/16(A) (C)	6,000	6,000
Metropolitan Water District of Southern California, Ser B, RB
5.000%, 07/01/16	250	250
Metropolitan Water District of Southern California, Ser B, RB
5.000%, 07/01/16	145	145
Metropolitan Water District of Southern California, Ser B, RB
4.000%, 07/01/16	670	670
Metropolitan Water District of Southern California, Ser B, RB
4.000%, 07/01/16	200	200
Metropolitan Water District of Southern California, Ser B, RB
4.000%, 07/01/16	175	175
Metropolitan Water District of Southern California, Ser C, RB
5.000%, 07/01/16	275	275
Metropolitan Water District of Southern California, Ser C, RB
5.000%, 07/01/16	125	125
Monrovia, Unified School District, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/31(D)	675	678
Monterey Peninsula, Water Management District, COP
0.450%, 04/07/16(A) (B) (C)	500	500
Orange County, Municipal Improvement Authority, SAB
0.450%, 04/06/16(A) (B) (C)	7,613	7,613
Port of Los Angeles, Ser A, RB
2.000%, 08/01/16	2,505	2,509

Description	Face Amount (000)	Value (000)

Redondo Beach, Unified School District, Ser A, GO
Pre-Refunded @ 102
5.125%, 08/01/37(D)	$150	$154
San Bernardino, Community College District, Ser C, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/27(D)	125	125
San Francisco City & County, Airports Comm-San Francisco International Airport, Ser 37C-RMKT, RB
0.400%, 04/06/16(A) (B) (C)	17,000	17,000
San Jose, Unified School District, Ser C, GO, NATL
Pre-Refunded @ 100
5.250%, 08/01/19(D)	600	603
San Ramon Valley, Unified School District, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/25(D)	100	100
Santa Clara Valley, Transportation Authority, Ser C, RB
0.410%, 04/07/16(A) (C)	7,300	7,300
Santa Clara Valley, Transportation Authority, Ser D, RB
0.430%, 04/07/16(A) (C)	10,000	10,000
Southern California, Metropolitan Water District, Ser B-3, RB
0.340%, 04/01/16(A) (C)	5,700	5,700
Southern California, Public Power Authority, RB
5.000%, 07/01/16	550	550
Southern California, Public Power Authority, Magnolia Power Project, Ser A-1, RB
0.400%, 04/06/16(A) (B) (C)	5,045	5,045
Tamalpais Unified High School District, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/29(D)	450	452
University of California, Regents Medical Center, Ser B-1, RB
0.280%, 04/01/16(A) (C)	13,770	13,770
Ventura County, Public Financing Authority, Ser 2015-ZF2066, RB
0.450%, 04/07/16(A) (C) (F)	5,685	5,685

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

West Valley-Mission Community College District, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 08/01/26(D)	$1,265	$1,270

Total California		742,788

Connecticut [0.0%]
Hartford City, GO, AMBAC
Pre-Refunded @ 100
5.000%, 07/15/18(D)	100	100

Total Municipal Bonds
(Cost $742,888)		742,888

Commercial Paper [0.5%]
California [0.5%]
East Bay, Municipal Utility District Water System Revenue, Ser A-1
0.430%, 07/05/16	4,000	4,000

Total Commercial Paper
(Cost $4,000)		4,000

Total Investments [96.3%]
(Cost $746,888)†		$746,888

Percentages are based on Net Assets of $775,399 (000).

†	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.
(A)	Put and Demand Feature — The date reported is the next reset or put date.
(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2016.
(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(F)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2016, the value of these securities amounted to $5,685 (000), representing 0.7% of the net assets of the Fund.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
COP — Certificate of Participation
ETM — Escrowed to Maturity
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GO — General Obligation
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax

As of June 30, 2016, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)

U.S. Treasury Obligations [43.9%]
U.S. Treasury Bonds
2.222%, 11/15/21(A)	$6,100	$5,750
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/20	2,953	3,020
U.S. Treasury Notes
3.250%, 03/31/17	2,000	2,041
3.000%, 02/28/17	1,415	1,438
2.875%, 03/31/18	5,000	5,197
2.750%, 02/28/18	5,000	5,179
2.375%, 12/31/20	6,500	6,900
2.000%, 11/30/20	5,000	5,225
1.875%, 10/31/22	2,025	2,104
1.750%, 10/31/18	3,500	3,589
1.625%, 06/30/20	2,800	2,879
1.500%, 12/31/18	4,550	4,644
1.375%, 06/30/18	3,400	3,452
1.375%, 09/30/18	5,000	5,083
1.375%, 04/30/20	3,500	3,566
1.250%, 12/15/18	3,500	3,551
0.875%, 05/31/18	3,175	3,192

Total U.S. Treasury Obligations
(Cost $65,646)		66,810

U.S. Government Agency Obligations [39.4%]
FFCB
0.636%, 07/26/16(B)	5,000	5,005
FHLB
2.375%, 06/10/22	3,000	3,173
FHLB DN
0.466%, 10/26/16(A)	2,600	2,597
FNMA
5.000%, 02/13/17	5,180	5,324
2.453%, 10/09/19(A)	5,805	5,576
1.875%, 02/19/19	445	457
1.750%, 06/20/19	4,525	4,648
1.625%, 11/27/18	5,000	5,107
1.500%, 11/30/20	5,000	5,085
0.875%, 02/08/18	5,500	5,528
0.875%, 05/21/18	4,500	4,518
0.468%, 07/20/17(B)	4,455	4,453
Tennessee Valley Authority, Ser E
6.250%, 12/15/17	8,000	8,630

Total U.S. Government Agency Obligations
(Cost $59,268)		60,101

U.S. Government Mortgage-Backed Obligations [15.2%]
FHLMC, Pool G15696
3.000%, 12/01/30	2,914	3,067
FHLMC REMIC, Ser 2011-3874, Cl JA
3.000%, 04/15/25	1,824	1,861
FHLMC REMIC, Ser 2011-3877, Cl ND
3.000%, 02/15/25	656	667
FNMA, Pool 466656
3.130%, 12/01/17	4,066	4,155

Description	Face Amount (000)/Shares	Value (000)

FNMA, Pool AS4877
3.000%, 04/01/30	$2,795	$2,932
FNMA, Pool FN0004
3.619%, 12/01/20	4,889	5,307
FNMA ARM, Pool 766620
2.785%, 07/01/16(B)	138	145
FNMA REMIC, Ser 2010-123, Cl HA
2.500%, 03/25/24	2,252	2,278
FNMA REMIC, Ser 2011-144, Cl CE
1.250%, 06/25/35	61	61
FNMA REMIC, Ser 2015-93, Cl AD
2.000%, 11/25/30	2,291	2,336
GNMA, Pool 329656
8.000%, 08/15/22	4	4
GNMA, Pool 376533
7.500%, 06/15/24	1	1
GNMA, Pool 398660
7.500%, 05/15/26	1	1
GNMA, Pool 497411
6.000%, 01/15/29	4	5
GNMA, Pool 584992
7.500%, 04/15/32	26	29
GNMA ARM, Pool G2 81318
1.750%, 07/01/16(B)	194	202
GNMA ARM, Pool G2 81447
1.875%, 07/01/16(B)	37	39

Total U.S. Government Mortgage-Backed Obligations
(Cost $22,913)		23,090

Municipal Bond [0.2%]
California [0.2%]
Southern California Public Power Authority, Sub-Ser B, AGM
6.930%, 05/15/17	300	317

Total Municipal Bond
(Cost $315)		317

Short-Term Investments [1.0%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.030%* ‡	771,991	772
SEI Daily Income Trust Government Fund, Cl A, 0.170%*	771,991	772

Total Short-Term Investments
(Cost $1,544)		1,544

Total Investments [99.7%]
(Cost $149,686)†		$151,862

Percentages are based on Net Assets of $152,322 (000).

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Government Bond Fund

†	At June 30, 2016, the tax basis cost of the Fund's investments was $149,686 (000), and the unrealized appreciation and depreciation were $2,217 (000) and $41 (000), respectively.
*	The rate reported is the 7-day effective yield as of June 30, 2016.
‡	Investment in Affiliate.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2016.

AGM — Assured Guarantee Municipal
ARM — Adjustable Rate Mortgage
Cl — Class
DN — Discount Note
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$66,810	$—	$66,810
U.S. Government Agency Obligations	—	60,101	—	60,101
U.S. Government Mortgage-Backed Obligations	—	23,090	—	23,090
Municipal Bond	—	317	—	317
Short-Term Investments	1,544	—	—	1,544
Total Investments in Securities	$1,544	$150,318	$—	$151,862

For the period ended June 30, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$199
Purchases at Cost	24,418
Proceeds from Sales	(23,845)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 6/30/16	$772
Dividend Income	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [83.6%]
Auto-Med and Heavy Duty Trks [0.8%]
PACCAR Financial, MTN
1.750%, 08/14/18	$1,000	$1,015

Banks [12.2%]
Bank of America, MTN
6.400%, 08/28/17	400	422
Bank of Nova Scotia
2.450%, 03/22/21	2,500	2,569
Barclays Bank, MTN
1.688%, 07/10/16(A)	1,950	1,928
Capital One
2.350%, 08/17/18	500	507
Fifth Third Bank
2.250%, 06/14/21	3,000	3,047
JPMorgan Chase
6.300%, 04/23/19	2,000	2,248
6.000%, 01/15/18	405	433
National Australia Bank, MTN
2.750%, 03/09/17	480	486
Nordea Bank, MTN
2.375%, 04/04/19(B)	1,000	1,024
Standard Chartered, MTN
1.700%, 04/17/18(B)	3,000	2,968

Total Banks		15,632

Broadcasting & Cable [1.2%]
CBS
4.300%, 02/15/21	1,400	1,523

Computer System Design & Services [3.2%]
Apple
2.850%, 02/23/23	1,000	1,051
Hewlett Packard Enterprise
2.369%, 07/05/16(A) (B)	3,000	3,032

Total Computer System Design & Services		4,083

Computers-Memory Devices [0.8%]
NetApp
2.000%, 12/15/17	1,000	1,004

Diagnostic Equipment [0.6%]
Danaher
1.650%, 09/15/18	700	711

Diversified Operations [1.6%]
Siemens Financieringsmaatschappij
5.750%, 10/17/16(B)	2,000	2,028

Drugs [0.8%]
AbbVie
2.500%, 05/14/20	1,000	1,022

Electric Utilities [2.6%]
American Electric Power
1.650%, 12/15/17	1,000	1,003
Commonwealth Edison
6.950%, 07/15/18	1,000	1,099

Description	Face Amount (000)	Value (000)

Exelon Generation
6.200%, 10/01/17	$1,200	$1,268

Total Electric Utilities		3,370

Financial Services [13.8%]
American Honda Finance
1.600%, 02/16/18(B)	1,900	1,918
Daimler Finance North America
2.250%, 07/31/19(B)	2,900	2,974
Ford Motor Credit
2.551%, 10/05/18	2,000	2,037
2.375%, 01/16/18	1,000	1,012
Harley-Davidson Funding
6.800%, 06/15/18(B)	2,500	2,760
Nissan Motor Acceptance, MTN
1.950%, 09/12/17(B)	1,000	1,008
Toyota Motor Credit, MTN
2.050%, 01/12/17	2,000	2,013
VW Credit, MTN
1.875%, 10/13/16	3,000	3,004
Western Union
5.930%, 10/01/16	1,000	1,010

Total Financial Services		17,736

Food, Beverage & Tobacco [2.4%]
Anheuser-Busch InBev Finance
1.897%, 08/02/16(A)	2,000	2,060
Kraft Heinz Foods
2.000%, 07/02/18(B)	1,000	1,013

Total Food, Beverage & Tobacco		3,073

Food-Confectionery [0.2%]
JM Smucker
2.500%, 03/15/20	250	258

Insurance [2.6%]
Berkshire Hathaway
2.100%, 08/14/19	2,000	2,061
Genworth Holdings
7.700%, 06/15/20	1,400	1,246

Total Insurance		3,307

Investment Banker/Broker Dealer [5.2%]
Goldman Sachs Group
2.625%, 01/31/19	500	512
Jefferies Group
5.125%, 01/20/23	1,300	1,366
Macquarie Group
6.000%, 01/14/20(B)	2,000	2,230
Morgan Stanley, MTN
5.950%, 12/28/17	465	494
3.750%, 02/25/23	2,000	2,118

Total Investment Banker/Broker Dealer		6,720

Medical Labs and Testing Srv [1.2%]
Laboratory Corp of America Holdings
2.625%, 02/01/20	1,500	1,532

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Medical-HMO [2.2%]
Aetna
2.400%, 06/15/21	$1,250	$1,276
UnitedHealth Group
1.625%, 03/15/19	1,500	1,515

Total Medical-HMO		2,791

Multi-line Insurance [2.1%]
MetLife
4.750%, 02/08/21	2,400	2,680

Petroleum & Fuel Products [6.3%]
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,023
Korea National Oil, MTN
2.750%, 01/23/19(B)	1,500	1,538
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,354
Total Capital International
2.875%, 02/17/22	4,000	4,181

Total Petroleum & Fuel Products		8,096

Real Estate Investment Trusts [5.2%]
American Tower
7.250%, 05/15/19	1,200	1,367
HCP
3.150%, 08/01/22	1,000	991
Kimco Realty
6.875%, 10/01/19	1,080	1,245
Simon Property Group
2.500%, 09/01/20	2,000	2,069
Welltower
4.700%, 09/15/17	1,000	1,036

Total Real Estate Investment Trusts		6,708

Regional Authority [1.7%]
Province of Ontario Canada
4.400%, 04/14/20	2,000	2,227

Retail [4.6%]
AutoZone
4.000%, 11/15/20	1,400	1,506
Lowe's
6.100%, 09/15/17	3,000	3,186
Walgreens Boots Alliance
3.100%, 06/01/23	1,200	1,222

Total Retail		5,914

Security Brokers & Dealers [6.9%]
Bank of America, MTN
1.495%, 04/01/19(A)	2,600	2,594
Citigroup
2.050%, 06/07/19	1,000	1,007
Credit Suisse Group Funding Guernsey
3.450%, 04/16/21(B)	1,250	1,263
Deutsche Bank, MTN
2.850%, 05/10/19	1,450	1,451

Description	Face Amount (000)/Shares	Value (000)

HSBC Holdings
3.400%, 03/08/21	$2,500	$2,576

Total Security Brokers & Dealers		8,891

Telephones & Telecommunications [3.9%]
America Movil
5.000%, 03/30/20	2,600	2,881
AT&T
3.600%, 02/17/23	2,000	2,086

Total Telephones & Telecommunications		4,967

Trucking & Leasing [1.5%]
Penske Truck Leasing
4.875%, 07/11/22(B)	1,100	1,200
3.750%, 05/11/17(B)	750	764

Total Trucking & Leasing		1,964

Total Corporate Bonds
(Cost $105,471)		107,252

Municipal Bonds [5.4%]
California [1.1%]
State of California, GO
6.200%, 03/01/19	1,300	1,474

Florida [3.3%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	4,130	4,198

New York [1.0%]
New York State Urban Development, RB
2.790%, 03/15/21	1,205	1,267

Total Municipal Bonds
(Cost $6,812)		6,939

Closed-End Fund [2.5%]
Stone Ridge Reinsurance Risk Premium Interval Fund (D)	318,927	3,250

Total Closed-End Fund
(Cost $3,250)		3,250

Asset-Backed Security [2.4%]
Nissan Auto Lease Trust 2015-A, Ser 2015-A, Cl A3
1.400%, 06/15/18	3,000	3,012

Total Asset-Backed Security
(Cost $3,000)		3,012

U.S. Government Mortgage-Backed Obligation [0.0%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	7	7

Total U.S. Government Mortgage-Backed Obligation
(Cost $7)		7

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)/Shares	Value (000)

Repurchase Agreement [3.1%]
Barclays (C)
0.400%, dated 06/30/16, repurchased on 07/01/16, repurchase price $4,000,044 (collateralized by various U.S. Treasury Notes, par values ranging from $100 to $3,729,700, 0.000% - 2.750%, 08/18/16 to 08/15/23; with a total market value of $4,080,043)	$4,000	$4,000

Total Repurchase Agreement
(Cost $4,000)		4,000

Short-Term Investments [2.3%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.070%** ‡	1,377,071	1,377
Goldman Sachs Financial Square Funds - Government Fund, 0.245%**	1,594,032	1,594

Total Short-Term Investments
(Cost $2,971)		2,971

Total Investments [99.3%]
(Cost $125,511)†		$127,431

Percentages are based on Net Assets of $128,375 (000).

**	The rate reported is the 7-day effective yield as of June 30, 2016.
†	At June 30, 2016, the tax basis cost of the Fund's investments was $125,511 (000), and the unrealized appreciation and depreciation were $2,314 (000) and $394 (000), respectively.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2016.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2016, the value of these securities amounted to $25,720 (000), representing 20.0% of the net assets of the Fund.

(C)	Tri-Party Repurchase Agreement.
(D)	Security is considered illiquid. The total value of such security as of June 30, 2016, was $3,250 (000) and represented 2.5% of the net assets of the Fund.

Cl — Class
FNMA — Federal National Mortgage Association
GO — General Obligation
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$107,252	$—	$107,252
Municipal Bonds	—	6,939	—	6,939
Closed-End Fund	3,250	—	—	3,250
Asset-Backed Security	—	3,012	—	3,012
U.S. Government Mortgage-Backed Obligation	—	7	—	7
Repurchase Agreement	—	4,000	—	4,000
Short-Term Investments	2,971	—	—	2,971
Total Investments in Securities	$6,221	$121,210	$—	$127,431

For the period ended June 30, 2016, there have been no transfers between any of the fair value hierarchy levels.  Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

City National Rochdale Prime Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$2,143
Purchase at Cost	19,351
Proceeds from Sales	(20,117)
Ending balance as of 6/30/2016	$1,377
Dividend Income	—

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [96.4%]
Alabama [0.3%]
Industrial Development Board of the Mobile Alabama, RB
1.625%, 07/15/34(A)	$250	$253

California [94.5%]
Bay Area Toll Authority, Ser C, RB
Callable 10/01/18 @ 100
1.875%, 04/01/47(A)	1,200	1,227
Bay Area Toll Authority, Ser D, RB
Callable 10/01/19 @ 100
1.875%, 04/01/34(A)	750	768
Brea, Redevelopment Agency Successor, Redevelopment Project AB, SPL Tax
Callable 08/01/23 @ 100
5.000%, 08/01/25	500	613
Brea, Redevelopment Agency Successor, Redevelopment Project AB, TA
5.000%, 08/01/20	500	580
California State Public Works Board, Ser G, RB
Callable 09/01/23 @ 100
5.000%, 09/01/27	1,000	1,229
California State University, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	240	314
California State, Department of Water Resources, Ser F-3, RB
Callable 05/01/18 @ 100
4.375%, 05/01/20	200	213
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/26	100	127
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/27	100	126
California State, GO
4.000%, 03/01/18	1,000	1,056
California State, GO
4.000%, 02/01/19	1,000	1,084
California State, GO
5.000%, 11/01/19	1,000	1,139
California State, GO
5.000%, 09/01/20	1,000	1,169
California State, GO
5.000%, 12/01/21	1,000	1,209
California State, GO
5.250%, 09/01/22	1,000	1,243

Description	Face Amount (000)	Value (000)

California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	$1,025	$1,202
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,254
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	624
California State, GO
Callable 06/01/19 @ 100
3.000%, 12/01/32(A)	1,000	1,060
California State, GO
Callable 04/01/18 @ 100
5.125%, 04/01/33	1,050	1,130
California State, Health Facilities Financing Authority, Catholic Healthcare, Ser A, RB
Callable 03/01/21 @ 100
5.250%, 03/01/22	265	312
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center, RB
5.000%, 08/15/17	750	787
California State, Health Facilities Financing Authority, City of Hope, Ser A, RB
5.000%, 11/15/17	375	397
California State, Health Facilities Financing Authority, Insured Marshall Medical Center, RB, CA MTG INS
Callable 11/01/24 @ 100
5.000%, 11/01/29	250	310
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser B, RB
5.000%, 07/01/43(A)	875	922
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(A)	975	1,137
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/17	500	527
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/18	125	138
California State, Kindergarten Project, Ser A5, GO
Callable 07/05/16 @ 100
0.240%, 05/01/34(A) (B)	500	500
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
4.000%, 09/01/17	500	520

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	$1,000	$1,224
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	660	716
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	595
California State, Public Works Board, Various Capital Projects, Ser G-1, RB
Callable 10/01/19 @ 100
5.250%, 10/01/23	250	282
California State, Ser E, GO
Callable 06/01/18 @ 100
1.156%, 12/09/29(A)	1,000	1,001
California Statewide, Communities Development Authority, Cottage Health System, RB
Callable 11/01/24 @ 100
5.000%, 11/01/25	350	445
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	1,200	1,339
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
Callable 02/01/17 @ 100
1.360%, 04/01/52(A)	2,000	2,005
California Statewide, Communities Development Authority, Sutter Health, Ser A, RB
5.000%, 08/15/18	200	218
Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	350	352
Chula Vista, Elementary School District, School Building Project, Ser A, COP, AGM
5.000%, 09/01/22	1,000	1,212
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	428
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	549

Description	Face Amount (000)	Value (000)

Fairfield County, Redevelopment Agency, TA
4.000%, 08/01/17	$2,630	$2,727
Gilroy, Public Facilities Fincancing Authority, RB
5.000%, 11/01/21	940	1,128
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/19	1,000	1,116
Golden State Tobacco Securitization, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/30	1,075	1,312
Hemet, Unified School District, GO, AGM
4.000%, 08/01/24	500	588
Imperial Irrigation District Electric System Revenue, Ser B-2, RB
Callable 11/01/26 @ 100
5.000%, 11/01/28	1,000	1,301
Irvine Ranch, Water District, Ser A, SAB
Callable 07/05/16 @ 100
0.340%, 10/01/41(A) (B)	2,000	2,000
Irvine Unified School District, SPL Tax, BAM
Callable 03/01/25 @ 100
5.000%, 09/01/30	250	312
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,213
Long Beach, Harbor Revenue, Ser C, RB
4.000%, 11/15/18	500	539
Los Angeles County Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	500	653
Los Angeles County Public Works Financing Authority, Ser D, RB
Callable 12/01/25 @ 100
5.000%, 12/01/28	600	767
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	608
Los Angeles Unified School District, Ser A, GO
Callable 07/01/25 @ 100
5.000%, 07/01/30	505	644
Los Angeles, Department of Airports, Senior International Govermental, Ser C, RB
4.000%, 05/15/17	545	562
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	550	709

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Los Angeles, Department of Water & Power System, Ser A, RB
5.000%, 07/01/19	$500	$564
Los Angeles, Department of Water & Power System, Ser C, RB
5.000%, 07/01/23	500	630
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	630
Los Angeles, Sanitation Districts Financing Authority, Sub-Ser, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	500	631
Los Angeles, Ser A, GO
5.000%, 09/01/21	240	289
Los Angeles, Unified School District, Election of 2005, Ser E, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/19(C)	500	522
Los Angeles, Unified School District, Headquarters Building Project, Ser A, COP
5.000%, 10/01/20	1,000	1,170
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/18	350	380
Los Angeles, Unified School District, Ser B, GO, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19	2,000	2,087
Merced, Irrigation District, Ser A, RB, AGM
5.000%, 10/01/20	500	581
North City West School Facilities Financing Authority, Sub-Ser A, SPL Tax, AGM
5.000%, 09/01/20	1,000	1,160
Northern California, Power Agency, Hydroelectric Project Number 1, Ser C, RB, ASSURED GTY
Callable 07/01/18 @ 100
5.000%, 07/01/20	500	540
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	395
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	507
Petaluma, Joint Unified High School District, Election of 2014, Ser A, GO
4.000%, 08/01/18	595	636

Description	Face Amount (000)	Value (000)

Port of Oakland, Ser B, RB, NATL
Callable 11/01/17 @ 100
5.000%, 11/01/23	$500	$529
Riverside County, Public Safety Communication, Ser A, COP, AMBAC
5.000%, 11/01/17	1,600	1,688
Riverside County, Transportation Commission, Ser A, RB
Callable 06/01/23 @ 100
5.250%, 06/01/28	500	629
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,195
Roseville, Finance Authority, RB
4.000%, 02/01/18	500	526
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	590
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL
Callable 10/01/17 @ 100
5.000%, 10/01/21	400	421
Sacramento, Financing Authority, EPA Building Project, Ser A, RB
4.000%, 05/01/18	850	901
San Diego, Public Facilities Financing Authority Sewer Revenue, RB
5.000%, 05/15/25	1,000	1,309
San Francisco City & County Public Utilities Commission Wastewater Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,000	1,298
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	513
San Francisco City & County, Open Space Fund, Various Park Projects, RB, NATL
Callable 08/04/16 @ 100
3.750%, 07/01/18	500	501
San Francisco City & County, Public Utilities Commission Water Revenue, Ser A, RB
5.000%, 11/01/20	250	294
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	565

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL
Callable 08/04/16 @ 100
5.250%, 08/01/18	$345	$345
San Francisco State Building Authority, RB
4.000%, 12/01/20	1,000	1,130
San Luis Obispo County, Financing Authority, Ser A, RB, BAM
Callable 09/01/25 @ 100
5.000%, 09/01/30	500	631
San Mateo County, Transportation Authority, Ser A, RB, NATL, ETM
5.250%, 06/01/19	755	854
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	567
Santa Clara County, Financing Authority, Lease Revenue Capital Project, Ser A, RB
5.000%, 02/01/20	500	573
Santa Cruz County, Redevelopment Agency, TA, BAM
5.000%, 09/01/19	640	721
Santa Rosa, Wastewater Revenue, Ser A, RB
4.000%, 09/01/17	415	431
Southern California, Metropolitan Water District, Ser G-4, RB
Callable 07/01/19 @ 100
3.000%, 07/01/37(A)	1,000	1,057
Southern California, Public Power Authority, Linden Wind Energy Project, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/27	1,065	1,227
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,375	1,435
Turlock, Irrigation District, Ser A, RB
5.000%, 01/01/17	575	588
Turlock, Irrigation District, Sub-Ser, RB
5.000%, 01/01/19	200	220
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	500	632

Description	Face Amount (000)/Shares	Value (000)

University of California, Regents Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	$500	$620
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	579
University of California, Ser AT, RB
Callable 11/15/20 @ 100
1.400%, 05/15/46(A)	2,000	2,015
University of California, Ser G, RB
Callable 05/15/22 @ 100
5.000%, 05/15/26	500	606
Ventura County Community College District, GO
Callable 08/01/21 @ 100
5.000%, 08/01/24	385	459
Ventura County, Public Financing Authority, Ser A, RB
4.000%, 11/01/18	500	538
Ventura County, Public Financing Authority, Ser A, RB
5.000%, 11/01/19	500	568
Ventura County, Public Financing Authority, Ser B, RB
5.000%, 11/01/18	500	549
Walnut, Energy Center Authority, RB
5.000%, 01/01/19	300	332

Total California		87,820

Connecticut [1.1%]
Connecticut State, Ser A, GO
Callable 07/20/16 @ 100
1.760%, 03/01/19(A)	1,000	1,000

Guam [0.5%]
Territory of Guam, Ser A, RB
5.000%, 01/01/17	500	509

Total Municipal Bonds
(Cost $86,760)		89,582

Affiliated Registered Investment Company [2.2%]
City National Rochdale Municipal High Income Fund, %** ‡	185,238	2,078

Total Affiliated Registered Investment Company
(Cost $2,000)		2,078

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Shares (000)	Value (000)

Short-Term Investment [1.9%]
City National Rochdale California Tax Exempt Money Market Fund, Institutional Class, 0.020%**‡	1,760,947	$1,761

Total Short-Term Investment
(Cost $1,761)		1,761

Total Investments [100.5%]
(Cost $90,521)†		$93,421

Percentages are based on Net Assets of $92,940 (000).

†	At June 30, 2016, the tax basis cost of the Fund's investments was $90,521 (000), and the unrealized appreciation and depreciation were $2,966 (000) and $66 (000), respectively.
**	The rate reported is the 7-day effective yield as of June 30, 2016.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2016.
(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
ASSURED GTY— Assured Guaranty Ltd.
BAM — Build America Mutual Assurance Company
CA MTG INS — Cal-Mortgage Loan Insurance Division
COP — Certificate of Participation
EPA — Environmental Protection Agency
ETM — Escrowed to Maturity
GO — General Obligation
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax
TA — Tax Allocation

The following is a list of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$89,582	$—	$89,582
Affiliated Registered Investment Company	2,078	—	—	2,078
Short-Term Investment	1,761	—	—	1,761
Total Investments in Securities	$3,839	$89,582	$—	$93,421

For the period ended June 30, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

	City National Rochdale California Tax Exempt Money Market Fund, Institutional Class	City National Rochdale Municipal High Income Fund
Beginning balance as of 9/30/15	$1,736	$—
Purchases at Cost	34,896	2,000
Proceeds from Sales	(34,871)	—
Unrealized Gain (Loss)	—	78
Realized Gain (Loss)	—	—
Ending Balance as of 6/30/2016	$1,761	$2,078
Dividend Income	—	$38

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2016 (unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [97.9%]
Alabama [2.9%]
Birmingham, Water Works Board, Ser A, RB
Callable 01/01/25 @ 100
5.000%, 01/01/42	$5,000	$6,048
Cullman County, Health Care Authority, Cullman Regional Medical Center Project, Ser A, RB
Callable 02/01/19 @ 100
7.000%, 02/01/36	4,315	4,725
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	4,000	4,848
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.500%, 10/01/53	4,000	4,999
Lower Alabama Gas District, Ser A, RB
5.000%, 09/01/46	5,000	6,926

Total Alabama		27,546

Alaska [0.6%]
Northern Tobacco Securitization, Ser A, RB
Callable 07/20/16 @ 100
5.000%, 06/01/46	6,000	5,854

American Samoa [0.6%]
American Samoa Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	5,000	5,295

Arizona [1.0%]
Industrial Development Authority of the Phoenix, RB
5.750%, 07/01/24 (A)	1,400	1,612
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45 (A)	3,300	3,488
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,727

Description	Face Amount (000)	Value (000)

Yavapai County Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34 (A)	$2,015	$2,111

Total Arizona		8,938

California [14.00%]
Adelanto, Public Utility Authority, Utility System Project, Ser A, RB
Callable 07/01/19 @ 100
6.750%, 07/01/39	6,500	7,433
Alameda Corridor Transportation Authority, Sub-Ser B, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,870	3,509
Alameda Corridor Transportation Authority, Sub-Ser B, RB
Callable 10/01/26 @ 100
5.000%, 10/01/37	500	610
California State University, Ser A, RB
Callable 05/01/26 @ 100
4.000%, 11/01/45	10,000	11,401
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,857
California State, GO
Callable 09/01/26 @ 100
5.000%, 09/01/45	8,000	10,094
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45 (A)	4,000	4,397
California State, Pollution Control Financing Authority, San Diego Water Project, RB
Callable 07/01/17 @ 100
5.000%, 11/21/45 (A)	2,000	2,069
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	6,200
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,175
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	643

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

June 30, 2016 (unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	$1,000	$1,124
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	720	813
California Statewide Communities Development Authority, RB
Callable 06/01/25 @ 100
7.000%, 06/01/45	3,155	3,224
California Statewide Communities Development Authority, Ser A, RB
Callable 08/15/26 @ 100
5.000%, 08/15/46	1,000	1,232
California Statewide Communities Development Authority, Ser A, RB
Callable 06/01/26 @ 100
5.250%, 12/01/56 (A)	11,500	13,255
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27	4,655	4,743
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	5,000	5,112
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.125%, 06/01/47	7,280	7,281
Golden State Tobacco Securitization, Sub-Ser B, RB
Callable 06/01/17 @ 17
9.514%, 06/01/47 (B)	75,000	7,754
Inland Empire Tobacco Securitization Authority, RB
Callable 06/01/17 @ 29
6.876%, 06/01/36 (B)	25,000	6,722
Lake Elsinore, Public Financing Authority, SAB
Callable 09/01/25 @ 100
5.000%, 09/01/35	2,650	2,971
Los Angeles County, Tobacco Securitization Agency, RB
Callable 12/01/18 @ 100
5.700%, 06/01/46	3,000	3,059

Description	Face Amount (000)	Value (000)

M-S-R Energy Authority, Ser C, RB
7.000%, 11/01/34	$2,500	$3,846
Palomar Pomerado Health Care District, COP
Callable 11/01/20 @ 100
6.000%, 11/01/30	3,920	4,275
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	1,000	1,208
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,220
San Mateo, Community Facilities District, SAB
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,128
San Mateo, Foster City School District, GO
Callable 08/01/31 @ 100
6.625%, 08/01/42 (C)	6,000	5,645
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 07/20/16 @ 100
5.000%, 06/01/37	3,000	3,000
Southern California, Tobacco Securitization Authority, Ser A1-SNR, RB
Callable 07/20/16 @ 100
5.125%, 06/01/46	4,000	4,000

Total California		131,000

Colorado [6.5%]
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,816
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/18 @ 100
6.000%, 10/01/40	2,925	3,075
Castle Oaks Metropolitan District No. 3, GO
Callable 12/01/20 @ 103
6.250%, 12/01/44	2,860	3,143
Castle Oaks Metropolitan District No. 3, GO
Callable 12/01/20 @ 103
5.500%, 12/01/45	2,345	2,446
Colorado Health Facilities Authority, RB
Callable 05/15/26 @ 100
4.000%, 11/15/46	10,000	10,951

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

June 30, 2016 (unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35 (A)	$1,515	$1,553
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45 (A)	2,655	2,722
Colorado State, Educational & Cultural Facilities Authority, Charter School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36 (A)	915	957
Colorado State, Educational & Cultural Facilities Authority, Charter School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46 (A)	1,930	2,019
Colorado State, Educational & Cultural Facilities Authority, Charter School Skyview Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/44 (A)	1,350	1,460
Colorado State, Educational & Cultural Facilities Authority, Charter School Skyview Project, RB
Callable 07/01/24 @ 100
5.500%, 07/01/49 (A)	1,600	1,726
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,183
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	4,000	5,971
Denver City & County, United Airlines Project, Ser A, RB, AMT
Callable 10/01/17 @ 100
5.250%, 10/01/32	1,000	1,039
Erie Highlands Metropolitan District No. 1, GO
Callable 12/01/20 @ 103
5.750%, 12/01/45	2,000	2,067
Flatiron Meadows Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	2,000	2,054
Green Gables Metropolitan District No. 1, Ser A, GO
Callable 12/01/21 @ 103
5.300%, 12/01/46	1,250	1,280

Description	Face Amount (000)	Value (000)

Lewis Pointe Metropolitan District, Ser A, GO
Callable 12/01/20 @ 100
6.000%, 12/01/44	$2,590	$2,644
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,230	1,245
Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	1,000	1,154
Sierra Ridge Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,593
Tender Option Bond Trust Receipts, Ser 2016-XM0203, RB
Callable 08/01/26 @ 100
9.977%, 08/01/46 (A) (D)	3,335	4,519
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	376
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	109
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	300	333
Water Valley Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	251
Water Valley Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	575	639
Wildgrass County, Metropolitan District, GO
Pre-Refunded @ 100
6.200%, 12/01/34(E)	1,000	1,023

Total Colorado		61,348

Connecticut [1.5%]
Connecticut State Health & Educational Facility Authority, RB
Callable 09/01/17 @ 100
2.875%, 09/01/20 (A)	700	704
Connecticut State Health & Educational Facility Authority, RB
Callable 03/01/18 @ 100
3.250%, 09/01/21 (A)	700	706

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

June 30, 2016 (unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Connecticut State Health & Educational Facility Authority, RB
Callable 06/01/26 @ 100
5.000%, 12/01/45	$10,000	$12,210

Total Connecticut		13,620

Delaware [0.8%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	6,500	7,148

District of Columbia [0.3%]
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44 (C)	2,000	2,433

Florida [6.7%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34	2,500	2,775
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.250%, 11/15/44	1,000	1,120
Brevard County, Industrial Development Authority, TUFF Florida Tech Project, RB
Callable 11/01/19 @ 100
6.750%, 11/01/39	960	1,050
Capital Trust Agency, RB
Callable 08/04/16 @ 100
7.000%, 01/01/35 (C) (D)(G)	815	814
Capital Trust Agency, RB
Callable 08/04/16 @ 100
5.750%, 01/01/50 (G)	945	945
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44 (G)	3,390	3,169
Capital Trust Agency, Silver Creek Street Project, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49 (G)	1,000	927
Florida State Development Finance, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46 (A)	5,000	5,236

Description	Face Amount (000)	Value (000)

Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43	$1,000	$1,083
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,273
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,133
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/35 (A)	1,350	1,467
Florida State, Development Finance, Tuscan Isle Senior Living Community Project, Ser A, RB
Callable 06/01/22 @ 103
7.000%, 06/01/45 (A)	3,000	3,234
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	1,000	1,207
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,300	4,713
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A-YOUTH, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35 (A)	1,605	1,678
Mid-Bay Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/34(E)	5,200	6,835
Mid-Bay Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	6,039
Osceola County, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47	5,000	5,556
Palm Beach County Health Facilities Authority, RB
6.250%, 06/01/23	2,925	3,148

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

June 30, 2016 (unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	$500	$612
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,469
Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
6.000%, 08/01/45	3,000	3,403

Total Florida		62,886

Georgia [0.9%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	3,054
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,138
Greene County, Development Authority, GLEN-I, LLC Project, Ser A, RB
Callable 01/01/25 @ 100
7.250%, 01/01/46 (A)	3,400	3,533
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	810	931

Total Georgia		8,656

Guam [1.0%]
Territory of Guam, Government Waterworks Authority, RB
Callable 07/01/20 @ 100
5.625%, 07/01/40	2,000	2,262
Territory of Guam, Ser A, GO
Pre-Refunded @ 100
7.000%, 11/15/39(E)	6,000	7,232

Total Guam		9,494

Hawaii [0.3%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Callable 11/15/19 @ 100
8.750%, 11/15/29	2,340	2,898

Description	Face Amount (000)	Value (000)

Illinois [6.9%]
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	$4,880	$5,102
Chicago Illinois Waterworks Revenue, RB
Callable 11/01/26 @ 100
5.000%, 11/01/29	1,000	1,213
Chicago Illinois Waterworks Revenue, Ser A-1, RB
Callable 11/01/26 @ 100
5.000%, 11/01/28	1,000	1,218
Chicago Illinois Waterworks Revenue, Ser A-1, RB
Callable 11/01/26 @ 100
5.000%, 11/01/30	1,025	1,238
Chicago O'Hare International Airport, Ser B, RB
Callable 01/01/25 @ 100
5.000%, 01/01/33	2,500	3,022
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,329
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,543
Chicago, Refunding Project, Ser A, GO, AGM
Callable 01/01/24 @ 100
5.250%, 01/01/31	1,000	1,103
County of Cook Illinois, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/29	1,770	2,155
County of Cook Illinois, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/30	1,000	1,215
Illinois Finance Authority, RB
Callable 06/01/26 @ 100
5.000%, 12/01/46	9,985	11,816
Illinois Finance Authority, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,574
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/40	4,000	4,685
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/46	2,825	3,302

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

June 30, 2016 (unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Illinois State, Finance Authority, Lutheran Home and Services Project, RB
Callable 05/15/22 @ 100
5.625%, 05/15/42	$5,000	$5,350
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.250%, 04/01/29	1,000	1,104
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.500%, 04/01/39	3,445	3,840
Illinois State, Finance Authority, Three Crowns Park Plaza Project, Ser A, RB
Callable 08/04/16 @ 100
5.875%, 02/15/38	6,750	6,757
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,293
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 08/04/16 @ 100
5.350%, 03/01/31	75	59
Village of Bridgeview, Cook County, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,180

Total Illinois		65,098

Indiana [1.4%]
Carmel City, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32	1,650	1,899
Carmel City, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47	3,000	3,419
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/39	1,000	1,063
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	4,094

Description	Face Amount (000)	Value (000)

Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	$2,355	$2,411

Total Indiana		12,886

Iowa [0.2%]
Iowa State, Finance Authority, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,046

Kansas [0.7%]
Arkansas City, Public Building Commission, South Central Regional Medical Center, RB
Callable 09/01/19 @ 100
7.000%, 09/01/29	2,550	2,545
Wichita Kansas, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	513
Wichita Kansas, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	1,500	1,539
Wyandotte County-Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	2,000	2,076

Total Kansas		6,673

Kentucky [1.2%]
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	1,000	1,147
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.500%, 03/01/45	2,960	3,404
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, Ser A, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	6,752

Total Kentucky		11,303

Louisiana [1.4%]
Juban Crossing Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44 (A)	5,665	6,143

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

June 30, 2016 (unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Louisiana State, Local Government Environmental Facilities & Community Development Authority, Ser S, RB
Callable 06/01/25 @ 100
5.625%, 06/01/45	$2,000	$2,071
Louisiana State, Public Facilities Authority, Pellets Inc. Project, RB, AMT
7.000%, 07/01/24(A) (F)	2,000	1,155
Louisiana State, Public Facilities Authority, Pellets Inc. Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39 (F)	2,000	1,155
Louisiana State, Public Facilities Authority, Pellets Inc. Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39 (F)	5,000	2,888

Total Louisiana		13,412

Maryland [1.2%]
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	783
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,537
Maryland State, Economic Development, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	3,000	2,907
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,349
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	834
Westminster, Luther Village Millers Grant Inc. Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	4,206

Total Maryland		11,616

Massachusetts [2.6%]
Massachusetts Development Finance Agency, RB
Callable 07/01/26 @ 100
5.000%, 07/01/41	4,710	5,834
Massachusetts Development Finance Agency, RB
Callable 07/01/26 @ 100
4.000%, 07/01/41	3,165	3,558

Description	Face Amount (000)	Value (000)

Massachusetts Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	$5,000	$5,909
Massachusetts, Port Authority, Ser B, RB, AMBAC, AMT
1.087%, 01/01/31(D)	10,550	9,145

Total Massachusetts		24,446

Michigan [2.1%]
Kent, Hospital Finance Authority, Metropolitan Hospital Project, Ser A, RB
Callable 08/04/16 @ 100
6.000%, 07/01/35	4,805	4,820
Kent, Hospital Finance Authority, Ser A, RB
Callable 08/04/16 @ 100
6.250%, 07/01/40	1,500	1,504
Michigan State, Finance Authority, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,476
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	3,745	3,878
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 08/04/16 @ 100
5.875%, 12/01/30	2,000	2,001
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/22	2,885	2,854
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 06/01/18 @ 100
6.875%, 06/01/42	2,000	2,073

Total Michigan		19,606

Missouri [2.5%]
Blue Springs, Improvement Adams Farm Project, Ser A, SPL Tax
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,518
Kansas City Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36 (A)	1,000	1,019

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

June 30, 2016 (unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Kansas City Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/46 (A)	$1,150	$1,150
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/20 @ 100
8.250%, 05/15/45	3,000	3,396
Poplar Bluff Missouri, Ser A, SPL Tax
Callable 11/01/23 @ 100
5.125%, 11/01/35 (A)	5,000	5,167
Saint Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 08/04/16 @ 100
7.000%, 08/15/32	1,000	1,000
Saint Louis County, Lambert Airport Project, SAB
Pre-Refunded @ 105
9.000%, 11/01/31(E)	2,500	2,692
St. Louis County, Industrial Development Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38 (A)	2,000	2,079
St. Louis County, Industrial Development Authority, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45 (A)	3,000	3,115

Total Missouri		23,136

Nebraska [0.8%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,150
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	6,196

Total Nebraska		7,346

Nevada [1.1%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,607
Las Vegas Nevada, RB
Callable 06/15/21 @ 100
4.375%, 06/15/35 (A)	3,500	3,510
Las Vegas Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	1,000	1,043

Description	Face Amount (000)	Value (000)

Nevada State, Department of Business & Industry, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35 (A)	$1,595	$1,696

Total Nevada		9,856

New Jersey [1.5%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29	1,000	1,122
New Jersey State, Economic Development Authority, School Facilities Construction, Ser UU, RB
Callable 06/15/24 @ 100
5.000%, 06/15/40	5,000	5,527
Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	7,500	7,302

Total New Jersey		13,951

New Mexico [0.4%]
New Mexico Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,490

New York [5.4%]
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/25 @ 100
5.000%, 11/15/45	5,000	6,027
Nassau County, Industrial Development Agency, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49	4,789	4,770
Nassau County, Industrial Development Agency, Ser C, RB
Callable 01/01/18 @ 100
2.000%, 01/01/49	1,728	216
New York City, Industrial Development Agency, American Airlines JFK International Airport Project, RB, AMT
Callable 08/01/16 @ 101
7.750%, 08/01/31 (D)	4,000	4,060
New York State, Liberty Development, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44 (A)	10,000	11,581

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

June 30, 2016 (unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

New York Transportation Development, RB, AMT
Callable 08/01/21 @ 100
5.000%, 08/01/26	$2,500	$2,754
New York Transportation Development, RB, AMT
Callable 08/01/21 @ 100
5.000%, 08/01/31	7,000	7,650
New York Transportation Development, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	2,000	2,305
New York Transportation Development, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/46	2,000	2,304
New York Transportation Development, RB, AMT
Callable 07/01/24 @ 100
5.250%, 01/01/50	2,000	2,341
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,159
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,151
Tender Option Bond Trust Receipts, Ser 2016-XM0195, RB
Callable 01/15/26 @ 100
10.000%, 07/15/45 (D)	3,335	4,509

Total New York		50,827

North Carolina [0.1%]
North Carolina State, Medical Care Commission, RB
Callable 09/01/24 @ 100
5.000%, 09/01/37	1,155	1,261

North Dakota [0.3%]
Mandan North Dakota, Ser A, RB
Callable 09/01/24 @ 100
3.250%, 09/01/41	2,450	2,474

Ohio [3.1%]
Buckeye Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
6.500%, 06/01/47	6,000	6,156
Muskingum County, Hospital Facilities Authority, Genesis Healthcare System Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,100

Description	Face Amount (000)	Value (000)

Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	$1,000	$1,093
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	3,000	3,265
Ohio State, Air Quality Development Authority, Pollution Control Firstenergy Project, Ser B, RB
3.625%, 12/01/33(D)	1,000	1,020
Ohio State, Air Quality Development Authority, Pollution Control Firstenergy Project, Ser S, RB
3.625%, 10/01/33(D)	1,000	1,019
Ohio State, Air Quality Development Authority, Ser E, RB
5.625%, 10/01/19	3,350	3,687
Ohio State, Water Development Authority, Pollution Control Firstenergy Project, Ser S, RB
3.625%, 10/01/33(D)	1,500	1,529
Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	7,000	8,043
Toledo-Lucas County Port Authority, SAB
Callable 08/04/16 @ 100
5.375%, 12/01/35	2,005	2,009

Total Ohio		28,921

Oklahoma [1.9%]
Oklahoma Development Finance Authority, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32	2,000	2,155
Payne County Economic Development Authority, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36	2,500	2,609
Payne County Economic Development Authority, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46	7,250	7,612

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

June 30, 2016 (unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Payne County Economic Development Authority, RB
Callable 11/01/26 @ 100
7.000%, 11/01/51	$5,250	$5,513

Total Oklahoma		17,889

Pennsylvania [3.6%]
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
6.125%, 08/15/40	4,730	4,751
Delaware County, Industrial Development Authority, Covanta Project, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/43	2,500	2,571
Pennsylvania State, Economic Development Financing Authority, Ser A-RE, RB
Callable 09/01/25 @ 100
6.400%, 12/01/38	3,000	3,250
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,828
Pennsylvania State, Turnpike Commission, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38 (C)	2,000	2,527
Pennsylvania Turnpike Commission, Sub-Ser A-1- RB
Callable 12/01/25 @ 100
5.000%, 12/01/46	5,000	5,995
Philadelphia Authority for Industrial Development, RB
Callable 12/15/21 @ 100
7.625%, 12/15/41	1,000	1,152
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36	2,280	2,575
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,336
Pottsville Hospital Authority, RB
Callable 07/01/26 @ 100
5.250%, 07/01/33 (A)	2,020	2,231

Description	Face Amount (000)	Value (000)

Pottsville, Hospital Authority, Schuykill Health System Project, RB
Callable 07/01/24 @ 100
6.500%, 07/01/28	$3,000	$3,595

Total Pennsylvania		33,811

Rhode Island [0.3%]
Rhode Island Commerce, RB
Callable 07/01/26 @ 100
5.000%, 07/01/46	2,750	3,274

South Carolina [0.6%]
South Carolina State, Public Service Authority, Ser E, RB
Callable 12/01/23 @ 100
5.500%, 12/01/53	5,000	5,993

Tennessee [0.5%]
Chattanooga Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,178
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	2,000	2,271
Shelby County Health Educational & Housing Facilities Board, Ser A, RB
Callable 09/01/23 @ 100
5.500%, 09/01/47	1,000	1,047

Total Tennessee		4,496

Texas [10.3%]
Arlington, Higher Education Finance Corp., Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	429
Arlington, Higher Education Finance Corp., Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,454
Bexar County, Health Facilities Development Corp., Army Retirement Residence Project, RB
Callable 07/01/20 @ 100
6.200%, 07/01/45	3,250	3,565
Celina Texas, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	500	521
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.375%, 09/01/28	400	406

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

June 30, 2016 (unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.500%, 09/01/32	$250	$254
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.875%, 09/01/40	600	609
Central Texas Regional Mobility Authority, Ser B-SENIOR, RB
Callable 07/01/20 @ 100
5.000%, 01/01/45 (D)	2,500	2,834
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	1,132
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	1,000	1,123
Grand Parkway Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	2,000	2,330
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/28	500	532
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
7.000%, 09/01/33	475	513
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.625%, 09/01/37	450	479
Hackberry City, Public Improvement District No. 3, SAB
Callable 09/01/19 @ 103
6.750%, 09/01/44	525	559
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	3,000	3,402
Houston, Higher Education Finance, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/41(E)	5,300	6,770

Description	Face Amount (000)	Value (000)

Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.750%, 09/01/38	$500	$512
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.875%, 09/01/44	500	512
Lubbock, Health Facilities Development, First Mortgage - Carillon Project, Ser A, RB
Callable 08/04/16 @ 101
6.500%, 07/01/26	430	435
Lubbock, Health Facilities Development, First Mortgage - Carillon Project, Ser A, RB
Callable 08/04/16 @ 101
6.625%, 07/01/36	255	258
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.125%, 09/15/28	500	510
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.500%, 09/15/40	375	383
McLendon-Chishom, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.375%, 09/15/35	400	408
Mission Economic Development, RB, AMT
Callable 10/01/18 @ 103
5.750%, 10/01/31 (A)	2,000	2,139
New Hope Cultural Education Facilities, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	1,250	1,301
New Hope Cultural Education Facilities, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	2,000	2,062
Newark Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35 (A)	900	952
Newark Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45 (A)	1,700	1,777
North Texas State, Thruway Authority, Convertible Capital Appreciation Project, Ser C, RB
Callable 09/01/31 @ 100
7.000%, 09/01/43 (C)	5,000	5,507

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

June 30, 2016 (unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

North Texas Tollway Authority, Ser A, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	$1,500	$1,825
North Texas Tollway Authority, Ser A, RB
Callable 01/01/26 @ 100
4.000%, 01/01/39	2,500	2,793
Sanger, Industrial Development Authority, Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38	4,950	4,313
Tarrant County Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45	4,100	4,495
Tarrant County Cultural Education Facilities Finance, RB
Callable 05/15/17 @ 100
4.500%, 11/15/21	3,500	3,567
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, Ser Senior LIVING, RB
Callable 11/15/17 @ 100
5.750%, 11/15/37	6,000	6,222
Tarrant County, Cultural Education Facilities Finance, Trinity Basin Preparatory Project, Ser A, RB
Pre-Refunded @ 100
7.300%, 06/01/29(E)	595	693
Tender Option Bond Trust Receipts, Ser 2016-XM0196, RB
9.981%, 11/15/23 (A) (D)	5,000	6,579
Texas Private Activity Bond Surface Transportation, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/55	1,500	1,737
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior D, RB
6.250%, 12/15/26	3,575	4,621
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/32	2,500	2,875
Texas State, Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Project, Ser Senior LIEN-LBJ, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	5,165	6,186

Description	Face Amount (000)	Value (000)

Texas State, Private Activity Bond Surface Transportation Corp., NTE Mobility Project, Ser Senior LIEN-NTE, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39	$5,350	$6,295

Total Texas		96,869

Virginia [2.3%]
Cherry Hill, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35 (A)	1,000	1,043
Cherry Hill, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45 (A)	2,000	2,106
James City County, Economic Development Authority, United Methodist Home Project, Ser A, RB
Callable 06/01/23 @ 100
6.000%, 06/01/43	4,690	4,502
Lower Magnolia Green Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45 (A)	4,135	4,154
Tobacco Settlement Financing, Ser B1, RB
Callable 06/01/17 @ 100
5.000%, 06/01/47	1,560	1,510
Virginia State, College Building Authority, Marymount University Project, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/35 (A)	1,200	1,351
Virginia State, College Building Authority, Marymount University Project, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45 (A)	5,110	5,647
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	1,000	1,215

Total Virginia		21,528

Washington [0.4%]
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 07/25/16 @ 100
5.375%, 01/01/20 (A)	1,500	1,502

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

June 30, 2016 (unaudited)
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49 (A)	$2,000	$2,382

Total Washington		3,884

Wisconsin [6.0%]
Public Finance Authority, Airport Facilities, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,103
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,138
Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,767
Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/30 (A)	800	881
Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35 (A)	1,250	1,338
Public Finance Authority, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36 (A)	3,000	3,055
Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38 (A)	1,580	1,698
Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45 (A)	3,460	3,700
Public Finance Authority, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	3,000	3,252
Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	5,400	5,473
Public Finance Authority, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	3,116
Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35 (A)	3,000	3,105
Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45 (A)	4,280	4,389
Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	1,500	1,654

Description	Face Amount (000)/Shares	Value (000)

Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	$2,155	$2,447
Tender Option Bond Trust Receipts, Ser 2016-XM0202, RB
Callable 05/15/26 @ 100
9.976%, 08/01/46 (A) (D)	3,335	4,387
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,693
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	6,000	6,267
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/37	650	726
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
Callable 09/15/22 @ 100
5.000%, 09/15/45	1,000	1,110

Total Wisconsin		56,299

Puerto Rico [2.0%]
Children's Trust Fund, Ser A, RB
Callable 08/04/16 @ 12
7.276%, 05/15/50 (B)	100,000	9,514
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/38	6,775	4,793
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser Senior A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/44	6,430	4,501

Total Puerto Rico		18,808

Total Municipal Bonds
(Cost $861,606)		918,315

Short-Term Investments [4.0%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.030%** ‡	21,245,182	21,245

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

June 30, 2016 (unaudited)
City National Rochdale Municipal High Income Fund

Description	Shares	Value (000)

SEI Daily Income Trust Government Fund, Cl A, 0.170%**	16,309,256	$16,309

Total Short-Term Investments
(Cost $37,554)		37,554

Total Investments [101.9%]
(Cost $899,160)†		$955,869

Percentages are based on Net Assets of $938,083 (000).

†	At June 30, 2016, the tax basis cost of the Fund's investments was $899,160 (000), and the unrealized appreciation and depreciation were $63,944 (000) and $7,235 (000), respectively.
‡	Investment in Affiliate.
**	The rate reported is the 7-day effective yield as of June 30, 2016.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2016, the value of these securities amounted to $149,478 (000), representing 15.9% of the net assets of the Fund.

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)	Step Bond — The rate reported is the rate in effect on June 30, 2016. The coupon on a step bond changes on a specific date.
(D)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2016.
(E)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(F)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(G)	Security is considered illiquid. The total market value of such security as of June 30, 2016 was $5,855 (000) and represented 0.6% of net assets of the Fund.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
AMT — Alternative Minimum Tax (subject to)
Cl — Class
COP — Certificate of Participation
GO — General Obligation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax
TA — Tax Allocation

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a list of the inputs used as of June 30, 2016 is valuing the Fund's investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$918,315	$—	$918,315
Short-Term Investments	37,554	—	—	37,554
Total Investments in Securities	$37,554	$918,315	$—	$955,869

For the period ended June 30, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$33,108
Purchases at Cost	117,688
Proceeds from Sales	(129,551)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 06/30/2016	$21,245
Dividend Income	$5

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale High Yield Bond Fund
Description	Face Amount (000)	Value (000)

Corporate Bonds [88.6%]
Advertising Agencies [0.8%]
MDC Partners
6.500%, 05/01/24(A)	$600	$596

Aerospace & Defense [1.9%]
LMI Aerospace
7.375%, 07/15/19	500	504
StandardAero Aviation Holdings
10.000%, 07/15/23(A)	725	723
TransDigm
6.375%, 06/15/26(A)	150	149

Total Aerospace & Defense		1,376

Air Transportation [0.3%]
CEVA Group
7.000%, 03/01/21(A)	250	215

Airlines [0.1%]
Continental Airlines, Ser 2009-2, Cl B
9.250%, 05/10/17	63	66

Automotive [1.3%]
Midas Intermediate Holdco II
7.875%, 10/01/22(A)	975	931

Banks [0.4%]
Compass Bank
3.875%, 04/10/25	300	288

Broadcasting & Cable [6.2%]
Anixter
5.500%, 03/01/23	450	458
CCO Holdings
5.875%, 04/01/24(A)	400	415
CSC Holdings
6.750%, 11/15/21	550	561
5.250%, 06/01/24	150	136
Discovery Communications
4.900%, 03/11/26	250	265
DISH DBS
7.750%, 07/01/26(A)	350	361
5.875%, 07/15/22	650	632
5.875%, 11/15/24	500	465
Midcontinent Communications & Midcontinent Finance
6.875%, 08/15/23(A)	300	307
Numericable Group
6.250%, 05/15/24(A)	500	478
Numericable-SFR
7.375%, 05/01/26(A)	475	470

Total Broadcasting & Cable		4,548

Building & Construction [2.1%]
GCP Applied Technologies
9.500%, 02/01/23(A)	400	447
Reliance Intermediate Holdings
6.500%, 04/01/23(A)	400	416
Standard Industries
5.500%, 02/15/23(A)	300	307

Description	Face Amount (000)	Value (000)

Summit Materials
8.500%, 04/15/22(A)	$350	$371

Total Building & Construction		1,541

Chemicals [0.3%]
PQ
6.750%, 11/15/22(A)	200	209

Coal Mining [1.0%]
CONSOL Energy
8.000%, 04/01/23	400	354
5.875%, 04/15/22	450	393

Total Coal Mining		747

Commercial Serv-Finance [0.7%]
WEX
4.750%, 02/01/23(A)	550	534

Computer Graphics [2.1%]
Epicor Software
9.250%, 05/01/23	1,600	1,550

Computer System Design & Services [2.3%]
Brocade Communications Systems
4.625%, 01/15/23	450	433
Diamond 1 Finance
7.125%, 06/15/24(A)	75	78
NCR
6.375%, 12/15/23	500	510
5.875%, 12/15/21	650	660

Total Computer System Design & Services		1,681

Consumer Products & Services [1.7%]
Central Garden & Pet
6.125%, 11/15/23	550	572
Reynolds Group Issuer
6.875%, 02/15/21	200	206
WMG Acquisition
6.750%, 04/15/22(A)	500	504

Total Consumer Products & Services		1,282

Containers & Packaging [2.1%]
Ardagh Packaging Finance
7.250%, 05/15/24(A)	250	255
4.625%, 05/15/23(A)	200	197
Coveris Holdings
7.875%, 11/01/19(A)	150	146
Novelis
8.750%, 12/15/20	650	678
Reynolds Group Issuer
4.127%, 07/15/16(A) (B)	250	250

Total Containers & Packaging		1,526

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Data Processing/Mgmt [0.8%]
First Data
7.000%, 12/01/23(A)	$200	$203
5.000%, 01/15/24(A)	400	401

Total Data Processing/Mgmt		604

Diversified Operations [0.9%]
Actuant
5.625%, 06/15/22	300	306
Amsted Industries
5.375%, 09/15/24(A)	400	392

Total Diversified Operations		698

E-Commerce/Services [0.6%]
Match Group
6.750%, 12/15/22(A)	275	286
6.375%, 06/01/24(A)	150	156

Total E-Commerce/Services		442

Educational Software [0.4%]
Cengage Learning
9.500%, 06/15/24(A)	300	305

Electric Utilities [2.4%]
AES
6.000%, 05/15/26	350	357
3.673%, 09/01/16(B)	114	114
ContourGlobal Power Holdings
5.125%, 06/15/21(A)	700	774
Terraform Global Operating
9.750%, 08/15/22(A)	550	498

Total Electric Utilities		1,743

Energy & Power [0.6%]
TerraForm Power Operating
6.125%, 06/15/25(A)	125	118
5.875%, 02/01/23(A)	350	333

Total Energy & Power		451

Enterprise Software/Serv [2.7%]
Infor US
6.500%, 05/15/22	1,050	992
Information US
5.750%, 08/15/20(A)	300	314
Open Text
5.875%, 06/01/26(A)	100	100
5.625%, 01/15/23(A)	350	354
Oracle
3.850%, 07/15/36	250	251

Total Enterprise Software/Serv		2,011

Entertainment & Gaming [1.6%]
Buffalo Thunder Development Authority
11.000%, 12/09/22(A) (C)	35	16
0.000%, 11/15/29(A) (C) (D)	16	—
Cinemark USA
4.875%, 06/01/23	250	247

Description	Face Amount (000)	Value (000)

Mashantucket Western Pequot Tribe
6.500%, 07/01/36(C)	$88	$1
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	250	251
Wynn Las Vegas
5.500%, 03/01/25(A)	725	701

Total Entertainment & Gaming		1,216

Financial Services [5.0%]
Icahn Enterprises
5.875%, 02/01/22	450	424
Jefferies Finance
7.500%, 04/15/21(A)	400	359
7.375%, 04/01/20(A)	895	829
Jefferies LoanCore
6.875%, 06/01/20(A)	450	394
Lincoln Finance
6.875%, 04/15/21	700	831
NewStar Financial
7.250%, 05/01/20	450	418
Oxford Finance
7.250%, 01/15/18(A)	450	450

Total Financial Services		3,705

Food, Beverage & Tobacco [3.7%]
Bumble Bee Holdco SCA
9.625%, 03/15/18(A) (E)	350	346
Bumble Bee Holdings
9.000%, 12/15/17(A)	923	935
TreeHouse Foods
6.000%, 02/15/24(A)	75	80
Vector Group
7.750%, 02/15/21	1,100	1,145
7.750%, 02/15/21(A)	250	260

Total Food, Beverage & Tobacco		2,766

Food-Wholesale/Distrib [0.9%]
KeHE Distributors
7.625%, 08/15/21(A)	450	445
US Foods
5.875%, 06/15/24(A)	250	256

Total Food-Wholesale/Distrib		701

Gas-Distribution [1.2%]
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23(A)	950	917

Gold Mining [1.6%]
Eldorado
6.125%, 12/15/20(A)	850	850
Yamana
4.950%, 07/15/24	300	295

Total Gold Mining		1,145

Hospital Beds/Equipment [0.6%]
Kinetic Concepts
7.875%, 02/15/21(A)	400	425

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Hotels and Motels [0.6%]
Interval Acquisition
5.625%, 04/15/23	$200	$201
TVL Finance
8.500%, 05/15/23(A)	200	259

Total Hotels and Motels		460

Insurance [2.5%]
American Equity Investment Life Holding
6.625%, 07/15/21	650	660
HUB International
9.250%, 02/15/21(A)	100	105
Ironshore Holdings US
8.500%, 05/15/20(A)	950	1,093

Total Insurance		1,858

Internet Connectiv Svcs [1.2%]
Cogent Communications Group
5.375%, 03/01/22(A)	300	301
Zayo Group
6.375%, 05/15/25	550	561

Total Internet Connectiv Svcs		862

Internet Infrastr Sftwr [0.4%]
TIBCO Software
11.375%, 12/01/21(A)	350	278

Investment Banker/Broker Dealer [1.1%]
National Financial Partners
9.000%, 07/15/21(A)	850	819

Investment Banks [0.5%]
Citigroup
6.300%, 12/29/49(B)	400	398

Machinery [0.3%]
CNH Industrial Capital
4.375%, 11/06/20	250	253

Medical Products & Services [3.0%]
Acadia Healthcare
6.500%, 03/01/24(A)	150	152
Halyard Health
6.250%, 10/15/22	400	390
Opal Acquisition
8.875%, 12/15/21(A)	1,215	933
Teleflex
4.875%, 06/01/26	150	151
Tenet Healthcare
4.152%, 09/15/16(B)	600	593

Total Medical Products & Services		2,219

Metals & Mining [0.8%]
Constellium
7.875%, 04/01/21(A)	300	309
Novelis
8.375%, 12/15/17	300	307

Total Metals & Mining		616

Description	Face Amount (000)	Value (000)

Oil-Field Services [0.6%]
FTS International
8.153%, 09/01/16(A) (B)	$550	$462

Paper & Related Products [0.3%]
Cascades
5.750%, 07/15/23(A)	200	192

Petroleum & Fuel Products [10.2%]
Antero Resources
5.625%, 06/01/23	350	339
5.125%, 12/01/22	350	336
Antero Resources Finance
5.375%, 11/01/21	50	49
Approach Resources
7.000%, 06/15/21	50	29
Atlas Energy Holdings Operating
9.250%, 08/15/21(C)	725	94
7.750%, 01/15/21(C)	975	127
Comstock Resources
10.000%, 03/15/20(A)	775	624
Crestwood Midstream Partners
6.125%, 03/01/22	600	555
DCP Midstream
5.350%, 03/15/20(A)	50	49
EP Energy
9.375%, 05/01/20	500	354
6.375%, 06/15/23	400	240
FTS International
6.250%, 05/01/22	450	175
Gibson Energy
6.750%, 07/15/21(A)	700	696
Halcon Resources
8.625%, 02/01/20(A)	400	377
Legacy Reserves
8.000%, 12/01/20	760	321
6.625%, 12/01/21	600	252
Milagro Oil & Gas
10.500%, 05/15/16(C) (D)	400	141
QEP Resources
6.875%, 03/01/21	50	51
5.250%, 05/01/23	300	276
Sabine Pass Liquefaction
6.250%, 03/15/22	50	51
5.875%, 06/30/26(A)	250	251
5.625%, 04/15/23	950	954
SandRidge Energy
8.750%, 06/01/20(A) (D)	775	318
Unit
6.625%, 05/15/21	850	657
Whiting Petroleum
5.750%, 03/15/21	215	194

Total Petroleum & Fuel Products		7,510

Publishing-Books [0.5%]
McGraw-Hill Global Education Holdings
7.875%, 05/15/24(A)	350	362

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Radio [0.5%]
Sirius XM Radio
5.375%, 07/15/26(A)	$400	$396

Real Estate Investment Trusts [2.3%]
GEO Group
6.000%, 04/15/26	150	151
Hospitality Properties Trust
4.500%, 03/15/25	550	553
Kennedy-Wilson
5.875%, 04/01/24	1,050	1,024

Total Real Estate Investment Trusts		1,728

Real Estate Oper/Develop [0.4%]
Greystar Real Estate Partners
8.250%, 12/01/22(A)	250	258

Retail [5.3%]
AmeriGas Finance
7.000%, 05/20/22	900	950
Carrols Restaurant
8.000%, 05/01/22	200	215
Ferrellgas
6.750%, 01/15/22	300	273
6.750%, 06/15/23(A)	600	526
6.500%, 05/01/21	50	46
Group 1 Automotive
5.250%, 12/15/23(A)	250	246
L Brands
6.875%, 11/01/35	100	101
6.750%, 07/01/36	300	300
Men's Wearhouse
7.000%, 07/01/22	300	252
Nathan's Famous
10.000%, 03/15/20(A)	350	374
NPC International
10.500%, 01/15/20	325	342
PF Chang's China Bistro
10.250%, 06/30/20(A)	285	261

Total Retail		3,886

Security Brokers & Dealers [0.3%]
Citigroup
5.950%, 10/24/16(B)	200	196

Semi-Conductors [1.9%]
Micron Technology
7.500%, 09/15/23(A)	385	409
5.250%, 08/01/23(A)	1,150	980

Total Semi-Conductors		1,389

Telecommunication Equip [1.5%]
Avaya
7.000%, 04/01/19(A)	850	608
CommScope Technologies Finance
6.000%, 06/15/25(A)	500	512

Total Telecommunication Equip		1,120

Description	Face Amount (000)	Value (000)

Telephones & Telecommunications [5.1%]
Altice US Finance I
5.375%, 07/15/23(A)	$350	$347
CenturyLink
5.625%, 04/01/25	350	311
Inmarsat Finance
4.875%, 05/15/22(A)	200	183
Level 3 Financing
5.250%, 03/15/26(A)	200	196
Sirius XM Canada Holdings
5.625%, 04/23/21(A)	600	462
Sprint
7.875%, 09/15/23	150	123
7.625%, 02/15/25	50	40
7.250%, 09/15/21	150	128
Sprint Communications
9.000%, 11/15/18(A)	900	958
Sprint Nextel
7.000%, 03/01/20(A)	50	52
T-Mobile USA
6.500%, 01/15/26	925	976

Total Telephones & Telecommunications		3,776

Transportation Services [1.8%]
HRG Group
7.875%, 07/15/19	954	1,001
Sabre GLBL
5.250%, 11/15/23(A)	300	305

Total Transportation Services		1,306

Utility [0.8%]
Suburban Propane Partners
5.750%, 03/01/25	250	246
5.500%, 06/01/24	350	344

Total Utility		590

Web Hosting/Design [0.4%]
EIG Investors
10.875%, 02/01/24(A) (C)	300	273

Total Corporate Bonds
(Cost $70,498)		65,426

Loan Participations [8.3%]
Automotive [0.7%]
Mavis Tire Supply, Term Loan
6.250%, 11/02/20(C) (F) (G)	546	538

Communications [0.7%]
Tibco Software, First Lien Term Loan
6.500%, 12/04/20(F)	543	496

Computers & Electronics [0.5%]
Advanced Computer, Second Lien Term Loan
10.500%, 01/31/23(C) (F)	400	368

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Energy [0.7%]
Frac Tech International, Term Loan B
5.750%, 04/16/21(C) (F)	$165	$64
Invenergy Thermal, First Lien Term Loan
6.500%, 10/07/22	448	419

Total Energy		483

Healthcare Services [0.4%]
LSFP Cypress, First Lien Term Loan
7.250%, 10/07/22	340	328

Information Technology [0.9%]
Avaya, First Lien Term Loan B-7
6.250%, 05/29/20(F)	192	136
Micron Technology
6.460%, 04/15/22	100	101
Solera, Term Loan B
5.75%%, 03/03/23	450	449

Total Information Technology		686

Manufacturing [0.3%]
Pelican Products, Term Loan
9.250%, 04/09/21(F)	250	222

Metals & Mining [0.3%]
Noranda Aluminum, Term Loan
5.750%, 02/28/19(C) (F)	185	94
0.000%, 11/08/16(C)	135	130

Total Metals & Mining		224

Oil & Gas [0.3%]
Cactus Wellhead, First Lien Term Loan
7.000%, 07/31/20(F)	344	222

Restaurants [0.7%]
Jack's Family Restaurants, Cov-Lite Term Loan
5.750%, 06/24/22(C) (F)	500	491

Retail [1.7%]
Belk, First Lien Term Loan
5.750%, 11/18/22	449	355
Hardware Holdings, Term Loan B
6.750%, 03/30/20(C) (F) (G)	394	386
Petco Animal Supplies Inc, Term Loan B1
5.00%%, 01/26/23	374	372
Petco Animal Supplies Inc, Term Loan B2
5.619%, 01/15/23	125	124

Total Retail		1,237

Description	Face Amount (000)/Shares	Value (000)

Specialty Apparel Stores [0.7%]
Boot Barn, First Lien Term Loan
5.500%, 06/24/21(C) (F)	$545	$536

Transportation [0.4%]
CEVA Group PLC, First Lien Term Loan
6.500%, 03/19/21	17	14
Ceva Intercompany, First Lien Term Loan
6.500%, 03/19/21	8	7
Ceva Logistics Canada, First Lien Term Loan
6.500%, 03/19/21	1	1
Ceva Logistics U.S., First Lien Term Loan
6.500%, 03/19/21(F)	11	9
Navistar, Tranche B Term Loan
6.500%, 08/17/17(F)	299	281

Total Transportation		312

Total Loan Participations
(Cost $6,644)		6,143

Convertible Bond [0.2%]
Metals & Mining [0.2%]
Mirabela Nickel
9.500%, 06/24/19(A) (C) (G)	653	169

Total Convertible Bond
(Cost $653)		169

Mortgage-Backed Security [0.2%]
SRERS Funding, Ser 2011-RS, Cl A1B1
0.688%, 07/09/16(A) (B)	116	113

Total Mortgage-Backed Security
(Cost $103)		113

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust (G)	8,500	—

Total Special Stock
(Cost $9)		—

Preferred Stock [0.0%]
Miscellaneous Manufacturing [0.0%]
CEVA Group, Ser A2 * (C) (G)	49	17

Total Preferred Stock
(Cost $44)		17

Common Stock [0.0%](G)
Electronic Equipment & Instruments [0.0%]
CUI * (C) (G)	0	8

Metals & Mining [0.0%]
Mirabela Nickel * (C) (G)	2,465,571	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Shares	Value (000)

Miscellaneous Manufacturing [0.0%]
CEVA Group * (C) (G)	22	$8

Total Common Stock
(Cost $492)		16

Short-Term Investments [0.9%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.070%** ‡	317,073	317
Goldman Sachs Financial Square Funds - Government Fund, 0.245%**	335,962	336

Total Short-Term Investments
(Cost $653)		653

Total Investments [98.2%]
(Cost $79,096)†		$72,537

Percentages are based on Net Assets of $73,853 (000).

†	At June 30, 2016, the tax basis cost of the Fund's investments was $79,096 (000), and the unrealized appreciation and depreciation were $933 (000) and $7,492 (000), respectively.
‡	Investment in Affiliate.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2016.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2016, the value of these securities amounted to $35,317 (000), representing 47.8% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2016.
(C)	Security is considered illiquid. The total market value of such security as of June 30, 2016 was $3,461 (000) and represented 4.7% of net assets of the Fund.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Payment in Kind.
(F)	Unsettled bank loan.
(G)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of June 30, 2016 was $1,126 (000) and represented 1.5% of net assets of the Fund.

CAD — Canadian Dollar
Cl — Class
EURO — Euro
GBP — British Pound Sterling
Ser — Series
USD — U.S Dollar

Amounts designated as "—" are either $0 or have been rounded to $0.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2016, is as follows:

Settlement Date	Currency to Deliver (000)		Currency To Receive (000)		Unrealized Appreciation (000)
07/13/16	GBP	210	USD	304	$25
07/13/16	CAD	602	USD	473	7
07/13/16	EUR	1,452	USD	1,641	28
					$60

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2016, is as follows:

Counterparty	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank	$(753)	$763	$11
Morgan Stanley	(1,605)	1,654	49
			$60

The following is a list of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$65,426	$—	$65,426
Loan Participations	—	5,219	924	6,143
Convertible Bond	—	—	169	169
Mortgage-Backed Security	—	113	—	113
Preferred Stock	—	—	17	17
Common Stock	—	—	16	16
Special Stock	—	—	—	—
Short-Term Investments	653	—	—	653
Total Investments in Securities	$653	$70,758	$1,126	$72,537

Other Financial Instruments	Level 1	Level 2	Level 3(1)	Total
Forwards Contracts*
Unrealized Appreciation	$—	$60	$—	$60

*	Forwards contracts are valued at the unrealized appreciation on the instrument.

(1)
Of the $1,126 (000) Level 3 securities as of June 30, 2016, all are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs is required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended June 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.
For the period ended June 30, 2016, there have been transfers between Level 2 and Level 3 assets and liabilities.
The transfers between fair values hierarchy levels were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [74.0%]
Consumer Discretionary [3.4%]
AutoZone
3.700%, 04/15/22	$250	$267
2.500%, 04/15/21	1,000	1,018
CBS
3.375%, 03/01/22	175	182
Comcast
3.125%, 07/15/22	200	214
Expedia
5.950%, 08/15/20	250	279
Gap
5.950%, 04/12/21	495	516
Harley-Davidson Financial Services, MTN
1.550%, 11/17/17(A)	3,725	3,748
Home Depot
2.625%, 06/01/22	1,000	1,047
Hyundai Capital America
2.600%, 03/19/20(A)	1,000	1,018
Time Warner Cable
4.125%, 02/15/21	165	175
Toys R Us Property II
8.500%, 12/01/17	1	1
Tupperware Brands
4.750%, 06/01/21	500	538
Yum! Brands
6.250%, 03/15/18	30	32

Total Consumer Discretionary		9,035

Consumer Staples [3.6%]
Avon Products
6.500%, 03/01/19	250	231
Bunge Finance
8.500%, 06/15/19	105	123
5.900%, 04/01/17	100	103
Campbell Soup
8.875%, 05/01/21	350	448
ConAgra Foods
4.950%, 08/15/20	178	195
1.900%, 01/25/18	200	201
CVS Health
3.500%, 07/20/22	2,000	2,153
JM Smucker
3.000%, 03/15/22	500	525
Kraft Heinz Foods
3.500%, 07/15/22(A)	500	531
PepsiCo
3.100%, 07/17/22	2,620	2,789
Walgreens Boots Alliance
3.100%, 06/01/23	2,350	2,394

Total Consumer Staples		9,693

Energy [1.8%]
Boardwalk Pipelines
5.500%, 02/01/17	221	224
ConocoPhillips
5.750%, 02/01/19	290	319
DCP Midstream
9.750%, 03/15/19(A)	114	125

Description	Face Amount (000)	Value (000)

Duke Capital
6.750%, 07/15/18	$745	$795
Ecopetrol
7.625%, 07/23/19	250	287
Enbridge Energy Partners
5.875%, 12/15/16	191	195
Energy Transfer Partners
9.700%, 03/15/19	330	374
9.000%, 04/15/19	189	211
6.125%, 02/15/17	426	437
3.600%, 02/01/23	200	192
Enterprise Products Operating
6.500%, 01/31/19	140	157
Kinder Morgan Energy Partners
5.300%, 09/15/20	125	134
Panhandle Eastern Pipe Line
7.000%, 06/15/18	396	423
Plains All American Pipeline
5.875%, 08/15/16	205	206
Puget Energy
6.000%, 09/01/21	500	582
Sabine Pass LNG
7.500%, 11/30/16	100	102
Spectra Energy Capital
6.200%, 04/15/18	135	144

Total Energy		4,907

Financials [36.6%](G)
ACE INA Holdings
5.800%, 03/15/18	300	323
Alleghany
5.625%, 09/15/20	270	302
American Express
1.244%, 05/22/18(B)	3,000	2,993
American Tower
4.000%, 06/01/25	1,800	1,914
Axis Specialty Finance
5.875%, 06/01/20	250	279
Bank of America
5.700%, 05/02/17	950	983
5.420%, 03/15/17	42	43
Bank of America, MTN
1.495%, 04/01/19(B)	5,000	4,989
Bank of Montreal, MTN
1.450%, 04/09/18	340	342
Bank of Nova Scotia
2.450%, 03/22/21	5,330	5,477
Barclays
4.375%, 01/12/26	1,500	1,512
BB&T, MTN
1.600%, 08/15/17	355	357
Bear Stearns
7.250%, 02/01/18	275	300
5.550%, 01/22/17	468	479
Capital One Financial
4.200%, 10/29/25	1,000	1,028
1.500%, 03/22/18	475	473
Citigroup
4.500%, 01/14/22	2,000	2,211

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

CNA Financial
6.950%, 01/15/18	$1,076	$1,151
Commonwealth Bank of Australia, MTN
5.000%, 10/15/19(A)	150	166
Commonwealth Bank of Australia NY, MTN
2.550%, 03/15/21	5,000	5,154
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26(A)	2,500	2,594
Credit Suisse NY, MTN
5.300%, 08/13/19	150	166
Daimler Finance North America
1.875%, 01/11/18(A)	4,200	4,238
Deutsche Bank, MTN
2.850%, 05/10/19	2,985	2,987
Discover Bank
3.100%, 06/04/20	1,000	1,022
ERAC USA Finance
3.300%, 10/15/22(A)	250	259
Goldman Sachs Group
6.250%, 09/01/17	550	581
6.150%, 04/01/18	150	162
Goldman Sachs Group, MTN
6.000%, 06/15/20	500	571
HCP
4.000%, 06/01/25	2,770	2,792
HSBC Finance
6.676%, 01/15/21	83	93
HSBC Holdings
3.400%, 03/08/21	5,000	5,152
ING Bank
3.750%, 03/07/17(A)	200	203
Jefferies Group
5.125%, 01/20/23	2,700	2,836
JPMorgan Chase
4.950%, 03/25/20	100	111
4.250%, 10/15/20	150	163
3.125%, 01/23/25	4,700	4,805
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(C)	400	27
Macquarie Bank, MTN
2.600%, 06/24/19(A)	4,200	4,284
Marsh & McLennan, MTN
2.550%, 10/15/18	100	102
MetLife
6.817%, 08/15/18	3,500	3,908
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	136
Moody's
5.500%, 09/01/20	800	911
Morgan Stanley, MTN
3.750%, 02/25/23	5,000	5,296
MUFG Americas Holdings
2.250%, 02/10/20	2,000	2,015
NASDAQ OMX Group
5.550%, 01/15/20	1,249	1,382

Description	Face Amount (000)	Value (000)

National Bank of Canada, MTN
1.450%, 11/07/17	$750	$752
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	151
6.550%, 11/01/18	300	334
Navient, MTN
5.000%, 06/15/18	2	2
Principal Financial Group
8.875%, 05/15/19	130	154
3.300%, 09/15/22	200	208
Protective Life
6.400%, 01/15/18	250	266
Prudential Financial, MTN
5.375%, 06/21/20	145	164
Silicon Valley Bank
6.050%, 06/01/17	355	368
Simon Property Group
10.350%, 04/01/19	3,500	4,263
SunTrust Banks
6.000%, 09/11/17	254	268
Svenska Handelsbanken, MTN
5.125%, 03/30/20(A)	5,800	6,496
TD Ameritrade Holding
5.600%, 12/01/19	290	327
Toronto-Dominion Bank, MTN
1.193%, 11/05/19(B)	3,100	3,087
US Bank
2.125%, 10/28/19	4,500	4,613
Volkswagen International Finance
2.375%, 03/22/17(A)	125	126
Wilmington Trust
8.500%, 04/02/18	315	351

Total Financials		99,202

Health Care [3.2%]
AbbVie
2.850%, 05/14/23	2,500	2,534
Actavis
3.250%, 10/01/22	500	511
Aetna
2.400%, 06/15/21	2,500	2,551
Laboratory Corp of America Holdings
3.200%, 02/01/22	2,530	2,617
UnitedHealth Group
4.700%, 02/15/21	200	226
1.625%, 03/15/19	250	252

Total Health Care		8,691

Industrials [2.8%]
Carlisle
3.750%, 11/15/22	250	257
Eaton
8.875%, 06/15/19	125	147
Embraer Overseas
5.696%, 09/16/23(A)	520	538

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

GATX
6.000%, 02/15/18	$170	$181
General Electric Capital, MTN
4.375%, 09/16/20	150	167
IDEX
4.200%, 12/15/21	250	269
Lennox International
4.900%, 05/15/17	250	256
NuStar Logistics
4.800%, 09/01/20	200	194
Owens Corning
6.500%, 12/01/16	36	37
PACCAR Financial, MTN
1.750%, 08/14/18	4,000	4,061
Penske Truck Leasing
4.875%, 07/11/22(A)	200	218
4.250%, 01/17/23(A)	300	314
3.375%, 03/15/18(A)	250	256
Republic Services
3.550%, 06/01/22	250	270
Roper Industries
3.125%, 11/15/22	200	205
1.850%, 11/15/17	250	251

Total Industrials		7,621

Information Technology [8.7%]
Apple
0.882%, 02/07/20(B)	7,238	7,175
Arrow Electronics
6.875%, 06/01/18	400	432
Fiserv
3.500%, 10/01/22	250	265
2.700%, 06/01/20	2,000	2,070
KLA-Tencor
4.650%, 11/01/24	2,500	2,727
Lexmark International
5.125%, 03/15/20	2,250	2,345
Nokia
5.375%, 05/15/19	950	1,017
Oracle
2.500%, 05/15/22	5,000	5,109
Texas Instruments
1.650%, 08/03/19	295	299
Western Union
5.253%, 04/01/20	2,000	2,207

Total Information Technology		23,646

Materials [3.6%]
Airgas
2.900%, 11/15/22	250	255
Avery Dennison
5.375%, 04/15/20	405	445
Glencore Canada
5.500%, 06/15/17	1,010	1,033
Glencore Funding
1.988%, 01/15/19(A) (B)	2,000	1,880
Rio Tinto Finance USA
3.750%, 06/15/25	5,780	6,046

Total Materials		9,659

Description	Face Amount (000)	Value (000)

REITs [2.1%]
Boston Properties
5.875%, 10/15/19	$140	$157
Common Wealth REIT
5.875%, 09/15/20	105	117
DDR
4.625%, 07/15/22	250	270
Equity One
3.750%, 11/15/22	250	254
Highwoods Realty
3.625%, 01/15/23	200	203
HRPT Properties Trust
6.650%, 01/15/18	300	313
Liberty Property, MTN
7.500%, 01/15/18	177	192
National Retail Properties
6.875%, 10/15/17	300	319
3.800%, 10/15/22	350	370
Prologis
3.350%, 02/01/21	2,200	2,328
Realty Income
3.250%, 10/15/22	200	205
Senior Housing Properties Trust
6.750%, 12/15/21	500	566
Washington Real Estate Investment Trust
3.950%, 10/15/22	250	253
Welltower
4.950%, 01/15/21	155	172

Total REITs		5,719

Telecommunication Services [5.9%]
America Movil
3.125%, 07/16/22	4,000	4,104
AT&T
5.600%, 05/15/18	310	334
3.600%, 02/17/23	5,000	5,216
CenturyLink
6.450%, 06/15/21	355	361
5.800%, 03/15/22	250	243
COX Communications, MTN
6.850%, 01/15/18	224	238
Deutsche Telekom International Finance
6.000%, 07/08/19	50	56
Qwest
6.500%, 06/01/17	100	104
Telefonica Emisiones SAU
6.221%, 07/03/17	286	298
5.462%, 02/16/21	115	131
5.134%, 04/27/20	300	331
Verizon Communications
4.600%, 04/01/21	4,100	4,596

Total Telecommunication Services		16,012

Utilities [2.3%]
British Transco Finance
6.625%, 06/01/18	128	141

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Cleveland Electric Illuminating
7.880%, 11/01/17	$10	$11
5.700%, 04/01/17	6	6
Entergy Mississippi
6.640%, 07/01/19	540	615
Entergy Texas
7.125%, 02/01/19	190	215
Exelon Generation
6.200%, 10/01/17	2,125	2,245
Korea Electric Power
6.750%, 08/01/27	75	97
National Fuel Gas
4.900%, 12/01/21	500	526
Nisource Capital Markets, MTN
7.860%, 03/27/17	163	166
Northern Indiana Public Service, MTN
7.590%, 06/12/17	440	457
Pennsylvania Electric
6.625%, 04/01/19	15	16
Puget Energy
5.625%, 07/15/22	250	286
Puget Sound Energy, MTN
6.740%, 06/15/18	57	63
Southwestern Electric Power
5.875%, 03/01/18	581	621
3.550%, 02/15/22	500	533
Southwestern Public Service
8.750%, 12/01/18	250	292
Xcel Energy
5.613%, 04/01/17	10	11

Total Utilities		6,301

Total Corporate Bonds
(Cost $195,021)		200,486

U.S. Treasury Obligations [6.1%]
U.S. Treasury Inflation Indexed Bonds
0.625%, 01/15/26	5,352	5,597
U.S. Treasury Notes
2.750%, 02/15/19	845	891
2.625%, 11/15/20	425	455
2.375%, 07/31/17	1,010	1,030
2.250%, 11/15/24	4,500	4,800
1.750%, 10/31/18	610	626
1.250%, 04/30/19	2,375	2,412
0.875%, 07/31/19	815	818

Total U.S. Treasury Obligations
(Cost $16,205)		16,629

U.S. Government Agency Obligations [5.7%]
FHLMC
1.750%, 05/30/19	3,000	3,082
1.000%, 09/29/17	660	663

Description	Face Amount (000)/Shares	Value (000)

FNMA
1.875%, 09/18/18	$150	$154
1.875%, 12/28/20	5,000	5,166
1.625%, 11/27/18	6,000	6,128
0.875%, 05/21/18	350	352

Total U.S. Government Agency Obligations
(Cost $15,193)		15,545

Preferred Stock [3.1%]
Financials [1.0%]
BB&T	10,000	263
Citigroup	10,000	264
Goldman Sachs Group	25,000	654
HSBC Holdings	30,000	796
JPMorgan Chase	20,000	518
Prudential Financial	10,000	269

Total Financials		2,764

Industrials [0.3%]
Pitney Bowes	10,000	273
Stanley Black & Decker	20,000	529

Total Industrials		802

REITs [1.3%]
Digital Realty Trust	10,000	265
Kimco Realty	10,000	258
National Retail Properties	20,000	524
Realty Income	20,000	525
Senior Housing Properties Trust	52,500	1,339
Vornado Realty Trust	20,000	521

Total REITs		3,432

Telecommunication Services [0.3%]
Telephone & Data Systems	30,000	758

Utilities [0.2%]
SCE Trust I	20,000	530

Total Preferred Stock
(Cost $7,904)		8,286

Closed-End Fund [2.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund(D)	531,545	5,417

Total Closed-End Fund
(Cost $5,417)		5,417

U.S. Government Mortgage-Backed Obligations [1.8%]
FHLMC, Pool 1B2677
2.775%, 01/01/35(B)	5	5
FHLMC, Pool 1B2683
2.770%, 01/01/35(B)	3	4
FHLMC, Pool 1B2692
2.634%, 12/01/34(B)	9	10
FHLMC, Pool A93505
4.500%, 08/01/40	32	36
FHLMC, Pool A93996
4.500%, 09/01/40	49	54

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

FHLMC, Pool C03490
4.500%, 08/01/40	$255	$280
FHLMC, Pool C09015
3.000%, 10/01/42	202	210
FHLMC, Pool C20300
6.500%, 01/01/29	1	1
FHLMC, Pool E01280
5.000%, 12/01/17	1	1
FHLMC, Pool G02940
5.500%, 05/01/37	8	9
FHLMC, Pool G04222
5.500%, 04/01/38	14	15
FHLMC, Pool G04913
5.000%, 03/01/38	53	59
FHLMC, Pool G08003
6.000%, 07/01/34	15	17
FHLMC, Pool G11431
6.000%, 08/01/18	—	—
FHLMC, Pool G11880
5.000%, 12/01/20	9	10
FHLMC, Pool G18124
6.000%, 06/01/21	7	8
FHLMC, Pool J19197
3.000%, 05/01/27	130	137
FHLMC, Pool Q08998
3.500%, 06/01/42	161	170
FHLMC, Pool Q10378
3.000%, 08/01/42	193	201
FHLMC, Ser 2004-2804, Cl VC
5.000%, 07/15/21	77	80
FHLMC Multifamily Structured Pass-Through Certificates, Ser K003, Cl A4
5.053%, 01/25/19	150	163
FHLMC Multifamily Structured Pass-Through Certificates, Ser K704, Cl A2
2.412%, 08/25/18	398	408
FHLMC Multifamily Structured Pass-Through Certificates, Ser K705, Cl A2
2.303%, 09/25/18	200	205
FHLMC Multifamily Structured Pass-Through Certificates, Ser K708, Cl A2
2.130%, 01/25/19	300	307
FNMA, Pool 252570
6.500%, 07/01/29	4	5
FNMA, Pool 253183
7.500%, 04/01/30	1	1
FNMA, Pool 253398
8.000%, 08/01/30	1	2
FNMA, Pool 254545
5.000%, 12/01/17	3	4
FNMA, Pool 254685
5.000%, 04/01/18	4	4
FNMA, Pool 254949
5.000%, 11/01/33	11	12
FNMA, Pool 255814
5.500%, 08/01/35	18	20

Description	Face Amount (000)	Value (000)

FNMA, Pool 303168
9.500%, 02/01/25	$2	$2
FNMA, Pool 725424
5.500%, 04/01/34	17	19
FNMA, Pool 735060
6.000%, 11/01/34	11	12
FNMA, Pool 735228
5.500%, 02/01/35	9	10
FNMA, Pool 735230
5.500%, 02/01/35	22	25
FNMA, Pool 745275
5.000%, 02/01/36	86	96
FNMA, Pool 745418
5.500%, 04/01/36	99	112
FNMA, Pool 827223
2.590%, 04/01/35(B)	43	45
FNMA, Pool 844809
5.000%, 11/01/35	39	43
FNMA, Pool AD0454
5.000%, 11/01/21	16	17
FNMA, Pool AD8522
4.000%, 08/01/40	37	39
FNMA, Pool AE0828
3.500%, 02/01/41	294	311
FNMA, Pool AH0621
3.500%, 01/01/41	72	76
FNMA, Pool AJ1407
4.000%, 09/01/41	58	63
FNMA, Pool AJ7689
4.000%, 12/01/41	194	209
FNMA, Pool AK0971
3.000%, 02/01/27	120	126
FNMA, Pool AO2970
3.000%, 05/01/42	183	190
FNMA, Pool AO4137
3.500%, 06/01/42	172	182
FNMA, Pool MA1277
2.500%, 12/01/27	116	120
FNMA REMIC Trust, Ser 2004-W6, Cl 1A6
5.500%, 07/25/34	17	17
GNMA, Pool 780315
9.500%, 12/15/17	—	—
GNMA, Pool G2 4696
4.500%, 05/20/40	113	123
GNMA, Pool G2 4747
5.000%, 07/20/40	43	48
GNMA, Pool G2 4923
4.500%, 01/20/41	65	71
GNMA, Pool G2 MA0155
4.000%, 06/20/42	157	169
GNMA, Pool G2 MA0392
3.500%, 09/20/42	187	200

Total U.S. Government Mortgage-Backed Obligations
(Cost $4,535)		4,763

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Asset-Backed Securities [1.6%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	$75	$78
BT SPE (Acquired 07/06/11, Acquisition Cost $1,102,589)
9.250%, 12/31/49(D) (E)	564	503
Carmax Auto Owner Trust, Ser 2014-2, Cl A3
0.980%, 01/15/19	3,634	3,632
Cityscape Home Equity Loan Trust Series, Ser 1997-C, Cl A4
7.000%, 07/25/28(C) (D)	5	—
Conseco Financial, Ser 1997-7, Cl A6
6.760%, 07/15/28	10	10
Contimortgage Home Equity Loan Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	—	—
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	6	5

Total Asset-Backed Securities
(Cost $4,292)		4,228

Municipal Bond [1.5%]
Florida [1.5%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	3,870	3,934

Total Municipal Bond
(Cost $3,870)		3,934

Foreign Government Bonds [1.3%]
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22	3,000	3,196
Mexico Government International Bond, MTN
5.125%, 01/15/20	100	111
Province of Newfoundland and Labrador Canada
7.320%, 10/13/23	100	127
Province of Quebec Canada, MTN
7.380%, 04/09/26(F)	100	134

Total Foreign Government Bonds
(Cost $3,349)		3,568

Commercial Mortgage-Backed Obligations [0.3%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	133
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	275	288

Description	Face Amount (000)/Shares	Value (000)

JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	$150	$157
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	275	288
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl A2
2.900%, 10/29/20	17	17

Total Commercial Mortgage-Backed Obligations
(Cost $854)		883

Residential Mortgage-Backed Securities [0.0%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	13	13
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(B)	1	1
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	2	3
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	6	6
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	25	25
WaMu Mortgage Pass-Through Certificates Series Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	20	20

Total Residential Mortgage-Backed Securities
(Cost $68)		68

Short-Term Investments [1.8%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.030%** ‡	2,461,211	2,461
SEI Daily Income Trust Government Fund, Cl A, 0.150%**	2,357,954	2,358

Total Short-Term Investments
(Cost $4,819)		4,819

Total Investments [99.2%]
(Cost $261,527)†		$268,626

Percentages are based on Net Assets of $270,847 (000).

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

†	At June 30, 2016, the tax basis cost of the Fund's investments was $261,527 (000), and the unrealized appreciation and depreciation were $7,799 (000) and $700 (000), respectively.
**	The rate reported is the 7-day effective yield as of June 30, 2016.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2016, the value of these securities amounted to $27,130 (000), representing 10.0% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2016.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Security is considered illiquid. The total market value of such security as of June 30, 2016 was $5,920 (000) and represented 2.2% of net assets of the Fund.
(E)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of June 30, 2016 was $503 (000) and represented 0.2% of net assets of the Fund.

(F)	Step Bond — The rate reported is the rate in effect on June 30, 2016. The coupon on a step bond changes on a specific date.
(G)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.

AID — Agency for International Development
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
NCUA — National Credit Union Administration
NY — New York
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SPE — Special Purpose Entity
Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a list of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$200,486	$—	$200,486
U.S. Treasury Obligations	—	16,629	—	16,629
U.S. Government Agency Obligations	—	15,545	—	15,545
Preferred Stock	8,286	—	—	8,286
Closed-End Fund	5,417	—	—	5,417
U.S. Government Mortgage-Backed Obligations	—	4,763	—	4,763
Asset-Backed Securities	—	3,725	503	4,228
Municipal Bond	—	3,934	—	3,934
Foreign Government Bonds	—	3,568	—	3,568
Commercial Mortgage-Backed Obligations	—	883	—	883
Residential Mortgage-Backed Securities	—	68	—	68
Short-Term Investments	4,819	—	—	4,819
Total Investments in Securities	$18,522	$249,601	$503	$268,626

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2016:

Investments in Asset-Backed Securities
Beginning balance as of October 1, 2015	$559
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	5
Purchases	—
Sales/paydowns	(61)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of June 30, 2016	$503
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$5

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.
	Fair Value at June 30, 2016 (000)	Valuation Techniques
BT SPE	$503	Discounted Cash Flow Model based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates
		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
For the period ended June 30, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):
City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$2,031
Purchases at Cost	37,163
Proceeds from Sales	(36,733)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 6/30/16	$2,461
Dividend Income	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund
.

Description	Face Amount (000)	Value (000)

Corporate Bonds [50.6%]
Advertising Sales [0.2%]
Clear Channel International BV
8.750%, 12/15/20(A)	$500	$520
Lamar Media
5.875%, 02/01/22	525	546
5.750%, 02/01/26(A)	100	104
5.375%, 01/15/24	475	492
5.000%, 05/01/23	450	464
Outfront Media Capital
5.875%, 03/15/25	675	695
5.625%, 02/15/24	600	618
5.250%, 02/15/22	300	305

Total Advertising Sales		3,744

Aerospace & Defense [0.3%]
Accudyne Industries Borrower
7.750%, 12/15/20(A)	900	794
Guanay Finance
6.000%, 12/15/20	1,827	1,813
TransDigm
7.500%, 07/15/21	100	106
6.500%, 07/15/24	875	888
6.500%, 05/15/25	1,325	1,328
6.375%, 06/15/26(A)	425	424
6.000%, 07/15/22	950	955
5.500%, 10/15/20	350	356

Total Aerospace & Defense		6,664

Agricultural [0.0%]
Avangardco Investments Public
2.500%, 10/29/18	743	230
UKRLANDFARMING
10.875%, 03/26/18	1,940	544

Total Agricultural		774

Airlines [0.3%]
Avianca Holdings
8.375%, 05/10/20	2,300	1,863
SriLankan Airlines
5.300%, 06/27/19	3,200	3,124

Total Airlines		4,987

Airport Develop/Maint [0.3%]
Aeropuertos Dominicanos Siglo XXI
9.750%, 11/13/19	4,940	5,259

Apparel/Textiles [0.0%]
BiSoho SAS
5.875%, 05/01/23	300	341
Hanesbrands
4.875%, 05/15/26(A)	275	276
4.625%, 05/15/24(A)	200	200

Total Apparel/Textiles		817

Description	Face Amount (000)	Value (000)

Applications Software [0.2%]
Emdeon
11.000%, 12/31/19	$675	$718
6.000%, 02/15/21(A)	775	822
Nuance Communications
6.000%, 07/01/24(A)	1,150	1,156
5.375%, 08/15/20(A)	900	916
PTC
6.000%, 05/15/24	375	388

Total Applications Software		4,000

Auto Rent & Lease [0.3%]
Avis Budget Car Rental
6.375%, 04/01/24(A)	1,700	1,683
5.500%, 04/01/23	225	222
Hertz
6.750%, 04/15/19	575	587
6.250%, 10/15/22	1,400	1,442
United Rentals North America
6.125%, 06/15/23	500	521
5.750%, 11/15/24	175	176
5.500%, 07/15/25	575	566
4.625%, 07/15/23	325	328

Total Auto Rent & Lease		5,525

Auto/Trk Prts and Equip-Repl [0.1%]
JB Poindexter
9.000%, 04/01/22(A)	975	1,014

Autoparts [0.6%]
American Axle & Manufacturing
6.625%, 10/15/22	675	722
6.250%, 03/15/21	275	285
International Automotive Components Group
9.125%, 06/01/18(A)	900	900
Lear
5.250%, 01/15/25	200	210
4.750%, 01/15/23	1,200	1,233
Metalsa
4.900%, 04/24/23	895	870
MPG Holdco I
7.375%, 10/15/22	1,150	1,130
Omega US Sub
8.750%, 07/15/23(A)	750	735
Schaeffler Finance BV
4.750%, 05/15/21(A)	625	638
4.750%, 05/15/23(A)	800	812
Schaeffler Finance BV, MTN
4.250%, 05/15/21(A)	375	380
Schaeffler Holding Finance BV
6.875%, 08/15/18(A) (B)	335	342
6.750%, 11/15/22(A) (B)	347	382
Tenneco
5.375%, 12/15/24	350	363
5.000%, 07/15/26	200	203
Tupy Overseas
6.625%, 07/17/24	2,500	2,394

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

ZF North America Capital
4.750%, 04/29/25(A)	$750	$760

Total Autoparts		12,359

Banks [5.3%]
Access Bank, MTN
9.250%, 06/24/21(C)	3,963	3,052
African Bank, MTN
8.125%, 10/19/20	2,363	2,239
Agricola Senior Trust
6.750%, 06/18/20	1,148	1,175
AK BARS Bank Via AK BARS Luxembourg
8.000%, 08/06/18	750	785
Alternatifbank
8.750%, 04/16/26(C)	2	2
Banco do Brasil
8.500%, 10/29/49(C)	4,175	4,196
Bank Nadra via NDR Finance
8.250%, 06/22/17(D) (E) (F)	721	3
Bank of Ceylon
6.875%, 05/03/17	2,000	2,043
Bank of Georgia JSC, MTN
7.750%, 07/05/17	200	208
CIT Group
5.000%, 08/01/23	1,175	1,184
Credit Bank of Moscow Via CBOM Finance
8.700%, 11/13/18	11,555	11,907
7.700%, 02/01/18	2,000	2,080
Development Bank of Mongolia, MTN
5.750%, 03/21/17	760	759
Eastern and Southern African Trade and Development Bank, MTN
6.375%, 12/06/18	3,400	3,511
FBN Finance
8.250%, 08/07/20	5,619	4,327
FBN Finance BV
8.000%, 07/23/21(C)	6,453	4,443
ForteBank JSC
11.750%, 12/15/24	2,709	2,615
Grupo Elektra DE
7.250%, 08/06/18	1,200	1,185
Industrial Senior Trust
5.500%, 11/01/22	2,000	1,960
International Bank of Azerbaijan Via Rubrika Finance, MTN
7.750%, 07/25/16	1,625	1,617
7.200%, 10/31/16	500	505
Kazkommertsbank JSC
8.500%, 05/11/18	4,080	3,744
5.500%, 12/21/22	10,288	6,836
Kazkommertsbank JSC, MTN
7.500%, 11/29/16	2,205	2,172
6.875%, 02/13/17	3,310	3,526
National Savings Bank
8.875%, 09/18/18	1,800	1,918

Description	Face Amount (000)	Value (000)

Oschadbank Via SSB #1
9.375%, 03/10/23(G)	$4,500	$4,343
Privatbank CJSC Via UK SPV Credit Finance
11.000%, 02/09/21	270	176
Privatbank CJSC Via UK SPV Credit Finance, MTN
10.250%, 01/23/18	3,080	2,433
Renaissance Capital Via Renaissance Consumer Funding
13.500%, 06/21/18	1,624	1,624
Russian Agricultural Bank Via RSHB Capital
6.000%, 06/03/21(C)	3,500	3,492
Russian Standard Bank Via Russian Standard Finance
7.561%, 12/01/16(C)	2,300	2,064
Sberbank of Russia Via SB Capital
5.500%, 02/26/24(C)	5,175	5,105
Tinkoff Credit Systems Via TCS Finance, MTN
14.000%, 06/06/18	2,920	3,209
Turkiye Halk Bankasi
5.000%, 07/13/21	2,000	1,996
VTB Bank Via VTB Capital
6.950%, 10/17/22	9,912	10,360

Total Banks		102,794

Batteries/Battery Sys [0.0%]
EnerSys
5.000%, 04/30/23(A)	450	444

Beauty Products [0.1%]
First Quality Finance
4.625%, 05/15/21(A)	2,100	1,984

Broadcasting & Cable [2.6%]
Altice Financing
7.500%, 05/15/26(A)	5,055	4,954
Altice Finco, MTN
7.625%, 02/15/25	2,160	1,984
Altice US Finance I
5.500%, 05/15/26(A)	575	575
AMC Networks
5.000%, 04/01/24	1,150	1,138
4.750%, 12/15/22	325	323
Anixter
5.625%, 05/01/19	275	291
5.500%, 03/01/23	1,125	1,145
5.125%, 10/01/21	300	305
Belden
5.500%, 09/01/22(A)	1,050	1,058
5.250%, 07/15/24(A)	1,125	1,088
Cablevision
6.500%, 06/15/21	3,500	3,570
Cablevision Systems
5.875%, 09/15/22	275	246

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

CCO Holdings
6.625%, 01/31/22	$650	$686
5.875%, 04/01/24(A)	325	337
5.875%, 05/01/27(A)	600	619
5.750%, 09/01/23	525	543
5.750%, 01/15/24	425	447
5.750%, 02/15/26(A)	300	309
5.500%, 05/01/26(A)	875	888
5.375%, 05/01/25(A)	250	254
5.250%, 09/30/22	675	693
5.125%, 02/15/23	1,275	1,295
Cequel Communications Holdings I
5.125%, 12/15/21(A)	1,350	1,284
Clear Channel Communications
9.000%, 03/01/21	1,150	811
Clear Channel Worldwide Holdings
6.500%, 11/15/22	2,000	2,000
Columbus International
7.375%, 03/30/21	5,280	5,576
CSC Holdings
5.250%, 06/01/24	250	227
DISH DBS
7.750%, 07/01/26(A)	200	206
5.875%, 07/15/22	2,425	2,358
5.875%, 11/15/24	400	372
5.000%, 03/15/23	100	91
Gray Television
7.500%, 10/01/20	1,600	1,668
5.875%, 07/15/26(A)	450	451
LIN Television
6.375%, 01/15/21	175	183
5.875%, 11/15/22	650	653
Nexstar Broadcasting
6.125%, 02/15/22(A)	875	884
Numericable Group
6.250%, 05/15/24(A)	575	550
6.000%, 05/15/22(A)	800	778
Numericable-SFR
7.375%, 05/01/26	1,500	1,478
7.375%, 05/01/26(A)	1,725	1,706
Sinclair Television Group
5.875%, 03/15/26(A)	425	434
5.625%, 08/01/24(A)	1,775	1,815
Tribune Media
5.875%, 07/15/22	1,850	1,841
Unitymedia Hessen GmbH & KG
5.500%, 01/15/23(A)	525	528
Unitymedia KabelBW GmbH
6.125%, 01/15/25(A)	1,500	1,537
Virgin Media Secured Finance
5.500%, 08/15/26(A)	400	389
Ziggo Bond Finance BV
5.875%, 01/15/25(A)	275	265

Total Broadcasting & Cable		50,833

Description	Face Amount (000)	Value (000)

Building & Construction [2.0%]
Allegion US Holding
5.750%, 10/01/21	$550	$575
Building Materials Corp of America
6.000%, 10/15/25(A)	425	444
Cemex
7.750%, 04/16/26	3,645	3,833
Cemex Finance
9.375%, 10/12/22	12,785	14,072
China Shanshui Cement Group
7.500%, 03/10/20	4,500	3,148
Dry Mix Solutions Investissements SAS
3.987%, 06/15/21(C)	3,000	3,279
Grupo Cementos de Chihuahua
8.125%, 02/08/20	2,115	2,221
Kerneos Corporate SAS
4.489%, 03/01/21(C)	2,000	2,193
Masonite International
5.625%, 03/15/23(A)	500	519
NCI Building Systems
8.250%, 01/15/23(A)	1,000	1,075
Nortek
8.500%, 04/15/21	2,050	2,127
Saderea, MTN
12.500%, 11/30/26	2,783	2,435
USG
7.875%, 03/30/20(A)	250	260
5.875%, 11/01/21(A)	650	680
5.500%, 03/01/25(A)	400	419
Wise Metals Intermediate Holdings
9.750%, 06/15/19(A)	553	299
Yuksel Insaat
9.500%, 11/10/15(D) (E) (F)	5,295	2,151

Total Building & Construction		39,730

Building & Construction Supplies [0.1%]
Signode Industrial Group Lux
6.375%, 05/01/22(A)	2,050	1,960

Building-Heavy Construct [0.1%]
Pratama Agung Pte
6.250%, 02/24/20	2,100	2,144

Business Services [0.0%]
CoreLogic
7.250%, 06/01/21	675	700

Chemicals [0.6%]
Ashland
4.750%, 08/15/22	950	945
Eco Services Operations
8.500%, 11/01/22(A)	800	800
Hexion
6.625%, 04/15/20	1,050	878
Hexion US Finance
8.875%, 02/01/18	1,625	1,410

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Huntsman International
5.125%, 11/15/22	$875	$866
4.875%, 11/15/20	1,100	1,106
Ineos Finance
4.000%, 05/01/23	1,000	1,064
Novacap International SAS, MTN
4.749%, 05/01/19(C)	1,000	1,099
Platform Specialty
6.500%, 02/01/22(A)	2,825	2,472
Platform Specialty Products
10.375%, 05/01/21(A)	250	252
PQ
6.750%, 11/15/22(A)	875	912
WR Grace & -Conn
5.625%, 10/01/24(A)	325	333
5.125%, 10/01/21(A)	225	231

Total Chemicals		12,368

Coal Mining [0.2%]
Indo Energy Finance II BV
6.375%, 01/24/23	5,635	3,123
New World Resources
8.000%, 04/07/20	999	67

Total Coal Mining		3,190

Coatings/Paint [0.1%]
US Coatings Acquisition
7.375%, 05/01/21(A)	1,300	1,370

Commercial Serv-Finance [0.1%]
TMF Group Holding BV
5.114%, 12/01/18(C)	1,000	1,110

Commercial Services [0.3%]
Allegion
5.875%, 09/15/23	175	186
Anna Merger Sub
7.750%, 10/01/22(A)	2,950	2,589
BC Luxco 1
7.375%, 01/29/20	2,470	2,396
Iron Mountain
5.750%, 08/15/24	725	732

Total Commercial Services		5,903

Computer Graphics [0.1%]
Southern Graphics
8.375%, 10/15/20(A)	1,375	1,375

Computer Software [0.1%]
Italics Merger Sub
7.125%, 07/15/23(A)	1,950	1,848
SS&C Technologies Holdings
5.875%, 07/15/23	850	869

Total Computer Software		2,717

Description	Face Amount (000)	Value (000)

Computer System Design & Services [0.2%]
Diamond 1 Finance
7.125%, 06/15/24(A)	$1,225	$1,279
5.875%, 06/15/21(A)	325	332
IHS
5.000%, 11/01/22	550	568
NCR
6.375%, 12/15/23	625	638
5.875%, 12/15/21	400	406
5.000%, 07/15/22	975	955
4.625%, 02/15/21	300	297

Total Computer System Design & Services		4,475

Consumer Products & Services [0.4%]
EMI Music Publishing Group North America Holdings
7.625%, 06/15/24(A)	650	668
Prestige Brands
6.375%, 03/01/24(A)	1,250	1,297
5.375%, 12/15/21(A)	1,275	1,294
Serta Simmons Holdings
8.125%, 10/01/20(A)	2,675	2,735
ServiceMaster
7.450%, 08/15/27	225	231
7.100%, 03/01/18	475	492
Spectrum Brands
6.125%, 12/15/24	575	607
5.750%, 07/15/25	800	833
Tempur Sealy International
5.500%, 06/15/26(A)	375	368

Total Consumer Products & Services		8,525

Containers & Packaging [1.1%]
Ardagh Packaging Finance
7.250%, 05/15/24(A)	2,250	2,296
6.750%, 01/31/21(A)	200	201
6.000%, 06/30/21(A)	925	918
4.625%, 05/15/23(A)	350	345
Ball
5.250%, 07/01/25	1,225	1,277
4.375%, 12/15/20	200	210
4.000%, 11/15/23	625	616
Berry Plastics
6.000%, 10/15/22	400	413
5.500%, 05/15/22	2,075	2,124
5.125%, 07/15/23	575	575
BWAY Holding
9.125%, 08/15/21(A)	2,000	1,915
Crown Americas
4.500%, 01/15/23	1,300	1,326
Graphic Packaging International
4.875%, 11/15/22	350	364

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Owens-Brockway Glass Container
6.375%, 08/15/25(A)	$425	$444
5.875%, 08/15/23(A)	375	394
5.375%, 01/15/25(A)	950	943
5.000%, 01/15/22(A)	125	125
Pactiv
7.950%, 12/15/25	200	208
Reynolds Group Issuer
8.250%, 02/15/21	2,300	2,406
7.000%, 07/15/24(A)	100	103
5.750%, 10/15/20	1,350	1,394
Sealed Air
5.500%, 09/15/25(A)	800	833
5.250%, 04/01/23(A)	50	52
5.125%, 12/01/24(A)	850	872
4.875%, 12/01/22(A)	725	746

Total Containers & Packaging		21,100

Data Processing/Mgmt [0.3%]
First Data
7.000%, 12/01/23(A)	1,525	1,544
5.750%, 01/15/24(A)	3,050	3,027
5.375%, 08/15/23(A)	1,300	1,320

Total Data Processing/Mgmt		5,891

Decision Support Software [0.0%]
MSCI
5.750%, 08/15/25(A)	525	545
5.250%, 11/15/24(A)	275	281

Total Decision Support Software		826

Dental Supplies and Equip [0.2%]
IDH Finance
5.588%, 12/01/18(C)	3,000	3,874

Diagnostic Equipment [0.2%]
Crimson Merger Sub
6.625%, 05/15/22(A)	3,500	2,887

Dialysis Centers [0.1%]
DaVita HealthCare Partners
5.750%, 08/15/22	775	811
5.125%, 07/15/24	175	177
5.000%, 05/01/25	625	619

Total Dialysis Centers		1,607

Diamonds/Precious Stones [0.0%]
Petra Diamonds US Treasury
8.250%, 05/31/20	1,050	1,005

Disposable Medical Prod [0.1%]
Sterigenics-Nordion Holdings
6.500%, 05/15/23(A)	2,025	2,050

Distribution/Wholesale [0.3%]
American Builders & Contractors Supply
5.750%, 12/15/23(A)	200	207
5.625%, 04/15/21(A)	900	929

Description	Face Amount (000)	Value (000)

Beacon Roofing Supply
6.375%, 10/01/23	$450	$471
DH Services Luxembourg Sarl
7.750%, 12/15/20(A)	1,350	1,414
HD Supply
7.500%, 07/15/20	475	498
5.750%, 04/15/24(A)	950	988
5.250%, 12/15/21(A)	575	600
Performance Food Group
5.500%, 06/01/24(A)	200	204

Total Distribution/Wholesale		5,311

Diversified Minerals [0.1%]
Teck Resources
8.500%, 06/01/24(A)	650	674
8.000%, 06/01/21(A)	150	155
6.125%, 10/01/35	975	697

Total Diversified Minerals		1,526

Drugs [0.4%]
Endo
6.000%, 07/15/23(A)	975	853
Endo Finance
6.000%, 02/01/25(A)	2,025	1,756
Grifols Worldwide Operations
5.250%, 04/01/22	1,250	1,272
Quintiles Transnational
4.875%, 05/15/23(A)	375	381
Valeant Pharmaceuticals International
7.250%, 07/15/22(A)	200	172
5.625%, 12/01/21(A)	700	577
5.500%, 03/01/23(A)	100	80
VPII Escrow
7.500%, 07/15/21(A)	900	794
VRX Escrow
6.125%, 04/15/25(A)	2,150	1,725
5.875%, 05/15/23(A)	1,025	828

Total Drugs		8,438

E-Commerce/Services [0.1%]
Match Group
6.750%, 12/15/22(A)	1,525	1,586
6.375%, 06/01/24(A)	450	468

Total E-Commerce/Services		2,054

Educational Software [0.0%]
Blackboard
7.750%, 11/15/19(A) (D)	650	546

Electric Utilities [0.8%]
AES Andres BV
7.950%, 05/11/26	3,500	3,640
Calpine
5.875%, 01/15/24(A)	550	572
5.750%, 01/15/25	1,675	1,629
Eskom Holdings SOC
7.125%, 02/11/25	6,800	6,740

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

NRG Energy
7.250%, 05/15/26(A)	$225	$224
6.625%, 03/15/23	1,175	1,157
6.250%, 05/01/24	1,575	1,499

Total Electric Utilities		15,461

Electrical Products [0.1%]
WESCO Distribution
5.375%, 12/15/21	1,650	1,662
5.375%, 06/15/24(A)	250	250

Total Electrical Products		1,912

Electric-Distribution [0.2%]
1MDB Energy
5.990%, 05/11/22	1,000	1,047
AES El Salvador Trust II
6.750%, 03/28/23	2,000	1,720

Total Electric-Distribution		2,767

Energy [0.0%]
CGG
6.875%, 01/15/22	375	163
Viridian Group
7.500%, 03/01/20	500	573

Total Energy		736

Energy & Power [0.2%]
Greenko Dutch BV
8.000%, 08/01/19	3,000	3,202
TerraForm Power Operating
6.125%, 06/15/25(A)	700	661
5.875%, 02/01/23(A)	525	500

Total Energy & Power		4,363

Enterprise Software/Serv [0.4%]
BMC Software Finance
8.125%, 07/15/21(A)	2,425	1,819
Ensemble S Merger Sub
9.000%, 09/30/23(A)	1,125	1,111
Infor Software Parent
7.125%, 05/01/21(A) (B)	1,975	1,748
Infor US
6.500%, 05/15/22	3,100	2,927

Total Enterprise Software/Serv		7,605

Entertainment & Gaming [0.9%]
Affinity Gaming
9.000%, 05/15/18	375	383
Boyd Gaming
6.875%, 05/15/23	1,225	1,305
6.375%, 04/01/26(A)	500	522
Chester Downs & Marina
9.250%, 02/01/20(A)	1,000	883
Global Liman Isletmeleri
8.125%, 11/14/21	1,000	933
GLP Capital
5.375%, 11/01/23	575	600
5.375%, 04/15/26	525	541

Description	Face Amount (000)	Value (000)

MGM Growth Properties Operating Partnership
5.625%, 05/01/24(A)	$425	$449
MGM Resorts International
7.750%, 03/15/22	1,400	1,582
6.750%, 10/01/20	250	273
6.000%, 03/15/23	600	633
5.250%, 03/31/20	350	368
Mohegan Tribal Gaming Authority
9.750%, 09/01/21	1,225	1,305
Penn National Gaming
5.875%, 11/01/21	1,525	1,552
Pinnacle Entertainment
5.625%, 05/01/24(A)	1,325	1,322
Regal Entertainment Group
5.750%, 03/15/22	500	511
5.750%, 02/01/25	650	640
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	2,000	2,005
Seminole Indian Tribe of Florida
7.804%, 10/01/20(A)	470	473
Station Casinos
7.500%, 03/01/21	1,450	1,535

Total Entertainment & Gaming		17,815

E-Services/Consulting [0.1%]
TES Finance
6.750%, 07/15/20	1,000	1,038

Export/Import Bank [0.2%]
Ukreximbank Via Biz Finance
9.625%, 04/27/22	4,775	4,641

Financial Services [1.3%]
AerCap Ireland Capital
4.625%, 07/01/22	250	256
4.500%, 05/15/21	800	819
Ally Financial
5.750%, 11/20/25	1,975	1,980
5.125%, 09/30/24	450	458
4.750%, 09/10/18	1,150	1,173
4.625%, 05/19/22	100	101
4.625%, 03/30/25	1,300	1,279
4.125%, 03/30/20	425	426
4.125%, 02/13/22	400	397
2.750%, 01/30/17	475	477
Arrow Global Finance
4.989%, 11/01/21(C)	1,000	1,104
Astana Finance JSC
0.000%, 12/22/24(D)	147	3
Cabot Financial Luxembourg II
5.875%, 11/15/21(C)	1,000	1,021
Credito Real
7.500%, 03/13/19	1,250	1,288
Dana Financing Luxembourg Sarl
6.500%, 06/01/26(A)	925	901

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Helios Towers Finance Netherlands BV
8.375%, 07/15/19	$2,920	$2,723
International Lease Finance
5.875%, 08/15/22	1,325	1,434
4.625%, 04/15/21	1,900	1,957
Lock
5.500%, 08/15/20(C)	2,000	2,164
Navient
5.875%, 10/25/24	1,325	1,133
Navient, MTN
6.125%, 03/25/24	575	505
5.500%, 01/25/23	175	153
Quicken Loans
5.750%, 05/01/25(A)	2,400	2,316
Russian Standard
13.000%, 10/27/22(B)	2,786	669

Total Financial Services		24,737

Firearms and Ammunition [0.0%]
FGI Operating Company
7.875%, 05/01/20	1,250	906

Food, Beverage & Tobacco [2.1%]
ARAMARK
5.750%, 03/15/20	303	312
5.125%, 01/15/24	300	306
Boparan Finance
5.500%, 07/15/21	1,000	1,155
Boparan Finance, MTN
4.375%, 07/15/21	1,000	1,010
CEDC Finance International
10.000%, 04/30/18(G)	1,668	1,251
Constellation Brands
4.750%, 12/01/25	225	237
Galapagos
4.487%, 06/15/21(C)	3,000	3,063
Hearthside Group Holdings
6.500%, 05/01/22(A)	1,675	1,420
JBS
10.500%, 08/04/16	200	202
JBS Investments GmbH
7.750%, 10/28/20	3,000	3,165
Marfrig Holding Europe BV
6.875%, 06/24/19	4,835	4,849
Marfrig Holdings Europe BV
8.000%, 06/08/23	4,000	4,082
8.000%, 06/08/23(A) (D)	4,275	4,373
Marfrig Overseas
9.500%, 05/04/20	3,824	3,933
MHP
8.250%, 04/02/20	6,017	5,686
Minerva Luxembourg
8.750%, 12/29/49(C)	3,200	3,216
Pinnacle Foods Finance
5.875%, 01/15/24(A)	250	262
4.875%, 05/01/21	1,275	1,293
Smithfield Foods
6.625%, 08/15/22	850	890

Description	Face Amount (000)	Value (000)

Sun Merger Sub
5.875%, 08/01/21(A)	$600	$625
TreeHouse Foods
6.000%, 02/15/24(A)	275	291

Total Food, Beverage & Tobacco		41,621

Food-Catering [0.0%]
Aramark Services
5.125%, 01/15/24(A)	775	791

Food-Flour and Grain [0.1%]
Post Holdings
8.000%, 07/15/25(A)	1,500	1,663
7.750%, 03/15/24(A)	375	412
7.375%, 02/15/22	450	473
6.000%, 12/15/22(A)	150	154

Total Food-Flour and Grain		2,702

Food-Wholesale/Distrib [0.1%]
US Foods
8.500%, 06/30/19	584	596
5.875%, 06/15/24(A)	1,225	1,256

Total Food-Wholesale/Distrib		1,852

Gaming [0.0%]
Rivers Pittsburgh Borrower
9.500%, 06/15/19(A)	627	643

Gas-Distribution [0.1%]
AmeriGas Partners
5.875%, 08/20/26	1,075	1,078
5.625%, 05/20/24	400	403

Total Gas-Distribution		1,481

Health Care [0.1%]
Envision Healthcare
5.125%, 07/01/22(A)	1,625	1,633

Home Decoration Products [0.1%]
RSI Home Products
6.500%, 03/15/23(A)	1,750	1,798

Hotels and Motels [0.3%]
Grupo Posadas
7.875%, 06/30/22	2,990	3,035
7.875%, 06/30/22(A)	3,395	3,446

Total Hotels and Motels		6,481

Human Resources [0.1%]
Team Health
7.250%, 12/15/23(A)	1,525	1,632

Industrial [0.0%]
Unifrax I
7.500%, 02/15/19(A)	950	822

Insurance [0.2%]
Hockey Merger Sub 2
7.875%, 10/01/21(A)	1,925	1,848
Hub Holdings
8.125%, 07/15/19(A) (B)	1,650	1,584

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

HUB International
9.250%, 02/15/21(A)	$150	$157

Total Insurance		3,589

Internet Connectiv Svcs [0.1%]
Adria Bidco BV
7.875%, 11/15/20	1,000	1,160

Internet Security [0.1%]
Blue Coat Holdings
8.375%, 06/01/23(A)	1,275	1,441
VeriSign
5.250%, 04/01/25	525	538
4.625%, 05/01/23	400	405

Total Internet Security		2,384

Mach Tools and Rel Products [0.0%]
Milacron
7.750%, 02/15/21(A)	800	824

Machinery-General Indust [0.2%]
Gardner Denver
6.875%, 08/15/21(A)	1,000	905
Manitowoc Foodservice
9.500%, 02/15/24(A)	300	335
Zebra Technologies
7.250%, 10/15/22	2,000	2,120

Total Machinery-General Indust		3,360

Manufacturing [0.1%]
Cleaver-Brooks
8.750%, 12/15/19(A)	1,050	1,042

Media - Non-Cable [0.0%]
Intelsat Jackson Holdings
7.250%, 10/15/20	200	142

Medical Labs and Testing Srv [0.2%]
Synlab Bondco
5.000%, 07/01/22(C)	3,000	3,313

Medical Products & Services [1.5%]
Acadia Healthcare
6.500%, 03/01/24(A)	1,850	1,878
AMAG Pharmaceuticals
7.875%, 09/01/23(A)	250	224
Care UK Health & Social Care
5.588%, 07/15/19(C)	679	741
CHS
6.875%, 02/01/22	3,550	3,106
5.125%, 08/01/21	450	447
HCA
7.500%, 02/15/22	1,625	1,847
6.500%, 02/15/20	300	332
5.875%, 05/01/23	825	879
5.875%, 02/15/26	250	259
5.375%, 02/01/25	2,250	2,306
5.250%, 04/15/25	2,025	2,116
5.000%, 03/15/24	1,875	1,941
HCA Holdings
6.250%, 02/15/21	550	587

Description	Face Amount (000)	Value (000)

Hill-Rom Holdings
5.750%, 09/01/23(A)	$375	$383
IASIS Healthcare
8.375%, 05/15/19	1,725	1,657
LifePoint Health
5.875%, 12/01/23	325	338
5.375%, 05/01/24(A)	600	601
LifePoint Hospitals
5.500%, 12/01/21	1,025	1,069
Mallinckrodt International Finance
5.625%, 10/15/23(A)	475	442
5.500%, 04/15/25(A)	1,350	1,204
4.875%, 04/15/20(A)	325	314
4.750%, 04/15/23	975	790
Teleflex
5.250%, 06/15/24	450	455
4.875%, 06/01/26	375	379
Tenet Healthcare
8.125%, 04/01/22	1,625	1,665
6.750%, 06/15/23	2,050	1,963
4.500%, 04/01/21	700	705
4.375%, 10/01/21	925	918

Total Medical Products & Services		29,546

Medical-HMO [0.1%]
MPH Acquisition Holdings
7.125%, 06/01/24(A)	1,325	1,391

Medical-Outptnt/Home Med [0.1%]
Amsurg
5.625%, 11/30/20	300	310
5.625%, 07/15/22	1,075	1,104

Total Medical-Outptnt/Home Med		1,414

Medical-Whsle Drug Dist [0.1%]
Vizient
10.375%, 03/01/24(A)	1,525	1,636

Metal-Copper [0.1%]
Freeport-McMoRan
5.400%, 11/14/34	2,125	1,689
3.875%, 03/15/23	725	635

Total Metal-Copper		2,324

Metal-Iron [0.8%]
Metalloinvest Finance
6.500%, 07/21/16	3,000	3,002
Novolipetsk Steel via Steel Funding
4.500%, 06/15/23	1,000	988
Vale Overseas
6.875%, 11/21/36	3,996	3,656
6.875%, 11/10/39	8,414	7,659

Total Metal-Iron		15,305

Metals & Mining [0.2%]
TiZir
9.000%, 09/28/17	4,100	3,198

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Mining Other [0.2%]
Uranium One Investments
6.250%, 12/13/18	$4,005	$3,926

Miscellaneous Business Services [0.1%]
Garda World Security
7.250%, 11/15/21(A)	1,825	1,474

Miscellaneous Manufacturing [0.4%]
MAF Global Securities
7.125%, 10/29/49(C)	2,000	2,078
Natsionalnaya Kompaniya Kazakhstan Engineering AO
4.550%, 12/03/16	278	273
Rio Oil Finance Trust Series 2014-1
9.250%, 07/06/24	1,980	1,695
TMK OAO Via TMK Capital
6.750%, 04/03/20	4,315	4,398

Total Miscellaneous Manufacturing		8,444

MRI/Medical Diag Imaging [0.1%]
Surgical Care Affiliates
6.000%, 04/01/23(A)	1,125	1,148

Office Automation and Equip [0.1%]
CDW
6.000%, 08/15/22	1,125	1,176
5.500%, 12/01/24	1,125	1,161

Total Office Automation and Equip		2,337

Oil-Field Services [0.3%]
Borets Finance
7.625%, 09/26/18	1,000	930
Hiland Partners
5.500%, 05/15/22(A)	375	376
Sea Trucks Group
9.000%, 03/26/18(A)	4,480	1,503
Weatherford International
8.250%, 06/15/23	825	784
7.000%, 03/15/38	575	428
Western Refining Logistics
7.500%, 02/15/23	975	960

Total Oil-Field Services		4,981

Paper & Related Products [0.4%]
Argos Merger Sub
7.125%, 03/15/23(A)	2,475	2,549
Clearwater Paper
5.375%, 02/01/25(A)	1,300	1,300
Eldorado International Finance GmbH
8.625%, 06/16/21	5,000	4,839

Total Paper & Related Products		8,688

Petrochemicals [0.2%]
Braskem America Finance
7.125%, 07/22/41	2,000	1,895

Description	Face Amount (000)	Value (000)

Braskem Finance
7.375%, 10/29/49	$1,000	$945
5.750%, 04/15/21	700	702
5.375%, 05/02/22	800	788

Total Petrochemicals		4,330

Petroleum & Fuel Products [7.6%]
Access Midstream Partners
4.875%, 05/15/23	300	290
4.875%, 03/15/24	825	791
Antero Resources
5.625%, 06/01/23	200	194
5.125%, 12/01/22	350	336
Antero Resources Finance
6.000%, 12/01/20	650	657
5.375%, 11/01/21	475	464
Approach Resources
7.000%, 06/15/21	250	147
Blue Racer Midstream
6.125%, 11/15/22(A)	450	426
California Resources
6.000%, 11/15/24	1,050	514
Carrizo Oil & Gas
7.500%, 09/15/20	775	785
6.250%, 04/15/23	675	650
Cheniere Corpus Christi Holdings
7.000%, 06/30/24(A)	375	385
Chesapeake Energy
8.000%, 12/15/22(A)	400	339
6.875%, 11/15/20	225	156
5.750%, 03/15/23	350	224
5.375%, 06/15/21	500	322
Continental Resources
4.500%, 04/15/23	1,275	1,189
Crestwood Midstream Partners
6.250%, 04/01/23(A)	875	805
6.125%, 03/01/22	850	786
6.000%, 12/15/20	375	354
CrownRock
7.750%, 02/15/23(A)	225	235
7.125%, 04/15/21(A)	150	154
CVR Refining
6.500%, 11/01/22	1,225	1,053
DNO
8.750%, 06/18/20(A)	2,100	1,670
Energy Transfer Equity
5.875%, 01/15/24	2,125	2,067
5.500%, 06/01/27	175	165
EP Energy
9.375%, 05/01/20	300	212
7.750%, 09/01/22	150	92
6.375%, 06/15/23	350	210
EP PetroEcuador via Noble Sovereign Funding I
6.270%, 09/24/19(C)	19,679	18,473
Genel Energy Finance
7.500%, 05/14/19(A)	5,200	3,926

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Georgian Oil and Gas JSC
6.750%, 04/26/21	$3,500	$3,614
Gulfport Energy
7.750%, 11/01/20	750	771
6.625%, 05/01/23	425	419
Halcon Resources
8.625%, 02/01/20(A)	600	566
Holly Energy Partners
6.500%, 03/01/20	1,050	1,055
Kinder Morgan
5.625%, 11/15/23(A)	625	669
Laredo Petroleum
7.375%, 05/01/22	775	777
6.250%, 03/15/23	200	190
5.625%, 01/15/22	375	351
Legacy Reserves
6.625%, 12/01/21	725	305
Lone Pine Resources Canada
0.000%, 02/15/17(D)	75	—
MPLX
4.875%, 12/01/24(A)	700	682
4.875%, 06/01/25(A)	875	855
Newfield Exploration
5.375%, 01/01/26	425	413
Northern Oil and Gas
8.000%, 06/01/20	1,275	957
Northern Tier Energy
7.125%, 11/15/20	1,075	1,094
Nostrum Oil & Gas Finance BV
6.375%, 02/14/19	8,473	7,372
Oasis Petroleum
6.875%, 03/15/22	725	670
6.875%, 01/15/23	225	205
6.500%, 11/01/21	850	776
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21	2,405	673
Pan American Energy
7.875%, 05/07/21	802	820
Parsley Energy
6.250%, 06/01/24(A)	50	51
PDC Energy
7.750%, 10/15/22	175	182
Petrobras Global Finance BV
8.750%, 05/23/26	3,900	3,920
8.375%, 05/23/21	2,400	2,483
6.875%, 01/20/40	6,130	4,978
6.850%, 06/05/15	858	652
6.250%, 03/17/24	1,512	1,342
5.375%, 01/27/21	4,020	3,692
3.536%, 03/17/20(C)	100	88
2.768%, 01/15/19(C)	2,280	2,060
Petrobras International Finance
5.750%, 01/20/20	2,765	2,678
Petroleos de Venezuela
9.750%, 05/17/35	10,335	4,133
8.500%, 11/02/17	10,271	7,185
5.125%, 10/28/16	6,325	5,740
Puma International Financing
6.750%, 02/01/21	6,489	6,449

Description	Face Amount (000)	Value (000)

QEP Resources
6.875%, 03/01/21	$325	$328
5.250%, 05/01/23	325	299
QGOG Atlantic
5.250%, 07/30/18	2,836	2,311
QGOG Constellation
6.250%, 11/09/19	11,575	5,730
Range Resources
5.000%, 03/15/23	475	445
4.875%, 05/15/25	772	735
Regency Energy Partners
5.875%, 03/01/22	225	241
5.500%, 04/15/23	200	202
5.000%, 10/01/22	150	154
4.500%, 11/01/23	350	342
Rice Energy
7.250%, 05/01/23	200	203
6.250%, 05/01/22	1,125	1,117
Rose Rock Midstream
5.625%, 07/15/22	700	616
5.625%, 11/15/23	200	174
RSP Permian
6.625%, 10/01/22	625	644
Sabine Pass Liquefaction
6.250%, 03/15/22	1,550	1,593
5.625%, 02/01/21	1,100	1,111
5.625%, 04/15/23	175	176
5.625%, 03/01/25	300	299
Seven Energy
10.250%, 10/11/21	7,560	4,203
SM Energy
6.500%, 11/15/21	100	94
6.500%, 01/01/23	225	209
6.125%, 11/15/22	225	207
5.625%, 06/01/25	550	473
5.000%, 01/15/24	350	299
Summit Midstream Holdings
7.500%, 07/01/21	200	192
5.500%, 08/15/22	1,325	1,140
Targa Resources Partners
5.250%, 05/01/23	475	449
Tesoro
5.375%, 10/01/22	375	383
Tesoro Logistics
6.375%, 05/01/24	200	210
6.250%, 10/15/22	975	1,016
6.125%, 10/15/21	475	492
5.875%, 10/01/20	875	899
5.500%, 10/15/19	50	52
5.125%, 04/01/24	600	603
Whiting Petroleum
6.250%, 04/01/23	1,425	1,275
5.750%, 03/15/21	150	135
5.000%, 03/15/19	375	345
Williams
4.550%, 06/24/24	175	161
YPF
8.500%, 07/28/25	2,015	2,129

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

YPF Sociedad Anonima
8.500%, 03/23/21	$1,810	$1,932
Zhaikmunai LLP
7.125%, 11/13/19	7,980	7,004

Total Petroleum & Fuel Products		147,560

Phys Practice Mgmnt [0.0%]
MEDNAX
5.250%, 12/01/23(A)	200	203

Printing & Publishing [0.3%]
Expo Event Transco
9.000%, 06/15/21(A)	1,175	1,186
Multi-Color
6.125%, 12/01/22(A)	1,550	1,585
Mustang Merger
8.500%, 08/15/21(A)	850	888
Nielsen Finance
5.000%, 04/15/22(A)	1,700	1,734

Total Printing & Publishing		5,393

Publishing-Books [0.0%]
McGraw-Hill Global Education Holdings
7.875%, 05/15/24(A)	475	492

Publishing-Newspapers [0.1%]
Gannett
6.375%, 10/15/23	1,125	1,195
5.500%, 09/15/24(A)	50	52
4.875%, 09/15/21(A)	50	51

Total Publishing-Newspapers		1,298

Quarrying [0.0%]
Compass Minerals International
4.875%, 07/15/24(A)	675	628

Radio [0.4%]
Cumulus Media Holdings
7.750%, 05/01/19	500	205
Entercom Radio
10.500%, 12/01/19	675	712
Radio One
9.250%, 02/15/20(A)	900	796
7.375%, 04/15/22(A)	1,100	1,051
Sirius XM Holdings
4.625%, 05/15/23(A)	1,250	1,213
Sirius XM Radio
6.000%, 07/15/24(A)	975	1,008
5.375%, 04/15/25(A)	1,150	1,145
5.375%, 07/15/26(A)	575	569
Townsquare Media
6.500%, 04/01/23(A)	1,200	1,186

Total Radio		7,885

Real Estate [0.2%]
BR Malls International Finance
8.500%, 01/29/49	3,555	3,484

Description	Face Amount (000)	Value (000)

Real Estate Investment Trusts [0.0%]
RHP Hotel Properties
5.000%, 04/15/23	$150	$149

Real Estate Oper/Develop [0.8%]
BR Properties
9.000%, 10/29/49	2,000	1,770
China SCE Property Holdings
10.000%, 07/02/20	1,085	1,199
IRSA Propiedades
8.750%, 03/23/23	3,100	3,298
Kaisa Group Holdings
10.250%, 01/08/20(E) (F)	2,395	1,868
8.875%, 03/19/18(E) (F)	3,137	2,455
Vingroup JSC
11.625%, 05/07/18	2,000	2,140
VLL International, MTN
7.375%, 06/18/22	3,000	3,082

Total Real Estate Oper/Develop		15,812

Regional Banks-Non US [0.1%]
Emirates NBD 2014 Tier 1
6.375%, 12/17/49(C)	1,500	1,536

Research and Development [0.2%]
Jaguar Holding II
6.375%, 08/01/23(A)	3,150	3,221

Resorts/Theme Parks [0.0%]
Six Flags Entertainment
5.250%, 01/15/21(A)	575	593

Retail [1.3%]
Albertsons
6.625%, 06/15/24(A)	750	774
AmeriGas Finance
7.000%, 05/20/22	675	713
BKW
6.000%, 04/01/22(A)	2,275	2,359
Burger King
4.625%, 01/15/22(A)	450	453
Ferrellgas
6.750%, 01/15/22	1,175	1,069
6.750%, 06/15/23(A)	850	746
6.500%, 05/01/21	675	619
Grupo Famsa
7.250%, 06/01/20	3,000	2,190
Hillman Group
6.375%, 07/15/22(A)	1,950	1,736
Iceland Bondco
4.838%, 07/15/20(C)	1,000	1,173
JC Penney
5.875%, 07/01/23(A)	425	428
Jo-Ann Stores Holdings
9.750%, 10/15/19(A) (B)	225	197
KFC Holding
5.250%, 06/01/26(A)	625	641
5.000%, 06/01/24(A)	325	331
L Brands
5.625%, 10/15/23	700	754

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Michaels Stores
5.875%, 12/15/20(A)	$1,500	$1,552
Neiman Marcus Group
8.750%, 10/15/21(A) (B)	900	684
New Look Secured Issuer
4.500%, 07/01/22(C)	2,000	2,081
NPC International
10.500%, 01/15/20	850	895
Party City Holdings
6.125%, 08/15/23(A)	1,225	1,268
Rite Aid
6.125%, 04/01/23(A)	1,050	1,121
Sally Holdings
5.625%, 12/01/25	175	183
Stonegate Pub Financing
5.338%, 04/15/19(C)	1,000	1,318
Vista Outdoor
5.875%, 10/01/23(A)	525	546
Yum! Brands
3.875%, 11/01/23	775	731

Total Retail		24,562

Rubber & Plastic [0.1%]
Goodyear Tire & Rubber
5.125%, 11/15/23	525	542
5.000%, 05/31/26	875	891

Total Rubber & Plastic		1,433

Rubber/Plastic Products [0.1%]
Gates Global
6.000%, 07/15/22(A)	2,075	1,816

Semi-Conductors [0.4%]
Advanced Micro Devices
7.000%, 07/01/24	600	507
Entegris
6.000%, 04/01/22(A)	1,300	1,331
Micron Technology
5.500%, 02/01/25	375	319
5.250%, 08/01/23(A)	575	490
5.250%, 01/15/24(A)	400	339
Microsemi
9.125%, 04/15/23(A)	700	770
Qorvo
7.000%, 12/01/25(A)	875	923
Sensata Technologies BV
5.625%, 11/01/24(A)	425	441
5.000%, 10/01/25(A)	650	653
Sensata Technologies UK Financing
6.250%, 02/15/26(A)	225	233
STATS ChipPAC
8.500%, 11/24/20	1,745	1,806

Total Semi-Conductors		7,812

Sovereign Agency [0.1%]
African Export-Import Bank, MTN
5.750%, 07/27/16	1,000	1,001

Description	Face Amount (000)	Value (000)

KazAgro National Management Holding JSC, MTN
4.625%, 05/24/23	$500	$457
3.255%, 05/22/19	500	531

Total Sovereign Agency		1,989

Steel & Steel Works [0.5%]
ArcelorMittal
6.125%, 06/01/25	1,675	1,667
Ferrexpo Finance
10.375%, 04/07/19	2,383	1,978
Metinvest BV, MTN
10.500%, 11/28/17(E) (F)	2,259	1,446
8.750%, 02/14/18(E) (F)	4,434	2,839
Steel Dynamics
6.375%, 08/15/22	300	315
5.500%, 10/01/24	900	920
5.250%, 04/15/23	125	128
5.125%, 10/01/21	225	230

Total Steel & Steel Works		9,523

Sugar [0.2%]
Cosan Luxembourg
7.000%, 01/20/27	3,000	2,980

Telecommunication Equip [0.1%]
CommScope
5.500%, 06/15/24(A)	525	533
CommScope Technologies Finance
6.000%, 06/15/25(A)	950	974

Total Telecommunication Equip		1,507

Telephones & Telecommunications [5.6%]
Altice
7.750%, 05/15/22(A)	2,100	2,121
7.625%, 02/15/25(A)	725	708
Altice Financing
6.625%, 02/15/23(A)	150	147
Altice US Finance I
5.375%, 07/15/23(A)	575	571
Altice US Finance II
7.750%, 07/15/25(A)	1,000	1,042
Banglalink Digital Communications
8.625%, 05/06/19	6,085	6,389
Colombia Telecomunicaciones ESP
8.500%, 12/29/49(C)	3,500	3,080
Comcel Trust
6.875%, 02/06/24	5,405	5,270
Digicel
7.000%, 02/15/20(A)	325	301
6.000%, 04/15/21	9,560	8,195
6.000%, 04/15/21(A)	175	150

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Digicel Group
8.250%, 09/30/20	$18,235	$15,300
8.250%, 09/30/20(A)	1,375	1,148
7.125%, 04/01/22	4,580	3,406
eircom Finance DAC
4.500%, 05/31/22	500	547
GTH Finance BV
7.250%, 04/26/23	1,000	1,040
7.250%, 04/26/23(A)	4,330	4,525
Intelsat Jackson Holdings
8.000%, 02/15/24(A)	800	788
7.500%, 04/01/21	350	242
6.625%, 12/15/22	1,600	1,080
5.500%, 08/01/23	1,900	1,207
Intelsat Luxembourg
8.125%, 06/01/23	600	149
7.750%, 06/01/21	825	202
Level 3 Communications
5.750%, 12/01/22	750	759
Level 3 Financing
5.375%, 01/15/24	100	100
5.375%, 05/01/25	1,200	1,191
5.250%, 03/15/26(A)	400	392
Matterhorn Telecom
3.750%, 05/01/22(C)	1,500	1,599
MetroPCS Wireless
6.625%, 11/15/20	600	619
Millicom International Cellular
6.625%, 10/15/21	6,280	6,448
6.000%, 03/15/25	3,480	3,393
Neptune Finco
10.875%, 10/15/25(A)	1,575	1,801
10.125%, 01/15/23(A)	825	924
6.625%, 10/15/25(A)	625	656
Sable International Finance
6.875%, 08/01/22	3,915	3,951
Sixsigma Networks Mexico
8.250%, 11/07/21	2,500	2,488
Sprint
7.875%, 09/15/23	3,300	2,698
7.625%, 02/15/25	200	158
7.125%, 06/15/24	500	399
Sprint Capital
6.875%, 11/15/28	1,800	1,413
Sprint Nextel
7.000%, 03/01/20(A)	600	628
6.000%, 11/15/22	1,400	1,102
Syniverse Holdings
9.125%, 01/15/19	1,150	564

Description	Face Amount (000)	Value (000)

T-Mobile USA
6.836%, 04/28/23	$1,500	$1,584
6.731%, 04/28/22	125	131
6.633%, 04/28/21	125	131
6.625%, 04/01/23	1,450	1,536
6.500%, 01/15/24	875	921
6.500%, 01/15/26	700	739
6.375%, 03/01/25	575	601
6.125%, 01/15/22	275	288
6.000%, 04/15/24	550	569
Verisure Holding
6.000%, 11/01/22	500	591
VimpelCom Holdings BV
7.504%, 03/01/22	5,148	5,611
Virgin Media Finance
6.375%, 04/15/23(A)	675	675
Virgin Media Secured Finance
5.250%, 01/15/26(A)	2,250	2,177
Vivacom, MTN
6.625%, 11/15/18	3,573	4,005

Total Telephones & Telecommunications		108,450

Textile-Home Furnishings [0.0%]
Springs Industries
6.250%, 06/01/21	850	858

Textile-Products [0.3%]
Golden Legacy Pte
8.250%, 06/07/21	3,500	3,566
8.250%, 06/07/21(A) (D)	2,310	2,366

Total Textile-Products		5,932

Transactional Software [0.1%]
Solera
10.500%, 03/01/24(A)	1,475	1,550

Transportation Services [1.7%]
Air Medical Merger Sub
6.375%, 05/15/23(A)	1,375	1,306
DME Airport
6.000%, 11/26/18	3,000	3,012
DTEK Finance
10.375%, 03/28/18(E) (F)	3,596	2,140
7.875%, 04/04/18(E) (F)	12,793	7,614
Dubai Holding Commercial Operations, MTN
6.000%, 02/01/17	1,050	1,417
Favor Sea
11.750%, 02/04/19	2,010	1,518
Grupo KUO De
6.250%, 12/04/22	2,322	2,336
InRetail Shopping Malls
6.500%, 07/09/21	750	780
Nielsen Luxembourg SaRL
5.500%, 10/01/21(A)	250	258
Noble Group
6.000%, 06/24/49(C)	3,988	2,273

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Sabre GLBL
5.375%, 04/15/23(A)	$900	$920
5.250%, 11/15/23(A)	125	127
SCF Capital
5.375%, 06/16/23	1,000	1,005
Silk Bidco
7.500%, 02/01/22	100	112
Topaz Marine
8.625%, 11/01/18	1,310	1,234
Travelex Financing
6.592%, 08/01/18(C)	1,000	1,325
Ukraine Railways via Shortline
9.875%, 09/15/21	6,200	5,727

Total Transportation Services		33,104

Utility [0.1%]
Suburban Propane Partners
7.375%, 08/01/21	275	286
5.750%, 03/01/25	850	835
5.500%, 06/01/24	1,300	1,278

Total Utility		2,399

Total Corporate Bonds
(Cost $1,015,837)		985,442

Loan Participations [27.9%]
Aerospace [0.8%]
Air Canada, Term Loan
4.000%, 09/26/19	1,405	1,402
AM General Corporation, Term Loan B - 2013
10.250%, 03/22/18(D)	335	312
American Airlines, Inc., 2015 Term Loan (New), 1st Lien
3.250%, 06/27/20	1,225	1,207
American Airlines, Inc., Cl B Term Loan, 1st Lien
3.500%, 04/28/23	1,050	1,037
AWAS, Term Loan
4.000%, 06/18/18	1,382	1,381
Computer Sciences Government Services Inc., Term Loan B
3.750%, 10/06/22	828	826
DAE Aviation Holdings, Inc., Initial Term Loan, 1st Lien
5.250%, 07/07/22	149	148
Engility Corporation (fka TASC, Inc.), First Lien Term Loan, 1st Lien
7.000%, 05/22/20	811	810
Tasc Inc - Engility, Second Lien
12.000%, 05/23/21	825	824
Transdigm Inc., Delayed Draw Tranche F Term Loan,
3.750%, 06/07/23	197	193
Transdigm Inc., Initial Tranche F Term Loan,
3.750%, 06/07/23	218	215

Description	Face Amount (000)	Value (000)

Transdigm Inc., Tranche D Term Loan, 1st Lien
3.750%, 06/04/21	$1,751	$1,728
Transdigm Inc., Tranche E Term Loan, 1st Lien
3.750%, 05/16/22	1,434	1,410
Transdigm Inc., Tranche F Term Loan, 1st Lien
3.750%, 06/09/23	1,349	1,327
US Airways, Inc., Tranche B-1 Term Loan (Consenting), 1st Lien
3.500%, 05/23/19	1,120	1,115
WP CPP Holdings, LLC, Term B-3 Loan,
4.500%, 12/28/19	1,067	1,028
WP CPP Holdings, Second Lien
8.750%, 04/30/21	22	20

Total Aerospace		14,983

Automotive [0.2%]
Car Trawler, Term Loan
4.250%, 04/30/21(H)	2,752	2,962
Oasis Holdings
1.638%, 11/19/20(D)	4,580	1,603

Total Automotive		4,565

Broadcasting [0.6%]
Cumulus Media Holdings Inc., Term Loan, 1st Lien
4.250%, 12/23/20	508	355
Gray Television, Inc., Term Loan B, 1st Lien
3.940%, 06/13/21	2,524	2,524
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Tranche D Term Loan, 1st Lien
7.210%, 01/30/19	1,593	1,159
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), Tranche E Term Loan, 1st Lien
7.960%, 07/30/19	2,313	1,683
MGOC, Inc. (fka Media General, Inc.), Term B Loan, 1st Lien
4.000%, 07/31/20	568	568
Tribune Media Company (fka Tribune Company), Term B Loan, 1st Lien
3.750%, 12/27/20	1,791	1,784
Univision Communications Inc., 2013 Incremental Term Loan, 1st Lien
4.000%, 03/01/20(C)	1,312	1,302

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Univision Communications Inc., Replacement First-Lien Term Loan, 1st Lien
4.000%, 03/01/20	$1,755	$1,743

Total Broadcasting		11,118

Cable/Wireless Video [1.7%]
Altice Financing
4.500%, 07/15/22	1,990	2,211
Charter Communications Operating, LLC (aka CCO Safari LLC), Term E Loan, 1st Lien
3.000%, 07/01/20	1,886	1,871
Charter Communications Operating, LLC (aka CCO Safari LLC), Term H Loan (2016), 1st Lien
3.250%, 08/24/21	738	736
Charter Communications Operating, LLC (aka CCO Safari LLC), Term I Loan (2016), 1st Lien
3.500%, 01/24/23	1,686	1,686
CSC Holdings, LLC (fka CSC Holdings, Inc.), Initial Term Loan, 1st Lien
5.000%, 10/09/22	1,120	1,120
Liberty Cablevision of Puerto Rico LLC (fka San Juan Cable, LLC), Initial Loan, 2nd Lien
7.750%, 07/07/23	215	203
Liberty Cablevision of Puerto Rico, First Lien Term Loan
4.500%, 12/24/21	2,190	2,135
M7 Group
4.250%, 06/17/21	977	1,070
MCC Iowa LLC, Tranche H Term Loan, 1st Lien
3.250%, 01/29/21	1,270	1,263
Quebecor Media Inc., Facility B-1 Tranche, 1st Lien
3.250%, 08/17/20	2,278	2,238
Serbia Broadband (Telemach), Term Loan
8.278%, 06/19/19	3,135	3,606
Tele Columbus AG, Facility C, 1st Lien
4.500%, 01/04/21	1,000	1,097
Tele Columbus AG, Incremental Facility, 1st Lien
4.500%, 01/04/21	1,000	1,096
UPC Financing Partnership, Facility AH, 1st Lien
3.340%, 06/30/21	860	838
Virgin Media Investment Holdings Limited, F Facility, 1st Lien
3.650%, 06/30/23	2,835	2,763

Description	Face Amount (000)	Value (000)

WideOpenWest Finance, LLC, New Term B Loan, 1st Lien
4.500%, 04/01/19	$2,166	$2,158
Ziggo B.V., US$ B1 Facility, 1st Lien
3.650%, 01/15/22	2,525	2,462
Ziggo B.V., US$ B2 Facility, 1st Lien
3.600%, 01/15/22	1,627	1,587
Ziggo B.V., US$ B3 Facility, 1st Lien
3.600%, 01/15/22	2,677	2,610

Total Cable/Wireless Video		32,750

Chemicals [1.7%]
Allnex, Term Loan B-1
0.000%, 06/02/23(H)	1,500	1,665
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 1st Lien
3.750%, 02/01/20	748	747
Chemours Company, The, Tranche B Term Loan, 1st Lien
3.750%, 05/12/22	600	578
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
4.500%, 09/07/21	2,529	2,487
Constantia Flexibles Cov-Lite, 1st Lien
4.750%, 04/30/22	827	822
4.750%, 04/30/22	161	160
Emerald Performance Materials, LLC, Initial Term Loan, 2nd Lien
7.750%, 08/01/22(H)	480	468
Flint Group SA, Term Loan C
4.750%, 09/03/21	418	411
GCP Applied Technologies Inc., Term Loan, 1st Lien
5.250%, 02/03/22	254	255
Gemini HDPE LLC, Advance, 1st Lien
4.750%, 08/06/21	1,461	1,443
Huntsman International LLC, Term Loan
4.250%, 03/31/23	1,177	1,176
Ineos Finance PLC, 2020 Euro Term Loan, 1st Lien
4.000%, 12/15/20	987	1,063
Ineos Group Holdings PLC, Term Loan - 2022
4.250%, 03/31/22	267	261
Ineos Group Holdings PLC, Tranche 1 Extended Dollar Term Loans
2.939%, 12/31/16	992	989

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Ineos US Finance LLC, 2020 Dollar Term Loan,
3.750%, 12/15/20	$3,206	$3,123
Ineos US Finance LLC, Cash Dollar Term Loan, 1st Lien
3.750%, 05/04/18	1,201	1,195
Klockner Pentaplast
5.000%, 04/28/20	927	1,029
5.000%, 04/22/20	1,050	1,165
Kraton Polymers LLC, Initial Term Loan, 1st Lien
6.000%, 01/06/22	1,315	1,294
MacDermid European Holdings B.V. (MacDermid Funding LLC), Euro Tranche C-2 Term Loan,
5.500%, 06/05/20	995	1,092
MacDermid, Incorporated (Platform Specialty Products Corporation), Tranche B-3 Term Loan,
5.500%, 06/07/20	637	627
MacDermid, Incorporated, Tranche B Term Loan, 1st Lien
5.500%, 06/07/20	341	336
Minerals Technologies Inc., Term B-1 Loan, 1st Lien
3.750%, 05/10/21	2,815	2,808
Minerals Technologies Inc., Term B-2 Loan, 1st Lien
4.750%, 05/07/21	2,645	2,645
NuSil, Term Loan
6.000%, 04/07/17	340	340
Perstorp Holding AB, Facility A (Mezzanine), 3rd Lien
14.000%, 12/27/17	2,316	2,338
Polyone Corporation, Term Loan B-1
0.000%, 11/11/22	219	219
PQ Corporation, Tranche B-1 Term Loan, 1st Lien
5.750%, 11/04/22	150	150
Styrolution, Term Loan B-1
6.500%, 11/07/19	2,482	2,479
Univar USA Inc., Initial Dollar Term Loan,
4.250%, 07/01/22	488	480

Total Chemicals		33,845

Consumer Durables [0.0%]
WKI Holdings Co Inc., Term Loan B
0.000%, 06/22/23(H)	225	214

Consumer Non-Durables [0.3%]
Coty Inc., Term B USD Loan, 1st Lien
3.750%, 10/27/22	50	50

Description	Face Amount (000)	Value (000)

Eastman Kodak Company, Term Loan, 1st Lien
7.250%, 09/03/19	$275	$266
Galleria Co., Term B Loan, 1st Lien
3.750%, 01/26/23	525	524
NBTY, Inc., Dollar Term B Loan, 1st Lien
5.000%, 05/05/23	715	709
Party City Holdings Inc. (Party City Corporation), Term Loan, 1st Lien
4.250%, 08/19/22	362	359
PHS, Lien 1
5.529%, 04/17/20	1,197	1,586
Spectrum Brands, Inc., USD Term Loan, 1st Lien
3.500%, 06/23/22	31	31
Varsity Brands Holding Co. (fka Hercules Achievement, Inc.), Initial Term Loan, 1st Lien
5.000%, 12/10/21	1,600	1,592

Total Consumer Non-Durables		5,117

Diversified Media [1.1%]
Affinion Group, Inc., Tranche B Term Loan, 1st Lien
6.750%, 04/30/18	502	455
ALM Media, LLC, Term Loan B
5.500%, 07/29/20(D)	212	202
Bureau Van Dijk
5.216%, 09/17/21	867	1,152
Cengage Learning, Inc., 2016 Refinancing Term Loan,
5.250%, 05/27/23	570	563
Deluxe Entertainment Services Group Inc., Initial Term Loan, 1st Lien
6.500%, 02/28/20	538	523
Emerald Expositions Holding, Inc., Initial Term Loan, 1st Lien
4.750%, 06/17/20	249	248
Harland Clarke Holdings Corp. (fka Clarke American Corp.), Tranche B-3 Term Loan, 1st Lien
7.000%, 05/22/18(H)	3,453	3,350
Harland Clarke Holdings Corp. (fka Clarke American Corp.), Tranche B-4 Term Loan, 1st Lien
6.990%, 08/04/19	3,619	3,438
Harland Clarke Holdings Corp. (fka Clarke American Corp.), Tranche B-5 Term Loan, 1st Lien
7.000%, 12/31/19	3,010	2,912

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Learfield Communications, 2014 Replacement Term Loan
4.500%, 10/09/20	$166	$165
Lions Gate Entertainment Corp., Loan, 2nd Lien
5.000%, 03/17/22	1,215	1,227
Live Nation, Term Loan B
3.500%, 08/17/20	416	415
McGraw-Hill Global Education Holdings, LLC, Term B Loan,
5.000%, 05/02/22	856	853
MediArena Acquisition B.V. (fka AP NMT Acquisition B.V.), Dollar Term B Loan, 1st Lien
6.750%, 08/13/21	502	410
Merrill Communications LLC, Term Loan - 2022
6.250%, 05/27/22	476	430
Quincy Newspapers, Term Loan B
5.500%, 10/19/22	383	384
Rovi Solutions Corporation / Rovi Guides, Inc., Term B Loan, 1st Lien
3.750%, 07/02/21	408	400
William Morris Endeavor Entertainment , LLC (IMG Worldwide Holdings, LLC), Term Loan, 1st Lien
5.250%, 05/06/21	2,440	2,424
William Morris Endeavor Entertainment , LLC (IMG Worldwide Holdings, LLC), Term Loan, 2nd Lien
8.250%, 05/06/22(H)	590	572
WMG Acquisition Corp., Tranche B Refinancing Term Loan, 1st Lien
3.750%, 07/01/20	271	268

Total Diversified Media		20,391

Energy [0.9%]
Alon USA Inc, MLP Term Loan
9.250%, 11/26/18	546	540
Azure Midstream Energy LLC, Term Loan, 1st Lien
7.500%, 11/15/18	156	101
Chief Exploration & Development LLC, Term Loan, 2nd Lien
7.500%, 05/16/21	130	117
CITGO Holding, Inc., Term Loan, 1st Lien
9.500%, 05/12/18	2,048	2,061
Drillships Financing Holding Inc., Tranche B-1 Term Loan, 1st Lien
6.000%, 03/31/21	209	81

Description	Face Amount (000)	Value (000)

EMG Utica, LLC, Loan, 1st Lien
4.750%, 03/27/20	$601	$568
Energy Transfer Equity, L.P., Loan (2013), 1st Lien
3.250%, 12/02/19	4,555	4,386
Euro Garage Limited, Term Loan
6.091%, 01/27/23	2,000	2,623
FTS International, Inc. (fka Frac Tech International, LLC), Initial Term Loan, 1st Lien
5.750%, 04/16/21(D)	641	250
Harvey Gulf Int'l Marine, Term Loan B
6.750%, 06/18/20	307	180
KCA Deutag US Finance LLC (KCA Deutag GMBH), Original Term Loan, 1st Lien
6.250%, 05/18/20	260	200
Motor Fuel
6.000%, 08/05/22	2,000	2,616
New World Resources
13.000%, 10/07/16(D)	194	215
Osum Production Corp., Term Loan, 1st Lien
6.500%, 07/31/20	1,129	643
Philadelphia Energy Solutions Refining and Marketing LLC, Initial Term Loan, 1st Lien
6.250%, 04/04/18	354	328
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 1st Lien
4.000%, 02/21/21	2	1
Sheridan Investment Partners II, L.P., Senior Secured Term Loan, 1st Lien
4.250%, 12/16/20(D)	150	92
Sheridan Production Partners II-A, L.P., Senior Secured Term Loan, 1st Lien
4.250%, 12/16/20(D)	21	13
Sheridan Production Partners ll-M, L.P., Senior Secured Term Loan, 1st Lien
4.250%, 12/16/20(D)	8	5
Stonewall Gas Gathering LLC, Loan, 1st Lien
8.750%, 01/28/22	394	400
Templar Energy LLC, New Term Loan, 2nd Lien
8.500%, 11/25/20(D)	4,345	1,086
Vantage Drilling Co (Offshore), Term Loan
5.000%, 10/25/17	507	81
Vantage Drilling Co (Offshore), Term Loan B (2013)
5.750%, 03/28/19	266	44
Western Refining, Term Loan B
4.250%, 11/12/20	353	340

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Western Refining, Term Loan B-2
0.292%, 05/26/23	$1,330	$1,294

Total Energy		18,265

Financial [1.7%]
Aretec Group, Inc. (fka RCS Capital Corporation), Term Loan Retired 05/23/16, 1st Lien
7.500%, 04/29/19	484	346
Aruba Investments, 1st Lien
4.250%, 02/02/22	990	1,093
Dubai World
4.750%, 09/30/22(D)	18,181	14,727
2.000%, 09/30/18	6,856	5,506
Foncia Groupe, Term Loan D
4.250%, 03/24/21	1,000	1,104
4.250%, 06/01/18	2,000	2,201
Grosvenor Capital Mngt Hlgs LLP, Cov-Lite Term Loan
3.750%, 01/04/21	223	220
Ineos U.S. Finance LLC, 1st Lien
4.250%, 03/11/22	987	1,065
iStar Inc., Loan, 1st Lien
5.500%, 07/01/20	2,075	2,072
Optimal Payments Ltd.
4.000%, 01/22/21	2,000	2,191
Starwood Property Trust, Inc., Term Loan
3.500%, 04/17/20	308	304
USI, Inc. (fka Compass Investors Inc.), Initial Term Loan, 1st Lien
4.250%, 12/27/19	269	265
Victory Capital Management, Term Loan B
7.000%, 10/31/21(D)(H)	320	312
Vistra Group, Ltd.
4.751%, 07/21/22	993	1,101
Walter Investment Management Corp., Tranche B Term Loan, 1st Lien
4.750%, 12/18/20	815	649

Total Financial		33,156

Food and Drug [0.4%]
Albertson's LLC, 2016-1 Term B-4 Loan, 1st Lien
4.500%, 08/25/21	1,000	998
Albertson's LLC, Term B-6 Loan, 1st Lien
4.750%, 06/22/23	3,000	2,992
Rite Aid Corporation, Second Lien - Tranche 2 Term Loans
4.875%, 06/21/21	440	439

Description	Face Amount (000)	Value (000)

Rite Aid Corporation, Tranche 1 Term Loan, 2nd Lien
5.750%, 08/21/20	$1,085	$1,084
Solina Group
4.750%, 12/16/22	2,000	2,214

Total Food and Drug		7,727

Food/Tobacco [0.8%]
1011778 B.C. Unlimited Liability Company (New Red Finance, Inc.) (aka Burger King/Tim Horton's), Term B-2 Loan, 1st Lien
3.750%, 12/10/21	3,595	3,588
AdvancePierre Foods, Inc., Effective Date Loan, 1st Lien
4.750%, 06/02/23	330	329
Agrokor
9.500%, 06/04/18	3,500	3,682
Deoleo, S.A. (Deoleo USA, Inc), Initial Term Loan,
4.500%, 06/02/21	3,000	2,619
JBS USA, LLC, 2015 Incremental Term Loan,
4.000%, 10/30/22	389	388
JBS USA, LLC, Incremental Term Loan, 1st Lien
3.750%, 09/18/20	288	287
Keurig, Term Loan
5.000%, 02/09/23	2,000	2,223
Landry's Inc. (fka Landry's Restaurants, Inc.), B Term Loan, 1st Lien
4.000%, 04/24/18	530	529
United Biscuits
4.837%, 12/10/21	1,000	1,322
US Foods Inc., Term Loan B
4.000%, 06/15/23	1,420	1,413

Total Food/Tobacco		16,380

Forest Prod/Containers [0.5%]
Ardagh Holdings USA Inc. (Ardagh Packaging Finance S.A.), New Term Loan, 1st Lien
4.000%, 12/17/19	930	928
Berry Plastics Corporation, Term D Loan, 1st Lien
3.500%, 02/08/20	2,707	2,686
Berry Plastics Corporation, Term H Loan, 1st Lien
3.750%, 10/01/22	640	635
Caraustar Industries, Inc., Term Loan, 1st Lien
8.000%, 05/01/19	354	352

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Mauser Holding S.À.R.L. (fka CD&R Millennium Holdco 6 S.À R.L.), Initial Term Loan, 2nd Lien
8.750%, 07/31/22	$150	$138
Oak Tea Inc.
4.250%, 07/02/21	899	998
Owens Illinois, Inc., Term Loan B Facility, 1st Lien
3.500%, 09/01/22	207	207
Reynolds Group Holdings Inc., Incremental U.S. Term Loan, 1st Lien
4.500%, 12/01/18	451	450
SIG Combibloc Holdings S.C.A. (fka Onex Wizard Acquisition Company II S.C.A.), Initial Dollar Term Loan, 1st Lien
4.250%, 03/11/22	212	210
Signode Industrial Group Lux S.A. (Signode Industrial Group US Inc.), Initial Term B Loan, Other
3.750%, 05/01/21	1,298	1,284
Verallia, Lien 1
5.000%, 07/22/22	2,000	2,210

Total Forest Prod/Containers		10,098

Gaming/Leisure [1.9%]
Amaya Holdings B.V., Initial Term B Loan, 1st Lien
5.000%, 08/01/21	1,401	1,355
Belmond Interfin Ltd., Term Loan
4.000%, 03/19/21	391	385
Boyd Gaming Corporation, Term B Loan, 1st Lien
4.000%, 08/14/20	165	165
Caesars Entertainment Operating Company, Inc. (fka Harrah's Operating Company, Inc.), Term B-6 Loan, 1st Lien
1.500%, 03/01/17(C) (E) (F)	2,972	2,967
Caesars Entertainment Resort Properties, LLC, Term B Loan, 1st Lien
7.000%, 10/11/20	1,387	1,324
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, 1st Lien
4.500%, 08/06/21	1,578	1,576
Cyan Blue Holdco 2 Limited, Initial Term Loan, 1st Lien
6.250%, 02/25/22	1,000	1,316
Diamond Resorts Corporation, 2015 Incremental Term Loan,
5.500%, 05/09/21	280	279

Description	Face Amount (000)	Value (000)

Diamond Resorts Corporation, Term Loan, 1st Lien
5.500%, 05/09/21	$1,398	$1,396
Four Seasons Holdings Inc., Second Lien
6.250%, 12/27/20	195	194
Four Seasons Holdings Inc., Term Loan (12/13)
3.500%, 06/27/20	913	905
Gala Group Finance Ltd., First Lien
5.013%, 05/25/18	2,410	3,177
Global Cash Access, Inc., Term B Loan, 1st Lien
6.250%, 12/18/20	383	352
Hilton Worldwide Finance LLC, Initial Term Loan, 1st Lien
3.500%, 10/26/20(C)	9,551	9,551
La Quinta Intermediate Holdings L.L.C., Initial Term Loan, 1st Lien
3.750%, 04/14/21	546	533
Life Time Fitness, Inc., Closing Date Term Loan, 1st Lien
4.250%, 06/10/22	407	397
MGM Growth Properties Operating Partnership LP, Term B Loan, 1st Lien
4.000%, 04/25/23	1,291	1,293
MGM Resorts, Term Loan A
0.623%, 04/07/21	915	901
Mohegan Tribal Gaming Authority, Term B Loan, 1st Lien
5.500%, 06/15/18	1,610	1,597
Nordic Cinema
4.000%, 06/10/22	2,000	2,195
Park Resorts Group Limited
5.762%, 10/07/22	1,000	1,322
Playa Resorts Holding B.V., Initial Term Loan, 1st Lien
4.000%, 08/09/19	344	343
Scientific Games International, Inc., Initial Term Loan, 1st Lien
6.000%, 10/18/20	29	29
6.000%, 10/18/20	690	681
6.000%, 10/18/20	173	171
Station Casinos LLC, Term B Facility Loan, 1st Lien
3.750%, 06/08/23	290	288
Tipico, Term Loan
0.000%, 04/27/22(H)	1,500	1,665
Wynn America, Tranche A Term Loans
0.000%, 11/19/20	380	362

Total Gaming/Leisure		36,719

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Healthcare [2.9%]
Albany Molecular Research, Inc., Term Loan, 1st Lien
5.750%, 07/16/21	$455	$449
Alere Inc., Term Loan A
3.200%, 06/11/20	350	344
Apollo 5 GmbH, Facility B (Dragenopharm), 1st Lien
5.000%, 09/29/20	2,000	2,134
Ardent Legacy Acquisitions, Inc.(Ardent Mergeco, L.L.C.), Term Loan, 1st Lien
6.500%, 08/04/21	254	253
CDRH Parent, Inc. (Healogics, Inc.), Initial Term Loan, 1st Lien
5.250%, 07/01/21	224	198
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Term B-2 Loan, 1st Lien
3.750%, 11/02/18	357	357
CHG Healthcare Services, Inc. (fka CHG Buyer Corporation), Term Loan, 1st Lien
4.750%, 06/07/23	290	290
CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan,
3.750%, 12/25/19	889	863
CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan,
4.000%, 01/15/21	1,300	1,265
Community Health Systems, Inc., Term Loan A - 2019
2.608%, 01/25/19	3,300	3,226
Community Health Systems, Inc., Term Loan F
3.425%, 01/25/18	2,196	2,174
Concordia Healthcare Corp., Initial Dollar Term Loan,
5.250%, 10/21/21(H)	2,767	2,648
ConvaTec Inc., Dollar Term Loan, 1st Lien
4.250%, 06/15/20	425	423
DPX Holdings B.V. (fka JLL/Delta Dutch Newco B.V.), 2015 Incremental Dollar Term Loan,
4.250%, 03/11/21	600	582
Endo Luxembourg Finance Company I S.à r.l., 2015 Incremental Term B Loan,
3.750%, 09/26/22	1,716	1,686
Explorer Holdings, Inc., Initial Term Loan, 1st Lien
6.000%, 05/02/23	375	375

Description	Face Amount (000)	Value (000)

Genoa-QoL Acquisitions Corp, Second Lien
8.750%, 04/21/23	$55	$54
Gesundheits
4.751%, 07/25/21	1,000	1,104
Gold Merger (ExamWorks), Term Loan
0.000%, 06/17/23	95	95
Greatbatch Ltd., Term B Loan, 1st Lien
5.250%, 10/27/22	1,001	991
Grifols Worldwide Operations Limited, U.S. Tranche B Term Loan, 1st Lien
3.460%, 02/27/21	2,714	2,709
Halyard Health, Inc., Term Loan, 1st Lien
4.000%, 11/01/21	317	316
HCA Inc., Tranche B-4 Term Loan, 1st Lien
3.380%, 05/01/18	2,935	2,935
HCA Inc., Tranche B-6 Term Loan,
3.710%, 03/18/23	1,885	1,890
Iasis Healthcare LLC , Term B-2 Loan, 1st Lien
4.500%, 05/03/18	3,146	3,132
IMS Health Incorporated, Term B Dollar Loan, 1st Lien
3.500%, 03/17/21	548	543
Indivior Finance S.a r.l., Initial Term Loan, 1st Lien
7.000%, 12/19/19	1,484	1,469
InVentiv Health, Inc. (f.k.a. Ventiv Health, Inc.), Term B-4 Loan, 1st Lien
7.750%, 05/15/18	475	474
Jaguar Holding Company I, Initial Term Loan, 1st Lien
4.250%, 08/18/22	260	257
Kindred Healthcare, Inc., New Term Loan, 1st Lien
4.250%, 04/09/21	549	531
Kinetic Concepts, Inc., Dollar Term F Loan, 1st Lien
5.000%, 11/04/20	256	255
Lannett Company, Inc, Term Loan B
0.402%, 11/25/22(H)	568	548
Lannett Company, Inc., Initial Tranche A Term Loan,
5.750%, 11/25/20	365	351
Medimpact Holdings Inc, Term Loan B
5.750%, 09/30/22	546	545
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.000%, 06/07/23	3,980	3,989

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

MultiPlan Inc, Term Loan
3.750%, 03/31/21(C)(H)	$1,946	$1,952
Novacap, Term Loan
5.000%, 04/28/23	1,000	1,107
Prospect Medical Holding, Term Loan B
0.000%, 12/31/49(H)	280	277
Quorum Health, Term Loan B
6.750%, 04/29/22	1,162	1,163
Royalty Pharma (aka RPI), Term Loan B-4
3.500%, 11/09/20	1,978	1,975
Siemens Audiology, Lien 1
4.250%, 01/17/22	988	1,095
Sunrise Medical, Cov-lite Term Loan
5.000%, 07/05/22	303	329
Sunrise Medical, Lien 1 Term Loan B
5.000%, 07/05/22	2,197	2,374
U.S. Renal Care, Inc., Initial Term Loan,
5.250%, 12/01/22	697	695
Valeant Pharmaceuticals International, Inc., Series A-3 Tranche A Term Loan, 1st Lien
3.720%, 10/20/18(H)	952	925
Valeant Pharmaceuticals International, Inc., Series D-2 Tranche B Term Loan, 1st Lien
4.500%, 02/13/19	333	324
Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B Term Loan, 1st Lien
4.750%, 08/05/20	2,236	2,168
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, 1st Lien
5.000%, 04/01/22(H)	1,990	1,935

Total Healthcare		55,774

Housing [0.5%]
American Builders & Contractors Supply Co., Inc., Term B Loan, 1st Lien
3.500%, 04/16/20	650	648
Beazer Homes USA, Term Loan
6.406%, 03/10/18	3,000	2,970
Continental Building Products LLC, 1st Lien Term Loan
4.000%, 08/28/20	235	234
DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Limited), 2015-1 Additional Term Loan,
4.250%, 11/04/21	4,240	4,174

Description	Face Amount (000)	Value (000)

DTZ U.S. Borrower, LLC, Second Lien
9.250%, 11/04/22	$220	$220
Quikrete Holdings, Inc., Initial Loan, 1st Lien
4.000%, 09/28/20	269	269
Realogy Group LLC (fka Realogy Corporation), Initial Term B Loan 2014, 1st Lien
3.750%, 03/05/20	310	309

Total Housing		8,824

Industrials [0.0%]
Delachaux
5.250%, 09/25/21	360	458

Information Technology [2.7%]
Abacus Innovations Corp, Term Loan B
0.000%, 06/09/23(H)	610	609
Aricent Technologies, Term Loan
5.500%, 04/14/21	123	109
Arris Group, Inc., Term Loan A
0.000%, 06/18/20	296	281
Arris Group, Inc., Term Loan B 2015
3.250%, 04/17/20	719	707
Avago Technologies Cayman Holdings Ltd., Term B-1 Dollar Loan, 1st Lien
4.250%, 02/01/23(C)	10,997	11,003
Avaya Inc., Replacement Term B-6 Loan, 1st Lien
6.500%, 03/31/18	908	676
Avaya Inc., Term B-7 Loan, 1st Lien
6.250%, 05/29/20	2,564	1,818
Blackboard Inc., Term B-3 Loan, 1st Lien
4.750%, 10/04/18	1,284	1,205
CompuCom Systems, Inc., Term Loan, 1st Lien
4.250%, 05/09/20	134	89
Cypress Semiconductor Corporation, Term Loan B
0.000%, 06/03/21(H)	225	223
Dell International LLC, Term B-2 Loan, 1st Lien
4.000%, 04/29/20	1,944	1,938
Dell International LLC, Term C Loan, 1st Lien
3.750%, 10/29/18	460	460
Dell, Term Loan B
0.000%, 06/02/23(H)	4,000	3,983
Diebold, Incorporated, Dollar Term B Loan, 1st Lien
5.250%, 11/06/23	800	796

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Infinitas Learning Netherlands, Term Loan
5.500%, 01/27/23	$2,000	$2,206
Infor (US), Inc. (fka Lawson Software Inc.) , Tranche B-5 Term Loan, 1st Lien
3.750%, 06/03/20	334	325
Infor (US), Term Loan B-3
3.750%, 06/03/20	185	180
Internap Network Services, Term Loan
6.000%, 11/26/19	428	402
ION Trading Technologies S.A.R.L., Tranche B-1 Euro Term Loan,
4.500%, 06/10/21	1,640	1,811
iParadigms Holdings LLC, First Lien Term Loan
5.000%, 07/23/21	251	233
IPC Corp., Term B-1 Loan, 1st Lien
5.500%, 08/06/21	277	252
Lanyon Solutions, Inc. (Lanyon, Inc.), Term Loan, 1st Lien
5.500%, 11/13/20(D)	78	77
LGC Science Holdings Limited, Term Loan
4.750%, 01/27/23	1,285	1,424
NXP B.V. (NXP Funding LLC), Tranche B Loan, 1st Lien
3.750%, 12/07/20	2,082	2,085
On Semiconductor Corp, Loan
1.980%, 01/02/18(D)	373	370
ON Semiconductor Corporation, Closing Date Term Loan, 1st Lien
5.250%, 03/31/23	820	822
Presidio, Inc., Term Loan - 2022
5.250%, 02/02/22	1,086	1,065
RAET B.V.
4.250%, 07/01/21	1,500	1,645
Riverbed Technology, Inc., First Amendment Term Loan,
5.000%, 04/24/22	433	432
SCS Holdings I Inc. (Sirius Computer Solutions, Inc.), Initial Term Loan,
6.000%, 10/14/22	371	369
SolarWinds Holdings, Inc., Initial US Term Loan,
6.500%, 02/01/23	430	427
Solera, LLC (Solera Finance, Inc.), Dollar Term Loan, 1st Lien
5.750%, 03/03/23	1,511	1,509
Solera, LLC (Solera Finance, Inc.), Euro Term Loan, 1st Lien
5.750%, 03/03/23	1,995	2,210

Description	Face Amount (000)	Value (000)

Southern Graphic Systems, New Term Loan, 1st Lien
4.250%, 10/17/19	$204	$202
SS&C European Holdings, S.a.r.l, Term B-2 Loan, 1st Lien
4.000%, 07/08/22	251	250
SS&C Technologies, Inc., Term B-1 Loan, 1st Lien
4.000%, 07/08/22	1,892	1,890
Technicolor, Term Loan
5.500%, 07/11/20	3,610	3,560
TTM Technologies, Term Loan
6.000%, 05/07/21	638	632
VF Holding Corp., Initial Term Loan,
4.750%, 06/17/23(H)	1,600	1,592
Webhelp, Term Loan
5.500%, 01/27/23	1,000	1,103
Western Digital Corporation, Term Loan A
1.334%, 04/29/21	655	624
Western Digital Corporation, U.S. Term B Loan, 1st Lien
6.250%, 04/29/23	1,090	1,093

Total Information Technology		52,687

Manufacturing [0.5%]
Dynacast International LLC, Term B-1 Loan, 1st Lien
4.500%, 01/28/22(H)	416	414
Keurig Green Mountain, Inc., Term B USD Loan, 1st Lien
5.250%, 03/03/23	6,627	6,627
LTI Boyd Corporation, Second Lien
10.250%, 04/17/23	335	298
Manitowoc Foodservice, Inc., Term B Loan, 1st Lien
5.750%, 03/03/23	955	960
Mirror Bidco Corp., New Incremental Term Loan, 1st Lien
4.250%, 12/28/19	290	289
Otter Products, LLC (OtterBox Holdings, Inc.), Term B Loan, 1st Lien
5.750%, 06/03/20(D)	321	273
Ravago Holdings America, Inc., Term Loan B (2016)
0.000%, 06/30/23	450	448

Total Manufacturing		9,309

Metals/Minerals [0.7%]
Atkore International, Inc., Initial Term Loan, 1st Lien
4.500%, 04/09/21	1,243	1,230
Atkore International, Inc., Initial Term Loan, 2nd Lien
7.750%, 10/09/21	300	297

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Atlas America Finance, Inc., Term Loan, 1st Lien
5.580%, 05/06/21(D)	$59	$18
Fairmount Minerals, Ltd., 2016 Extended Term Loan
3.409%, 07/15/18(H)	585	505
Fairmount Minerals, Ltd., Term Loan B-1
6.908%, 03/15/17	100	92
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.), Loan, 1st Lien
4.250%, 06/30/19(C)(H)	6,513	6,220
Freeport-McMoran C & G, Term Loan A
1.650%, 05/31/18(H)	1,531	1,481
Freeport-McMoran C & G, Term Loan A - 2020
0.965%, 02/28/20	813	776
Global Brass and Copper, Inc., Term Loan B
0.000%, 06/16/23(H)	340	339
Novelis Inc., Initial Term Loan, 1st Lien
4.000%, 06/02/22	1,753	1,734
Zekelman Industries (fka JMC Steel), Term Loan B
0.199%, 06/07/21	530	529

Total Metals/Minerals		13,221

Publishing [0.1%]
Springer Science and Business Media, Term Loan
0.000%, 06/15/20(H)	2,000	2,208

Restaurants [0.0%]
KFC Holding Co., Term B Loan, 1st Lien
3.190%, 06/16/23	305	305

Retail [2.0%]
Abercrombie & Fitch Management Co., Term Loan B
4.750%, 07/30/21	1,168	1,150
AS Adventure
5.883%, 04/12/22	1,000	1,278
AS Adventure, Term Loan B
5.000%, 04/01/22	2,000	2,086
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.250%, 08/21/22(H)	610	580
Capital Automotive L.P., Term Loan, 2nd Lien
6.000%, 04/30/20	2,205	2,205

Description	Face Amount (000)	Value (000)

Capital Automotive LP, Term Loan - 2013
4.000%, 04/10/19	$1,476	$1,476
CWGS Group, LLC, Term Loan, 1st Lien
5.750%, 02/20/20	1,622	1,607
Dollar Tree, Inc., Term B-1 Loan, 1st Lien
3.500%, 07/06/22	1,886	1,883
Dollar Tree, Inc., Term B-2 Loan, 1st Lien
4.250%, 07/06/22(H)	2,505	2,504
Dunmen Orange
5.000%, 12/02/22	3,000	3,300
Hudson's Bay Company, Initial Term Loan, 1st Lien
4.750%, 09/30/22	6,326	6,318
J. Crew Group, Inc., Initial Loan, 1st Lien
4.000%, 03/05/21	972	662
J.C. Penney Corporation, Inc., Loan (2016), 1st Lien
5.250%, 06/23/23	3,455	3,427
J.C. Penney Corporation, Inc., Loan Retired 06/23/2016, 1st Lien
6.000%, 05/22/18(H)	1,000	994
Kate Spade & Company, Initial Term Loan, 1st Lien
4.000%, 04/09/21	266	263
Mattress Holding Corp., 2016 Incremental Loan,
6.250%, 10/20/21	421	410
Men's Wearhouse, Inc., The, Tranche B Term Loan, 1st Lien
4.500%, 06/18/21(H)	414	397
Men's Wearhouse, Inc., The, Tranche B-1 Term Loan, 1st Lien
5.000%, 06/18/21	190	176
Michaels Stores, Inc., Term B Loan, 1st Lien
3.750%, 01/28/20(C)	349	348
Neiman Marcus Group Inc., The, Other Term Loan, 1st Lien
4.250%, 10/25/20	481	431
Petco Animal Supplies, Inc., Tranche B-1 Term Loan, 1st Lien
5.000%, 01/26/23	90	89
PetSmart, Inc., Tranche B-1 Loan, 1st Lien
4.250%, 03/11/22	1,337	1,330
Sears Roebuck Acceptance Corp. (Kmart Corporation), 2016 Term Loan, 1st Lien
8.500%, 07/20/20	975	971

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Sears Roebuck Acceptance Corp. (Kmart Corporation), Term Loan (2015), 1st Lien
5.500%, 06/30/18	$2,164	$2,058
Toys 'R' US Property Company I, LLC, Initial Term Loan, Other
6.000%, 08/21/19	1,399	1,254
Toys R Us-Delaware, Inc., FILO CAD Term Loan
8.250%, 10/09/19	348	337
Toys R Us-Delaware, Inc., FILO US Term Loan
8.250%, 10/09/19	432	418
Toys 'R' US-Delaware, Inc., Term B-4 Loan, 1st Lien
9.750%, 04/24/20	1,048	900
Toys R Us-Delaware, Inc., Term Loan B-3
5.250%, 05/25/18	32	30

Total Retail		38,882

Service [2.8%]
4L Technologies Inc. (fka Clover Holdings, Inc.), Term Loan, 1st Lien
5.500%, 05/08/20(D)	63	56
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 1st Lien
3.750%, 10/09/19(C)	645	634
AHT Cooling
4.271%, 11/19/20	976	1,048
AI Avocado BV
0.000%, 09/17/21(H)	1,000	1,093
4.000%, 10/08/21	1,000	1,089
Alorica Inc, Term Loan B
0.000%, 06/22/22(H)	150	149
Asurion, LLC (fka Asurion Corporation), Incremental Tranche B-1 Term Loan, 1st Lien
5.000%, 05/24/19	2,244	2,230
Asurion, LLC (fka Asurion Corporation), Incremental Tranche B-2 Term Loan, 1st Lien
4.250%, 07/08/20	1,235	1,204
Asurion, LLC (fka Asurion Corporation), Incremental Tranche B-4 Term Loan,
5.000%, 07/31/22	2,650	2,609
Asurion, LLC (fka Asurion Corporation), Term Loan, 2nd Lien
8.500%, 03/03/21	3,845	3,691
Busy Bees Nurseries Ltd., Term Loan
4.750%, 04/29/22	1,000	1,302

Description	Face Amount (000)	Value (000)

Callcredit Information Group, 1st Lien
5.238%, 02/12/21	$2,797	$3,600
Dorna Sports, Term Loan
4.172%, 04/30/21	1,883	2,070
Environmental Resources, Term Loan
8.000%, 05/09/22	2,000	1,780
5.000%, 05/14/21	2,000	1,843
Evertec Group, LLC, Term Loan A
2.700%, 04/17/18	518	493
First Data Corporation, 2021 Extended Dollar Term Loan,
4.450%, 03/24/21	5,438	5,413
First Data Corporation, 2022 Dollar Term Loan, 1st Lien
4.200%, 07/08/22	4,625	4,579
Hertz Corp., Term Loan B-2
3.000%, 03/11/18(H)	3,677	3,672
Hotelbeds Group, Term Loan
0.000%, 05/31/23(H)	1,000	1,081
Imagine Print Solutions, Inc, Term Loan B
7.000%, 03/16/22	214	213
iQor US Inc., Term B Loan, 1st Lien
6.000%, 04/01/21	1,040	844
Laureate Education, Inc., New Series 2018 Extended Term Loan, 1st Lien
5.000%, 06/15/18	977	945
Nets Holdings, Term Loan
4.250%, 05/04/21	3,000	3,302
Paradigm, Term C Loan
4.750%, 07/24/19	138	103
Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), Term B-1 Loan, 1st Lien
4.750%, 05/02/22(H)	680	681
Redtop Acquisitions Limited, Second Lien
8.250%, 06/03/21	186	175
Sedgwick Claims Management Services, Inc., Initial Loan, 2nd Lien
6.750%, 02/28/22	760	728
Sedgwick Claims Management Services, Inc., Initial Term Loan, 1st Lien
3.750%, 03/01/21	1,479	1,444
Spin Holdco Inc., Initial Term Loan, 1st Lien
4.250%, 11/14/19	107	105
St. George's University Scholastic Services, Term Loan B
0.000%, 06/06/22(H)	225	223

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

STG-Fairway Acquisitions, Inc., Term Loan, 1st Lien
6.250%, 06/30/22	$134	$131
Sutherland Global Services Inc., Initial U.S. Term Loan, 1st Lien
6.000%, 04/23/21	1,153	1,145
Sutherland Global Services, Initial Cayman Term Loan
6.000%, 04/23/21	268	267
Trans Union LLC, 2016 Incremental Term B-2 Commitment,
3.500%, 04/09/21	561	554
Travelport Finance (Luxembourg) S.à r.l., Term B Loan, 1st Lien
5.000%, 09/02/21	2,325	2,310
Verisure Holdings, Term Loan
0.000%, 10/10/22(H)	1,000	1,106
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 1st Lien
4.000%, 04/02/20	605	451

Total Service		54,363

Sovereign [0.4%]
Arab Republic of Egypt
1.884%, 01/04/21(D)	2,572	2,392
Republic of Angola
7.045%, 12/06/20	6,563	5,939

Total Sovereign		8,331

Telecommunications [1.2%]
Altice France S.A., USD TLB-5, 1st Lien
4.560%, 07/29/22	358	352
Altice France S.A., USD TLB-7 Loan, 1st Lien
5.000%, 01/15/24	2,405	2,381
Altice US Finance I Corporation (Cequel Communications, LLC), Initial Term Loan, 1st Lien
4.250%, 12/14/22	1,119	1,113
Cable & Wireless Communications PLC (Sable), Term Loan B-2
0.000%, 12/02/22	252	251
Communications Sales & Leasing, Inc. (CSL Capital, LLC), Term Loan, 1st Lien
5.000%, 10/24/22	3,154	3,114
Coral-US Co-Borrower LLC, Term B-1 Loan, 1st Lien
5.500%, 12/30/22	308	307
EIG Investors Corp., Incremental Term Loan, 1st Lien
6.000%, 02/09/23	595	556

Description	Face Amount (000)	Value (000)

Eircom Finco S.a r.l., Facility B3, 1st Lien
4.500%, 05/31/22	$3,002	$3,273
Frontier Communications, Term Loan A
3.050%, 10/14/16	2,687	2,684
Integra Telecom Holdings, Inc., Term B-1 Loan, 1st Lien
5.250%, 08/14/20	424	411
Level 3 Financing, Inc., Tranche B 2020 Term Loan, 1st Lien
4.000%, 01/15/20	3,665	3,659
Level 3 Financing, Inc., Tranche B-III 2019 Term Loan, 1st Lien
4.000%, 08/01/19	280	279
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan, 1st Lien
4.000%, 04/13/20	628	621
Telenet International Finance S.A., Term Loan AA Facility, 1st Lien
3.500%, 06/30/23	2,000	2,182
West Corporation, Term B-12 Loan, 1st Lien
3.750%, 06/17/23	305	304
WestCorp, Term Loan B-14
0.000%, 06/13/21(H)	190	189
Zayo Group LLC (Zayo Capital, Inc.), 2016 Incremental Term Loan Facility,
4.500%, 05/06/21	437	437
Zayo Group LLC (Zayo Capital, Inc.), 2021 Term Loan, 1st Lien
3.750%, 05/06/21	1,828	1,816

Total Telecommunications		23,929

Textile & Apparel Mfg. [0.1%]
Vivarte, BOND, 1st Lien
7.000%, 10/29/19	1,071	1,067

Transportation [0.6%]
Allison Transmission, Inc., Term B-3 Loan, 1st Lien
3.500%, 08/23/19	1,623	1,621
Commercial Barge Line Company, Initial Term Loan, 1st Lien
9.750%, 11/12/20	555	511
CS Intermedia Holdco 2 LLC, Term Loan
4.000%, 04/04/21	279	278
FCA US LLC (fka Chrysler Group LLC), Tranche B Term Loan, 1st Lien
3.250%, 12/31/18	863	861

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)

Federal-Mogul Corporation, Tranche C Term Loan (2014), 1st Lien
4.750%, 04/15/21(H)	$475	$438
Federal-Mogul, First Lien
4.000%, 04/15/18	260	245
Gruden Acquisition, Inc., Term Loan, 1st Lien
5.750%, 08/18/22	99	91
KAR Auction Services, Inc., Tranche B-3 Term Loan,
4.250%, 03/04/23	2,993	2,999
MPG Holdco I Inc., Tranche B-1 Term Loan (2015),
3.750%, 10/20/21	351	347
Navios Maritime Midstream Partners L.P. (Navios Maritime Midstream Partners Finance (US) Inc.), Term Loan, 1st Lien
5.500%, 06/18/20(D)	144	137
Navios Maritime Partners L.P (Navios Partners Finance (US) Inc.), Term Loan, 1st Lien
5.250%, 06/27/18(D)	551	487
OSG Bulk Ships, Inc., Initial Term Loan, 1st Lien
5.250%, 08/05/19	40	38
Sage Automotive Holdings (Clearlake), Term Loan
0.057%, 10/08/20	1,598	1,566
Tower Automotive Holdings USA, LLC, Initial Term Loan (2014), 1st Lien
4.000%, 04/23/20	560	555
Visteon Corporation, Term Loan B
3.500%, 04/09/21	812	810
Wabash National Corporation, Term Loan B
4.250%, 03/16/22	490	489

Total Transportation		11,473

Utility [0.8%]
APLP Holdings Limited Partnership, Term Loan, 1st Lien
6.000%, 04/13/23	300	299
Bronco Midstream Funding, LLC, Term Loan B
5.000%, 08/15/20(H)	1,068	940
Calpine Construction Finance Company, L.P., Term B-1 Loan, 1st Lien
3.000%, 05/03/20	131	127
Calpine Construction Finance Company, L.P., Term B-2 Loan, 1st Lien
3.250%, 01/31/22	365	356

Description	Face Amount (000)	Value (000)

Calpine Corporation, Term Loan, 1st Lien
3.500%, 05/27/22	$504	$498
Calpine, Term Loan B-7
0.146%, 05/05/23	650	643
Dynegy Finance IV, Inc., Term Loan, 1st Lien
5.000%, 06/27/23	1,285	1,262
Dynegy Inc., Tranche B-2 Term Loan, 1st Lien
4.000%, 04/23/20	1	1
EFS Cogen Holdings I LLC, Term B Advance, 1st Lien
5.250%, 06/28/23	605	606
Empire Generating Co, LLC, Term B Advance, 1st Lien
5.250%, 03/12/21	1,381	1,174
Empire Generating Co, LLC, Term C Advance, 1st Lien
5.250%, 03/12/21	110	93
Longview Power, LLC, Term B Advance, 1st Lien
7.000%, 04/13/21	97	85
7.000%, 04/13/21	1,496	1,302
NRG Energy Inc, Term Loan
2.750%, 07/01/18(C)	2,856	2,828
NRG Energy Inc, Term Loan B
2.750%, 06/14/23(H)	4,625	4,586
Power Buyer, LLC, Second Lien
8.250%, 11/06/20	180	175
Power Buyer, LLC, Term Loan
4.250%, 05/06/20	544	541
TPF Generation Holdings, LLC, Term Loan, 1st Lien
4.750%, 12/31/17	906	860
Viva Alamo LLC, Initial Term Loan, 1st Lien
5.250%, 02/22/21(D)	273	207

Total Utility		16,583

Wireless Communications [0.1%]
Syniverse Technologies, Inc., Old Term Loan B - Initial Term Loans
4.000%, 04/23/19	64	47
Syniverse Technologies, Inc., Tranche B Term Loan
4.000%, 04/23/19	290	213
T-Mobile USA, Inc., Senior Lien Term Loan,
3.500%, 11/09/22(C)	1,516	1,521

Total Wireless Communications		1,781

Total Loan Participations
(Cost $567,639)		544,523

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Acquisition Cost (000)	Value (000)

Life Settlement Contracts [7.5%] (D) (F) (I)
American General Life #460L,
Acquired 05/30/2014*	$303	$315
American General Life #508L,
Acquired 05/30/2014*	2,595	2,206
American General Life #542L,
Acquired 07/30/2015*	83	149
American General Life #634L,
Acquired 05/30/2014*	530	830
American General Life #906L,
Acquired 07/30/2015*	479	2,116
American General Life #964L,
Acquired 07/30/2015*	1,459	1,466
AXA Equitable Life #0474,
Acquired 11/04/2013*	7,290	14,105
AXA Equitable Life #0932,
Acquired 11/04/2013*	1,014	2,815
AXA Equitable Life #1616,
Acquired 05/30/2014*	3,254	3,557
AXA Equitable Life #1898,
Acquired 11/04/2013*	441	85
AXA Equitable Life #7233,
Acquired 11/04/2013*	395	1,329
AXA Equitable Life #7578,
Acquired 11/04/2013*	2,104	2,991
AXA Equitable Life #7857,
Acquired 11/04/2013*	2,297	4,571
AXA Equitable Life #8538,
Acquired 11/04/2013*	1,333	893
AXA Equitable Life #9345,
Acquired 11/04/2013*	143	-450
Guardian Insurance #0346,
Acquired 11/04/2013*	646	3,038
Hartford Life #4700,
Acquired 11/24/2015*	81	251
Hartford Life #7522,
Acquired 11/24/2015*	805	811
ING Reliastar #1234,
Acquired 12/05/2013*	1,067	3,234
ING Reliastar #1649,
Acquired 12/05/2013*	61	962
ING Reliastar #3394,
Acquired 05/30/2014*	3,687	3,796
ING Reliastar #4842,
Acquired 11/20/2013*	921	3,738
ING Reliastar #776H,
Acquired 05/30/2014*	1,518	2,110
John Hancock #0430,
Acquired 05/30/2014*	2,418	3,944
John Hancock #0801,
Acquired 05/30/2014*	1,564	1,725
John Hancock #1929,
Acquired 05/30/2014*	3,812	3,804
John Hancock #2223,
Acquired 11/19/2013*	1,279	2,418
John Hancock #5072,
Acquired 05/30/2014*	1,409	2,347

Description	Acquisition Cost (000)	Value (000)

John Hancock #5080,
Acquired 11/19/2013*	$313	$1,966
John Hancock #5885,
Acquired 05/30/2014*	894	814
John Hancock #6686,
Acquired 05/30/2014*	3,035	2,538
John Hancock #6912,
Acquired 05/30/2014*	1,065	1,373
Lincoln Benefit Life #9330,
Acquired 05/30/2014*	5,482	3,831
Lincoln National #0019,
Acquired 09/18/2015*	2,460	6,021
Lincoln National #4654,
Acquired 05/30/2014*	721	851
Lincoln National #4754,
Acquired 09/18/2015*	1,029	4,201
Lincoln National #4754,
Acquired 09/18/2015*	610	2,769
Lincoln National #5658,
Acquired 09/18/2015*	329	1,201
Lincoln National #7099,
Acquired 09/18/2015*	1,254	3,270
Lincoln National #8558,
Acquired 09/18/2015*	1,659	4,101
Mass Mutual #1849,
Acquired 11/05/2013*	2,926	3,937
Mass Mutual #5167,
Acquired 05/30/2014*	63	881
Mass Mutual #5681,
Acquired 11/05/2013*	288	1,524
Mass Mutual #5864,
Acquired 05/30/2014*	4,668	4,488
Mass Mutual #6620,
Acquired 11/05/2013*	222	1,816
Met Life #8MLU,
Acquired 05/30/2014*	1,413	4,549
Pacific Life #7850,
Acquired 05/30/2014*	550	633
Penn Mutual #3106,
Acquired 05/30/2014*	1,294	1,325
Phoenix Life #5555,
Acquired 05/30/2014*	3,946	4,492
Phoenix Life #6161,
Acquired 05/30/2014*	3,472	5,111
Phoenix Life #8499,
Acquired 05/30/2014*	756	296
Phoenix Life #8509,
Acquired 05/30/2014*	761	296
Principal Financial #6653,
Acquired 10/30/2013*	306	1,195
Prudential #5978,
Acquired 10/02/2015*	372	1,457
Security Mutual Life #5380,
Acquired 10/30/2013*	410	1,324
Transamerica #1708,
Acquired 10/28/2013*	957	4,281
Transamerica #3426,
Acquired 11/12/2013*	275	592

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Acquisition Cost (000)/Face Amount (000)	Value (000)

Transamerica #8205,
Acquired 10/28/2013*	$714	$1,757
Union Central Life #4500,
Acquired 10/30/2013*	790	3,483

Total Life Settlement Contracts
(Cost $86,022)		145,529

Sovereign Debt [3.4%]
Argentina Paris Club
0.000%, 05/30/21(D)	8,750	8,199
Argentine Republic Government International Bond
10.250%, 02/06/03(E) (F)	12	9
10.000%, 12/07/04(E) (F)	1,244	1,518
10.000%, 02/22/07(E) (F)	25	25
9.500%, 03/04/04(E) (F)	27	33
9.000%, 01/07/05(E) (F)	132	130
9.000%, 11/19/08(D) (E) (F)	15	19
8.750%, 02/04/03(E) (F)	30	30
8.500%, 02/23/05(E) (F)	630	693
8.500%, 07/30/10(E) (F)	34	33
8.125%, 10/04/04(E) (F)	119	137
8.125%, 04/21/08(E) (F)	85	84
8.000%, 02/25/02(D) (E) (F)	2,033	1,466
8.000%, 02/26/08(E) (F)	114	138
8.000%, 10/30/09(E) (F)	366	446
7.820%, 12/31/33	6,537	7,490
7.625%, 08/11/07(E) (F)	13	13
7.500%, 05/23/02(D) (E) (F)	52	38
7.125%, 06/10/02(E) (F)	97	96
7.125%, 07/06/36	2,000	2,000
7.000%, 03/18/04(E) (F)	141	156
6.625%, 07/06/28	2,000	2,000
5.870%, 03/31/23(E) (F)	28	37
0.000%, 07/22/03(D) (E) (F)	66	48
0.000%, 12/22/04(E) (F)	29	29
Bosnia & Herzegovina Government International Bond
0.625%, 12/11/17(C)	1,079	1,110
Egyptian Paris Club
2.779%, 01/01/21(D)	62	62
Iraq International Bond
5.800%, 01/15/28	2,000	1,523
Islamic Republic of Pakistan
7.250%, 04/15/19	2,500	2,625
Kenya Government International Bond
5.875%, 06/24/19	2,000	1,982
Mongolia Government International Bond, MTN
5.125%, 12/05/22	1,250	1,024
Oman Government International Bond
4.750%, 06/15/26	2,000	1,979

Description	Face Amount (000)/Shares	Value (000)

Province of Salta Argentina
9.500%, 03/16/22	$1,924	$2,044
9.125%, 07/07/24	3,500	3,500
Provincia de Buenos Aires
9.250%, 04/15/17	124	127
9.125%, 03/16/24	3,000	3,300
3.000%, 11/01/17(G)	5,200	5,223
Provincia de Cordoba
12.375%, 08/17/17	846	912
7.125%, 06/10/21	4,500	4,511
Provincia de Neuquen Argentina
8.625%, 05/12/28	1,250	1,312
Republic of Belarus
8.950%, 01/26/18	1,500	1,555
Republic of Cameroon International Bond
9.500%, 11/19/25	3,260	3,293
Senegal Government International Bond
8.750%, 05/13/21	1,500	1,639
Tanzania Government International Bond
6.892%, 03/09/20(C)	2,391	2,445
Ukraine Government International Bond
7.750%, 09/01/19	584	575
3.984%, 05/31/40(C)	925	300

Total Sovereign Debt
(Cost $67,603)		65,908

Closed-End Fund [0.8%]
Stone Ridge Reinsurance Risk Premium Interval Fund (D)	1,600,913	16,313

Total Closed-End Fund
(Cost $16,257)		16,313

Convertible Bonds [0.5%]
Coal Mining [0.0%]
Enercoal Resources Pte
9.250%, 04/07/18(D) (E)	200	20
New World Resources
4.000%, 10/07/20	352	4

Total Coal Mining		24

Food, Beverage & Tobacco [0.0%]
CEDC Finance International
10.000%, 04/30/18	1,762	405

Investment Companies [0.2%]
Aabar Investments PJSC, MTN
0.500%, 03/27/20	3,000	2,480

Medical Products & Services [0.0%]
Bio City Development BV
8.000%, 07/06/18(D) (E)	1,000	300

Metal-Iron [0.0%]
London Mining Jersey
12.000%, 04/30/19(D) (E) (F)	1,500	77

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)/Number of Warrants/Shares	Value (000)

Miscellaneous Business Services [0.2%]
DP World
1.750%, 06/19/24	$3,800	$3,710

Miscellaneous Manufacturing [0.1%]
Dana Gas Sukuk
9.000%, 10/31/17	2,250	2,014

Petroleum & Fuel Products [0.0%]
Gulf Keystone Petroleum
6.250%, 10/18/17(E) (F)	2,000	320

Total Convertible Bonds
(Cost $13,453)		9,330

Asset-Backed Security [0.2%]
BT SPE (Acquired 07/06/11, Acquisition Cost $10,781,378)
9.250%, 12/31/49(D) (I)	5,519	4,920

Total Asset-Backed Security
(Cost $5,519)		4,920

Warrants [0.1%]
Central Bank of Nigeria,
Expires 11/15/20* (C) (D)	27,250	2,180
Gulf Keystone Petro,
Expires 04/18/17* (D)	661,000	7

Total Warrants
(Cost $4,783)		2,187

Common Stock [0.0%]
Energy [0.0%]
Aventine Renewable Energy Holdings *	3,836	15
Lone Pine Resource * (D)	9,355	—
Lone Pine Resource A * (D) (I)	9,355	18

Total Energy		33

Metals & Mining [0.0%]
Atlas Iron	2,708,293	18
New World Resources, Cl A * (D)	44,276,198	88

Total Metals & Mining		106

Services [0.0%]
A'Ayan Leasing * (D)	1,169,438	87
Astana Finance *	208,618	—

Total Services		87

Total Common Stock
(Cost $1,782)		226

Short-Term Investments [9.4%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.030%** ‡	10,194,368	10,195

Description	Shares	Value (000)

SEI Daily Income Trust Government Fund, Cl A, 0.150%**	172,490,252	$172,490

Total Short-Term Investments
(Cost $182,685)		182,685

Total Investments [100.4%]
(Cost $1,961,580)†		$1,957,063

Percentages are based on Net Assets of $1,948,335 (000).

†	At June 30, 2016, the tax basis cost of the Fund's investments was $1,961,580 (000), and the unrealized appreciation and depreciation were $90,904 (000) and $95,421 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2016.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2016, the value of these securities amounted to $235,304 (000), representing 12.1% of the net assets of the Fund.

(B)	Payment in Kind.
(C)	Floating Rate Security — The rate reported is the rate in effect on June 30, 2016.
(D)	Security is considered illiquid. The total market value of such security as of June 30, 2016 was $211,647 (000) and represented 10.9% of net assets of the Fund.
(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(F)	Security is considered restricted. The total market value of such security as of June 30, 2016 was $174,587 (000) and represented 9.0% of net assets of the Fund.
(G)	Step Bond — The rate reported is the rate in effect on June 30, 2016. The coupon on a step bond changes on a specific date.
(H)	Unsettled bank loan.
(I)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of June 30, 2016 was $150,467 (000) and represented 7.7% of net assets of the Fund.

CHF — Swiss Franc
Cl — Class
EUR — Euro
GBP — British Pound Sterling
LLC — Limited Liability Corporation
LLP — Limited Liability Partnership
LP — Limited Partnership
Ltd. — Limited
MLP — Master Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
PTY — Proprietary
SA — Special Assessment
SPE — Special Purpose Entity
USD — United States Dollar
Amounts designated as "—" are either $0 or have been rounded to $0.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

A list of the open forward foreign currency contracts held by the Fund at June 30, 2016, is as follows:
Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
7/15/16-6/1/17	CHF	11,304	USD	11,586	$(139)
7/15/16	GBP	1,615	USD	2,341	190
7/15/16-7/29/16	EUR	132,204	USD	147,011	138
					$189

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2016, is as follows:
Counterparty	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Appreciation (000)
US Bank	$(160,748)	$160,937	$189

For the period ended June 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$985,442	$—	$985,442
Loan Participations	—	542,131	2,392	544,523
Life Settlement Contracts	—	—	145,529	145,529
Sovereign Debt	—	65,846	62	65,908
Closed-End Fund	16,313	—	—	16,313
Convertible Bonds	—	9,330	—	9,330
Asset-Backed Security	—	—	4,920	4,920
Warrants	2,180	7	—	2,187
Common Stock	105	103	18	226
Short-Term Investments	182,685	—	—	182,685
Total Investments in Securities	$201,283	$1,602,859	$152,921	$1,957,063

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$328	$—	$328
Unrealized Depreciation	—	(139)	—	(139)
Total Other Financial Instruments	$—	$189	$—	$189

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) Of the $152,921 (000) in Level 3 securities as of June 30, 2016, $150,467 (000) or 98.4% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2016:

	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Sovereign Debt
Beginning balance as of October 1, 2015	$2,528	$159,314	$105
Accrued discounts/ premiums	—	—	(2)
Realized gain/(loss)	30	16,235	7
Change in unrealized appreciation/(depreciation)	21	(2,778)	2
Purchases	—	1,258	—
Sales/paydowns	(187)	(28,500)	(50)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of June 30, 2016	$2,392	$145,529	$62
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$21	$(2,778)	$2

	Investments in Asset-Backed Securities	Investments in Common Stock	Total
Beginning balance as of October 1, 2015	$5,469	$11	$167,427
Accrued discounts/ premiums	—	—	(2)
Realized gain/(loss)	—	—	16,272
Change in unrealized appreciation/(depreciation)	44	7	(2,704)
Purchases	—	—	1,258
Sales/paydowns	(593)	—	(29,330)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending balance as of June 30, 2016	$4,920	$18	$152,921
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$44	$7	$(2,704)

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2016 (000)	Valuation Techniques
BT SPE	$4,920	Discounted Cash Flow Model
		based on actual collection level and experienced defaults
		Observable Inputs
		Cumulated Collections
		Cumulated Defaults
		Annualized Default Rate
		Cumulated Default Rate
		Pace of Collection Pace of Defaults
		Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	9.25%
		Valuation Techniques
Life Settlement Contracts	145,529	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	14%
		Expected Maturity (months)	2-112 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended June 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended June 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.  Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$59
Purchases at Cost	18,746
Proceeds from Sales	(8,610)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 6/30/16	$10,195
Dividend Income	$2

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Multi-Asset Fund

Description	Shares	Value (000)

Exchange Traded Funds [48.7%]
Consumer Staples Select Sector SPDR Fund	5,495	$303
Financial Select Sector SPDR	21,905	500
Health Care Select Sector SPDR Fund	5,110	367
iShares 7-10 Year Treasury Bond ETF	30,780	3,477
iShares Russell 3000 Index Fund	2,955	367
iShares S&P MidCap 400 Index Fund	6,630	990
SPDR S&P 500	2,923	612
SPDR S&P Dividend	12,357	1,037
Technology Select Sector SPDR	16,345	709
Utilities Select Sector SPDR Fund	6,235	327

Total Exchange Traded Funds
(Cost $7,860)		8,689

Unaffiliated Registered Investment Companies [33.6%]
Ashmore Emerging Markets Corporate Debt Fund	181,772	1,410
DoubleLine Total Return Bond Fund	136,634	1,494
Oppenheimer Senior Floating Rate Fund	86,946	674
Vanguard Short-Term Bond Index Fund	155,995	1,657
Voya Global Real Estate Fund	37,038	764

Total Unaffiliated Registered Investment Companies
(Cost $5,931)		5,999

Affiliated Registered Investment Company [7.1%]
City National Rochdale Corporate Bond Fund, Servicing Class	121,441	1,273

Total Affiliated Registered Investment Company
(Cost $1,318)		1,273

Short-Term Investments [10.7%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.070%* ‡	957,613	958
Goldman Sachs Financial Square Funds - Government Fund, 0.245%*	957,613	957

Total Short-Term Investments
(Cost $1,915)		1,915

Total Investments [100.1%]
(Cost $17,024)†		$17,876

Percentages are based on Net Assets of $17,854 (000).

†	At June 30, 2016, the tax basis cost of the Fund’s investments was $17,024 (000), and the unrealized appreciation and depreciation were $1,049 (000) and $197 (000), respectively.
*	The rate reported is the 7-day effective yield as of June 30, 2016.
‡	Investment in Affiliate.

ETF — Exchange Traded Fund
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

As of June 30, 2016, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

	City National Rochdale Corporate Bond Fund, Servicing Class	City National Rochdale High Yield Bond Fund, Institutional Class	City National Rochdale Prime Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$1,300	$531	$1,357
Purchases at Cost	—	870	2,807
Proceeds from Sales	(32)	(1,374)	(3,206)
Unrealized Gain (Loss)	6	79	—
Realized Gain (Loss)	(1)	(106)	—
Ending balance as of 6/30/16	$1,273	$—	$958
Dividend Income	$17	$36	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Dividend and Income Fund

Description	Shares	Value (000)

Common Stock [92.0%]
Consumer Discretionary [3.8%]
Cedar Fair	14,000	$809
Hasbro	30,400	2,553
McDonald's	33,800	4,068
Six Flags Entertainment	22,500	1,304

Total Consumer Discretionary		8,734

Consumer Staples [25.5%](A)
Altria Group	64,250	4,431
B&G Foods	112,700	5,432
Campbell Soup	15,000	998
Clorox	32,100	4,442
Coca-Cola	24,172	1,096
ConAgra Foods	27,800	1,329
Dr Pepper Snapple Group	52,900	5,112
General Mills	71,780	5,119
Hershey	24,400	2,769
Imperial Brands ADR	23,152	2,528
Kellogg	40,500	3,307
Kimberly-Clark	18,200	2,502
PepsiCo	8,000	847
Philip Morris International	52,600	5,351
Procter & Gamble	39,149	3,315
Reynolds American	36,272	1,956
Sysco	38,800	1,969
Unilever ADR	22,200	1,064
Universal	38,592	2,228
Vector Group	146,242	3,279

Total Consumer Staples		59,074

Energy [7.5%]
Buckeye Partners	12,400	872
California Resources	238	3
Chevron	30,683	3,217
ConocoPhillips	27,500	1,199
Enbridge Energy Partners	15,000	348
Energy Transfer Partners	3,700	141
Enterprise Products Partners	72,584	2,124
Exxon Mobil	25,838	2,422
Kinder Morgan	33,500	627
NuStar Energy	11,250	560
Occidental Petroleum	25,500	1,927
ONEOK	18,500	878
Plains All American Pipeline	60,725	1,669
Sunoco	10,500	314
TransCanada	25,928	1,172

Total Energy		17,473

Financials [5.1%]
Arthur J Gallagher	13,200	628
BB&T	44,000	1,567
Cincinnati Financial	51,700	3,872
Compass Diversified Holdings	71,000	1,178
JPMorgan Chase	32,000	1,988
Mercury General	15,000	797
NBT Bancorp	25,935	743
People's United Financial	30,000	440
RMR Group	1,475	46

Description	Shares	Value (000)

Synchrony Financial	6,572	$166
US Bancorp	10,000	403

Total Financials		11,828

Health Care [7.4%]
Bristol-Myers Squibb	52,000	3,825
Eli Lilly	48,400	3,811
GlaxoSmithKline ADR	39,300	1,703
Johnson & Johnson	38,200	4,634
Merck	28,150	1,622
Pfizer	41,944	1,477

Total Health Care		17,072

Industrials [4.2%]
3M	1,000	175
Eaton	39,700	2,371
General Dynamics	14,500	2,019
General Electric	13,743	433
Lockheed Martin	19,200	4,765

Total Industrials		9,763

Information Technology [0.7%]
Paychex	20,000	1,190
Seagate Technology	15,000	365

Total Information Technology		1,555

Materials [2.2%]
Dow Chemical	15,009	746
EI du Pont de Nemours	32,700	2,119
Olin	38,236	950
Sonoco Products	24,000	1,192

Total Materials		5,007

REITs [13.7%]
Apartment Investment & Management, Cl A	17,229	761
Camden Property Trust	8,914	788
Care Capital Properties	9,658	253
Communications Sales & Leasing	27,225	787
EPR Properties	33,200	2,679
Government Properties Income Trust	35,000	807
Gramercy Property Trust	51,000	470
HCP	33,546	1,187
Healthcare Realty Trust	17,000	595
Healthcare Trust of America, Cl A	20,000	647
Lamar Advertising, Cl A	70,000	4,641
Liberty Property Trust	17,385	691
Mid-America Apartment Communities	12,000	1,277
National Health Investors	20,000	1,502
National Retail Properties	48,500	2,508
National Storage Affiliates Trust	50,000	1,041
QTS Realty Trust, Cl A	8,000	448
Select Income REIT	62,000	1,611
Simon Property Group	10,000	2,169
Sovran Self Storage	10,036	1,053

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Dividend and Income Fund

Description	Shares	Value (000)

Tanger Factory Outlet Centers	27,984	$1,124
Ventas	38,632	2,813
Welltower	11,612	884
Weyerhaeuser	38,400	1,143

Total REITs		31,879

Shipping & Transportation [0.2%]
Fly Leasing ADR	52,877	525

Telecommunication Services [4.7%]
AT&T	84,500	3,651
Consolidated Communications Holdings	125,400	3,416
Verizon Communications	68,067	3,801

Total Telecommunication Services		10,868

Utilities [17.0%]
AGL Resources	19,000	1,254
American Electric Power	33,500	2,348
AmeriGas Partners	28,200	1,317
Atmos Energy	15,000	1,220
Avangrid	14,000	645
Avista	30,000	1,344
Brookfield Infrastructure Partners	36,000	1,629
Dominion Resources	24,000	1,870
DTE Energy	15,000	1,487
Duke Energy	59,006	5,062
Entergy	13,700	1,115
Eversource Energy	37,492	2,246
Ferrellgas Partners	7,300	135
FirstEnergy	38,000	1,327
NiSource	20,000	530
Northwest Natural Gas	8,396	544
OGE Energy	33,600	1,100
Pinnacle West Capital	28,885	2,341
Portland General Electric	12,000	529
PPL	20,000	755
SCANA	38,000	2,875
Sempra Energy	9,000	1,026
Suburban Propane Partners	11,200	374
United Utilities Group ADR	17,318	480
WEC Energy Group	36,500	2,384
Westar Energy, Cl A	30,000	1,683
Xcel Energy	40,000	1,791

Total Utilities		39,411

Total Common Stock
(Cost $146,240)		213,189

Exchange Traded Funds [2.2%]
iShares US Preferred Stock ETF	27,300	1,089
PowerShares Preferred Portfolio	269,500	4,107

Total Exchange Traded Funds
(Cost $5,027)		5,196

Preferred Stock [1.5%]
Financials [0.7%]
AmTrust Financial Services	10,000	259
Bank of America	10,000	271

Description	Shares/Face Amount (000)	Value (000)

Capital One Financial	10,000	$283
JPMorgan Chase	10,000	268
Public Storage	10,000	266
Wells Fargo	10,000	269

Total Financials		1,616

REITs [0.4%]
First Potomac Realty Trust	1,215	31
National Retail Properties	10,000	262
Public Storage	10,000	260
Wells Fargo Real Estate Investment	10,000	275

Total REITs		828

Telecommunication Services [0.3%]
Qwest	20,000	532
Verizon Communications	10,000	275

Total Telecommunication Services		807

Utilities [0.1%]
Southern	10,000	279

Total Preferred Stock
(Cost $3,280)		3,530

Asset-Backed Security [0.1%]
BT SPE (Acquired 07/06/11, Acquisition Cost $551,294)
9.250%, 12/31/49(B) (C)	$282	252

Total Asset-Backed Security
(Cost $282)		252

Short-Term Investments [2.9%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.030%** ‡	3,368,552	3,368
SEI Daily Income Trust Government Fund, Cl A, 0.150%**	3,368,552	3,369

Total Short-Term Investments
(Cost $6,737)		6,737

Total Investments [98.7%]
(Cost $161,566)†		$228,904

Percentages are based on Net Assets of $231,854 (000).

†	At June 30, 2016, the tax basis cost of the Fund's investments was $161,566 (000), and the unrealized appreciation and depreciation were $71,778 (000) and $4,440 (000), respectively.
**	The rate reported is the 7-day effective yield as of June 30, 2016.
‡	Investment in Affiliate.
(A)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.
(B)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of June 30, 2016 was $252 (000) and represented 0.1% of net assets of the Fund.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale Dividend and Income Fund

(C)	Security is considered illiquid. The total market value of such security as of June 30, 2016 was $252 (000) and represented 0.1% of net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust
SPE — Special Purpose Entity

The following is a list of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$213,189	$—	$—	$213,189
Exchange Traded Funds	5,196	—	—	5,196
Preferred Stock	3,530	—	—	3,530
Asset-Backed Security	—	—	252	252
Short-Term Investments	6,737	—	—	6,737
Total Investments in Securities	$228,652	$—	$252	$228,904

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2016:

Investments in Asset-Backed Security (000)
Beginning balance as of October 1, 2015	$280
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/ (depreciation)	2
Purchases	—
Sales/paydowns	(30)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of June 30, 2016	$252
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$2

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of June 30, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2016 (000)	Valuation Techniques
BT SPE	$252	Discounted Cash Flow Model based on actual collection level and experienced defaults

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection
Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended June 30, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$455
Purchases at Cost	26,758
Proceeds from Sales	(23,845)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 6/30/16	$3,368
Dividend Income	$—

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)

Common Stock [98.1%]
Aerospace & Defense [6.1%]
Boeing	29,500	$3,831
Hexcel	68,800	2,865
Honeywell International	53,000	6,165

Total Aerospace & Defense		12,861

Auto Components [1.3%]
Magna International	80,500	2,823

Beverages [2.4%]
PepsiCo	47,100	4,990

Biotechnology [4.1%]
Celgene *	35,800	3,531
Gilead Sciences	60,800	5,072

Total Biotechnology		8,603

Capital Markets [1.5%]
BlackRock, Cl A	9,300	3,186

Chemicals [1.1%]
Ecolab	18,700	2,218

Commercial Banks [3.1%]
BankUnited	93,800	2,882
Wells Fargo	76,600	3,625

Total Commercial Banks		6,507

Commercial Services & Supplies [2.5%]
Cintas	27,000	2,649
Equifax	20,800	2,671

Total Commercial Services & Supplies		5,320

Computer Software [2.2%]
Microsoft	90,300	4,621

Computers & Peripherals [3.0%]
Apple	65,800	6,290

Consumer Finance [1.2%]
Synchrony Financial	100,100	2,530

Diversified Financial Services [4.1%]
CME Group, Cl A	40,600	3,954
JPMorgan Chase	76,600	4,760

Total Diversified Financial Services		8,714

Energy Equipment & Services [1.6%]
Schlumberger	41,300	3,266

Food & Staples Retailing [6.6%]
Costco Wholesale	22,600	3,549
CVS Health	66,300	6,348
Wal-Mart Stores	54,000	3,943

Total Food & Staples Retailing		13,840

Description	Shares	Value (000)

Health Care Equipment & Supplies [2.5%]
Edwards Lifesciences *	52,000	$5,186

Health Care Providers & Services [4.0%]
HCA Holdings *	39,300	3,026
UnitedHealth Group	38,300	5,408

Total Health Care Providers & Services		8,434

Hotels, Restaurants & Leisure [1.4%]
Starbucks	51,100	2,919

Household Durables [1.8%]
PulteGroup	188,600	3,676

Household Products [2.1%]
Colgate-Palmolive	61,300	4,487

Industrial Conglomerates [1.9%]
Danaher	39,300	3,970

Insurance [2.0%]
American International Group	78,600	4,157

Internet Software & Services [5.6%]
Alphabet, Cl A *	10,300	7,226
Facebook, Cl A *	40,300	4,605

Total Internet Software & Services		11,831

IT Services [5.6%]
MasterCard, Cl A	61,800	5,442
Visa, Cl A	86,400	6,408

Total IT Services		11,850

Life Sciences Tools & Services [2.0%]
Thermo Fisher Scientific	29,000	4,285

Machinery [1.1%]
Wabtec	31,500	2,212

Media [4.9%]
Comcast, Cl A	76,100	4,961
Time Warner	26,500	1,949
Walt Disney	33,800	3,306

Total Media		10,216

Multi-Utilities [3.1%]
PG&E	102,100	6,526

Oil, Gas & Consumable Fuels [3.7%]
Chevron	26,500	2,778
Exxon Mobil	54,000	5,062

Total Oil, Gas & Consumable Fuels		7,840

Pharmaceuticals [3.8%]
Eli Lilly	45,700	3,599
Johnson & Johnson	36,300	4,403

Total Pharmaceuticals		8,002

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2016 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)

Real Estate Investment Trusts [1.7%]
Essex Property Trust	15,700	$3,581

Semiconductors & Semiconductor Equipment [1.9%]
NXP Semiconductors *	52,000	4,074

Software [1.5%]
Adobe Systems *	32,400	3,104

Specialty Retail [4.6%]
Home Depot	43,200	5,516
Lowe's	51,100	4,045

Total Specialty Retail		9,561

Water Utilities [2.1%]
American Water Works	51,100	4,319

Total Common Stock
(Cost $174,564)		205,999

Short-Term Investments [1.8%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.070%** ‡	1,694,173	1,694
Goldman Sachs Financial Square Funds - Government Fund, 0.245%**	2,137,416	2,138

Total Short-Term Investments
(Cost $3,832)		3,832

Total Investments [99.9%]
(Cost $178,396)†		$209,831

Percentages are based on Net Assets of $210,097 (000).

†	At June 30, 2016, the tax basis cost of the Fund's investments was $178,396 (000), and the unrealized appreciation and depreciation were $35,114 (000) and $3,679 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2016.
‡	Investment in Affiliate.

Cl — Class

As of June 30, 2016, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2016, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):

City National Rochdale Prime Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$1,555
Purchases at Cost	22,452
Proceeds from Sales	(22,313)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 6/30/16	$1,694
Dividend Income	$1

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale Emerging Markets Portfolio

Description	Shares	Value (000)

Common Stock [89.2%]
China [14.0%]
Alibaba Group Holding ADR *	125,519	$9,982
Baidu ADR *	65,400	10,801
China State Construction International Holdings	5,793,091	7,632
CIMC Enric Holdings	10,362,000	4,702
Ctrip.com International ADR *	232,500	9,579
Man Wah Holdings	11,279,200	16,225
New Oriental Education & Technology Group ADR	366,500	15,349
Sunac China Holdings	11,898,000	7,361
Sunny Optical Technology Group	9,549,132	33,418
XTEP International Holdings	15,294,000	8,181

Total China		123,230

Hong Kong [26.3%]
AAC Technologies Holdings	2,696,200	22,885
ANTA Sports Products	5,250,000	10,489
Bloomage BioTechnology	5,592,500	8,650
China Medical System Holdings	8,264,000	12,570
China Overseas Land & Investment	2,824,000	8,918
China Railway Group, Cl H *	15,361,000	11,405
Chow Tai Fook Jewellery Group	946,200	678
Fufeng Group	3,103,000	856
Galaxy Entertainment Group	3,185,000	9,442
Great Wall Motor, Cl H	15,116,500	12,509
Minth Group	4,474,000	14,446
MTR	2,270,066	11,470
NagaCorp	24,908,063	16,567
Ping An Insurance Group of China, Cl H	3,645,000	16,045
Skyworth Digital Holdings	19,623,858	16,037
Tencent Holdings	1,868,100	42,404
Zhejiang Expressway, Cl H	12,334,000	11,590
ZTE, Cl H	4,486,224	5,655

Total Hong Kong		232,616

India [22.5%]
Bharat Petroleum (C)	590,920	9,386
CESC (C)	1,304,688	11,537
Coal India (C)	762,879	3,538
Container of India (C)	707,763	15,001
Crompton Greaves Consumer Electricals * (C)	3,322,928	7,077
Dr. Reddy's Laboratories ADR	135,300	6,931
Emami (C)	523,865	8,540
HDFC Bank (C)	353,793	7,154
HDFC Bank ADR	239,000	15,858
Housing Development Finance (C)	695,772	12,923
ICICI Bank (C)	1,670,000	5,952
ICICI Bank ADR	1,283,432	9,215
Infosys ADR	453,000	8,086
ITC (C)	2,260,823	12,340
Kotak Mahindra Bank (C)	1,216,940	13,763
Mindtree (C)	845,936	8,333
Sun Pharmaceutical Industries (C)	680,355	7,692

Description	Shares	Value (000)

Taro Pharmaceutical Industries *(C)	69,669	$10,144
Tata Motors, Cl A (C)	1,482,833	6,410
Tata Motors ADR	290,954	10,087
Tech Mahindra (C)	1,157,336	8,672

Total India		198,639

Indonesia [6.5%]
Bank Mandiri Persero	11,554,300	8,330
Cikarang Listrindo * (A)	24,368,900	2,766
Ciputra Development	69,547,669	7,633
Jasa Marga Persero	20,664,800	8,250
Lippo Karawaci	87,737,461	7,603
Mitra Adiperkasa *	20,305,600	6,378
MNC Kapital Indonesia * (B)(D)	89,800,000	8,360
Surya Citra Media	33,593,500	8,390

Total Indonesia		57,710

Malaysia [4.2%]
Berjaya Auto	12,568,600	7,233
Inari Amertron	14,869,388	10,954
My EG Services	19,814,600	9,683
Nirvana Asia (A) (B)	28,415,000	8,973

Total Malaysia		36,843

Philippines [8.9%]
GT Capital Holdings	472,760	14,470
JG Summit Holdings	4,000,000	7,312
Jollibee Foods	1,670,410	8,592
Megaworld	146,813,526	14,510
Metropolitan Bank & Trust	4,413,094	8,475
Security Bank	2,503,930	10,213
SM Prime Holdings	25,310,875	14,687

Total Philippines		78,259

Thailand [5.4%]
KCE Electronics - Foreign	5,070,400	12,012
Land & Houses NVDR	32,171,284	8,285
LPN Development - Foreign	3,787,700	1,391
LPN Development	3,220,000	1,182
LPN Development NVDR	8,254,701	3,030
Minor International - Foreign	10,050,305	11,512
Minor International NVDR	1,096,700	1,256
Siam Cement - Foreign	660,100	8,942

Total Thailand		47,610

United States [1.4%]
Cognizant Technology Solutions, Cl A *	224,000	12,822

Total Common Stock
(Cost $681,294)		787,729

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale Emerging Markets Portfolio

Description	Shares/Warrants	Value (000)

Participatory Note [2.2%]
Boci Financial – Credit Suisse #*	452,500	$1,381
Boci Financial – UBS #*	2,480,837	7,560
Hanghou Hikvision Digital Technology – Credit Suisse#*	414,513	1,338
Hanghou Hikvision Digital Technology – UBS #*	2,955,220	9,542

Total Participatory Note
(Cost $11,255)		19,821

Warrants [0.1%]
Inari Amertron,
Expires 02/17/20*	1,117,403	369
Minor International,
Expires 12/31/29*	355,427	53

Total Warrants
(Cost $—)		422

Short-Term Investments [6.7%]
City National Rochdale Government Money Market Fund, Institutional Class, 0.030%** ‡	27,120,155	27,120
SEI Daily Income Trust Government Fund, Cl A, 0.170%**	31,942,239	31,942

Total Short-Term Investments
(Cost $59,062)		59,062

Total Investments [98.2%]
(Cost $760,816)†		$867,034

Percentages are based on Net Assets of $883,189 (000).

†	At June 30, 2016, the tax basis cost of the Fund's investments was $760,816 (000), and the unrealized appreciation and depreciation were $145,294 (000) and $39,076 (000), respectively.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2016.
‡	Investment in Affiliate.
#	Expiration Date not available.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On June 30, 2016, the value of these securities amounted to $11,740 (000), representing 1.3% of the net assets of the Fund.

(B)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of June 30, 2016 was $17,333 (000) and represented 2.0% of net assets of the Fund.

(C)	Securities held through a Mauritius Subsidiary
(D)	Security is considered illiquid. The total value of such security as of June 30, 2016, was $8,360 (000) and represented 0.9% of the net assets of the Fund.

ADR — American Depositary Receipt
Cl — Class
NVDR — Non Voting Depository Receipt
Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a list of the inputs used as of June 30, 2016 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$770,396	$—	$17,333	$787,729
Participatory Note	—	19,821	—	19,821
Warrants	369	53	—	422
Short-Term Investments	59,062	—	—	59,062
Total Investments in Securities	$829,827	$19,874	$17,333	$867,034

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of June 30, 2016:

Investments in
Common Stock (000)
Beginning balance as of October 1, 2015	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales/paydowns	—
Transfers into Level 3	17,333
Transfers out of Level 3	—
Ending balance as of June 30, 2016	$17,333
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—
The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments that are not valued via one or more broker quotes as of June 30, 2016. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at June 30, 2016 (000)	Valuation Techniques

Common Stock	$17,333	Discounted from the Last Traded Price

		Observable Inputs
		N/A

		Unobservable Inputs	Discount Range
		Discount Rate	0.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
For the period ended June 30, 2016, there have been transfers between Level 1 and Level 2 assets and liabilities. For the period ended June 30, 2016, there have been transfers between Level 2 and Level 3 assets and liabilities. The transfers out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.
The following is a summary of the transactions with affiliates for the period ended June 30, 2016 (000):
CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments
June 30, 2016 (unaudited)

City National Rochdale Emerging Markets Portfolio

City National Rochdale Government Money Market Fund, Institutional Class
Beginning balance as of 9/30/15	$20,187
Purchases at Cost	90,017
Proceeds from Sales	(83,084)
Unrealized Gain (Loss)	—
Realized Gain (Loss)	—
Ending balance as of 06/30/16	$27,120
Dividend Income	$4

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: August 29, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt,
Treasurer

Date: August 29, 2016